UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-06431

AMG FUNDS II

(Exact name of registrant as specified in charter)

600 Steamboat Road, Suite 300, Greenwich, Connecticut 06830

(Address of principal executive offices) (Zip code)

AMG Funds LLC

600 Steamboat Road, Suite 300, Greenwich, Connecticut 06830

(Name and address of agent for service)

Registrant’s telephone number, including area code: (203) 299-3500

Date of fiscal year end: DECEMBER 31

Date of reporting period: JANUARY 1, 2018 – JUNE 30, 2018

(Semi-Annual Shareholder Report)

Item 1.	Reports to Shareholders

SEMI-ANNUAL REPORT

AMG Funds

June 30, 2018

AMG Chicago Equity Partners Balanced Fund

Class N: MBEAX    |    Class I: MBESX    |    Class Z: MBEYX

AMG Managers Amundi Intermediate Government Fund

Class N: MGIDX    |    Class I: MADIX    |    Class Z: MAMZX

AMG Managers Amundi Short Duration Government Fund

Class N: MGSDX     |    Class I: MANIX    |    Class Z: MATZX

amgfunds.com |	063018 SAR009

AMG Funds
Semi-Annual Report — June 30, 2018 (unaudited)

TABLE OF CONTENTS	PAGE

ABOUT YOUR FUND’S EXPENSES	2

FUND PERFORMANCE	3

FUND SNAPSHOTS AND SCHEDULES OF PORTFOLIO INVESTMENTS

AMG Chicago Equity Partners Balanced Fund	5

AMG Managers Amundi Intermediate Government Fund	18

AMG Managers Amundi Short Duration Government Fund	24

FINANCIAL STATEMENTS

Statement of Assets and Liabilities	31
Balance sheets, net asset value (NAV) per share computations and cumulative undistributed amounts

Statement of Operations	33
Detail of sources of income, expenses, and realized and unrealized gains (losses) during the fiscal period

Statements of Changes in Net Assets	34
Detail of changes in assets for the past two fiscal periods

Financial Highlights	35
Historical net asset values per share, distributions, total returns, income and expense ratios, turnover ratios and net assets

Notes to Financial Statements	44
Accounting and distribution policies, details of agreements and transactions with Fund management and affiliates, and descriptions of certain investment risks

ANNUAL RENEWAL OF INVESTMENT MANAGEMENT AND SUBADVISORY AGREEMENTS	52

Nothing contained herein is to be considered an offer, sale or solicitation of an offer to buy shares of any series of the AMG Funds family of mutual funds. Such offering is made only by prospectus, which includes details as to offering price and other material information.

About Your Fund’s Expenses (unaudited)

As a shareholder of a Fund, you may incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on $1,000 invested at the beginning of the period and held for the entire period as indicated below.

ACTUAL EXPENSES

The first line of the following table provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Six Months Ended June 30, 2018	Expense Ratio for the Period	Beginning Account Value 01/01/18	Ending Account Value 06/30/18	Expenses Paid During the Period*
AMG Chicago Equity Partners Balanced Fund
Based on Actual Fund Return
Class N	1.09%	$1,000	$1,030	$5.49
Class I	0.94%	$1,000	$1,031	$4.73
Class Z	0.84%	$1,000	$1,031	$4.23

Based on Hypothetical 5% Annual Return
Class N	1.09%	$1,000	$1,019	$5.46
Class I	0.94%	$1,000	$1,020	$4.71
Class Z	0.84%	$1,000	$1,021	$4.21
AMG Managers Amundi Intermediate Government Fund
Based on Actual Fund Return
Class N	0.84%	$1,000	$985	$4.13
Class I	0.73%	$1,000	$986	$3.57
Class Z	0.69%	$1,000	$985	$3.40

Based on Hypothetical 5% Annual Return
Class N	0.84%	$1,000	$1,021	$4.21
Class I	0.73%	$1,000	$1,021	$3.64
Class Z	0.69%	$1,000	$1,021	$3.46

Six Months Ended June 30, 2018	Expense Ratio for the Period	Beginning Account Value 01/01/18	Ending Account Value 06/30/18	Expenses Paid During the Period*
AMG Managers Amundi Short Duration Government Fund
Based on Actual Fund Return
Class N	0.75%	$1,000	$1,005	$3.73
Class I	0.65%	$1,000	$1,006	$3.23
Class Z	0.60%	$1,000	$1,006	$3.01

Based on Hypothetical 5% Annual Return
Class N	0.75%	$1,000	$1,021	$3.76
Class I	0.65%	$1,000	$1,022	$3.26
Class Z	0.60%	$1,000	$1,022	$3.03

*

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

2

Fund Performance (unaudited)

Periods ended June 30, 2018

The table below shows the average annual total returns for the periods indicated for each Fund, as well as each Fund’s relative index for the same time periods ended June 30, 2018.

Average Annual Total Returns[1]	Six Months*	One Year	Five Years	Ten Years	Since Inception	Inception Date
AMG Chicago Equity Partners Balanced Fund2, [3,4,5,6,7,11,12]
Class N	2.96%	11.15%	8.88%	8.10%	8.00%	01/02/97
Class I	3.07%	11.34%	9.08%	—	9.32%	11/30/12
Class Z	3.06%	11.46%	9.16%	8.38%	8.38%	01/02/97

60% Russell 1000®
Index8 /40% Bloomberg
Barclays U.S. Aggregate
Bond Index[9]	1.22%	8.54%	9.04%	8.17%	7.60%	01/02/97	†
Russell 1000® Index[8]	2.85%	14.54%	13.37%	10.20%	8.45%	01/02/97	†
Bloomberg Barclays U.S. Aggregate Bond Index[9]	(1.62%)	(0.40%)	2.27%	3.72%	5.02%	01/02/97	†
AMG Managers Amundi Intermediate Government Fund2, [3,4,10,11,12]
Class N	(1.55% )	(0.95% )	2.02%	3.68%	5.32%	03/31/92
Class I	(1.40% )	(0.81% )	—	—	(0.20% )	02/24/17
Class Z	(1.48% )	(0.80% )	—	—	(0.26% )	02/24/17

Bloomberg Barclays
U.S. Aggregate Bond Index[9]	(1.62% )	(0.40% )	2.27%	3.72%	5.48%	03/31/92	†
FTSE Mortgage Index[13]	(0.97% )	0.11%	2.23%	3.56%	5.37%	03/31/92	†
AMG Managers Amundi Short Duration Government Fund2, [3,4,10,11,12]
Class N	0.50%	0.89%	0.64%	1.09%	3.28%	03/31/92
Class I	0.55%	1.00%	—	—	0.64%	02/24/17
Class Z	0.58%	1.05%	—	—	0.76%	02/24/17

ICE BofAML US 6-Month Treasury Bill Index[14]	0.81%	1.39%	0.57%	0.62%	2.87%	03/31/92	†

The performance data shown represents past performance. Past performance is not a guarantee of future results. Current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Investors should carefully consider the Fund’s investment objectives, risks, charges and expenses before investing. For performance information through the most recent month end, current net asset values per share for the Funds and other information, please call 800.835.3879 or visit our website at amgfunds.com for a free prospectus. Read it carefully before investing or sending money.

Distributed by AMG Distributors, Inc., member FINRA/SIPC.

*	Not annualized.
†	Date reflects inception date of the Fund, not the index.
[1]

Total return equals income yield plus share price change and assumes reinvestment of all dividends and capital gain distributions. Returns are net of fees and may reflect offsets of Fund expenses as described in the prospectus. No adjustment has been made for taxes payable by shareholders on their reinvested dividends and capital gain distributions. Returns for periods greater than one year are annualized. The listed returns on the Funds are net of expenses and based on the published NAV as of June 30, 2018. All returns are in U.S. dollars ($).

[2]	From time to time, the Fund’s adviser has waived its fees and/or absorbed Fund expenses, which has resulted in higher returns.
[3]	To the extent that the Fund invests in asset-backed or mortgage-backed securities, its exposure to prepayment and extension risks may be greater than investments in other fixed income securities.
[4]

The Fund is subject to the risks associated with investments in debt securities, such as default risk and fluctuations in the perception of the debtors’ ability to pay their creditors. Changing interest rates may adversely affect the value of an investment. An increase in interest rates typically causes the value of bonds and other fixed income securities to fall.

[5]

Investments in international securities are subject to certain risks of overseas investing including currency fluctuations and changes in political and economic conditions, which could result in significant market fluctuations. These risks are magnified in emerging markets.

[6]

The Fund is subject to risks associated with investments in mid-capitalization companies such as greater price volatility, lower trading volume, and less liquidity than the stocks of larger, more established companies.

[7]	The Fund invests in value stocks, which may perform differently from the market as a whole and may be undervalued by the market for a long period of time.
[8]

The Russell 1000® Index measures the performance of approximately 1,000 of the largest securities based on a combination of their market cap and current index membership. The Russell 1000®represents approximately 92% of the U.S. market. The Russell 1000® Index is unmanaged, is not available for investment, and does not incur expenses.

[9]

The Bloomberg Barclays U.S. Aggregate Bond Index represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. The Bloomberg Barclays U.S. Aggregate Bond Index is unmanaged, is not available for investment, and does not incur expenses.

[10]	The Fund may invest in derivatives such as options and futures; the complexity and rapidly changing structure of derivatives markets may increase the possibility of market losses.
[11]

Many bonds have call provisions which allow the debtors to pay them back before maturity. This is especially true with mortgage securities, which can be paid back anytime. Typically debtors prepay their debt when it is to their advantage (when interest rates drop making a new loan at current rates more attractive), and thus likely to the disadvantage of bondholders, who may have to reinvest prepayment proceeds in securities with lower yields. Prepayment risk will vary depending on the provisions of the security and current interest rates relative to the interest rate of the debt.

3

Fund Performance

Periods ended June 30, 2018 (continued)

[12]

Obligations of certain government agencies are not backed by the full faith and credit of the U.S. government. If one of these agencies defaulted on a loan, there is no guarantee that the U.S. government would provide financial support. Additionally, debt securities of the U.S. government may be affected by changing interest rates and subject to prepayment risk.

[13]	The FTSE Mortgage Index includes all outstanding
government sponsored fixed-rate mortgage-backed securities, weighted in proportion to their current market capitalization. The Index reflects no deductions for fees, expenses, or taxes. Unlike the Fund, the FTSE Mortgage Index is unmanaged, is not available for investment, and does not incur expenses.
[14]	The ICE BofAML US 6-Month Treasury Bill Index is an unmanaged index that measures returns of six month Treasury Bills. Unlike the Fund, the ICE BofAML US
6-Month Treasury Bill Index is unmanaged, is not available for investment, and does not incur expenses.

The Russell 1000® Index is a trademark of the London Stock Exchange Group companies.

Not FDIC Insured, nor bank guaranteed. May lose value.

4

AMG Chicago Equity Partners Balanced Fund

Fund Snapshots (unaudited)

June 30, 2018

PORTFOLIO BREAKDOWN

Sector	% of Net Assets
U.S. Government and Agency Obligations	28.4
Information Technology	18.2
Industrials	12.2
Consumer Discretionary	9.6
Financials	8.4
Health Care	8.4
Consumer Staples	4.1
Energy	2.7
Real Estate	2.2
Materials	2.1
Utilities	1.6
Telecommunication Services	1.1
Short-Term Investments[1]	2.5
Other Assets Less Liabilities[2]	(1.5)

[1]	Includes reinvestment of cash collateral into joint repurchase agreements on security lending transactions.
[2]	Includes repayment of cash collateral on security lending transactions.

Rating	% of Market Value[1]
U.S. Government and Agency Obligations	81.4
Aaa	0.1
Aa	2.1
A	10.8
Baa	5.6

[1]	Includes market value of fixed-income securities only.

TOP TEN HOLDINGS

Security Name	% of Net Assets
Apple, Inc.	2.5
Amazon.com, Inc.	2.4
Alphabet, Inc., Class A	1.9
Microsoft Corp.	1.7
Facebook, Inc., Class A	1.4
U.S. Treasury Notes, 1.625%, 07/31/20	1.1
U.S. Treasury Notes, 2.000%, 01/31/20	1.0
U.S. Treasury Notes, 1.375%, 01/31/20	1.0
U.S. Treasury Notes, 1.375%, 08/31/20	1.0
U.S. Treasury Bonds, 2.750%, 08/15/47	1.0

Top Ten as a Group	15.0

Credit quality ratings shown above reflect the highest rating assigned by either Standard & Poor’s (“S&P”) or Moody’s Investors Service, Inc. (“Moody’s”). These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

5

AMG Chicago Equity Partners Balanced Fund

Schedule of Portfolio Investments (unaudited)

June 30, 2018

	Shares	Value
Common Stocks - 64.1%
Consumer Discretionary - 9.6%
888 Holdings PLC (Gibraltar)	21,500	$76,482
Accent Group, Ltd. (Australia)	93,300	113,962
Amazon.com, Inc.*	3,100	5,269,380
AMC Networks, Inc., Class A*	1,700	105,740
Aoyama Trading Co., Ltd. (Japan)	1,300	43,375
Aptiv PLC (Ireland)	4,040	370,185
Bellway PLC (United Kingdom)	300	11,852
Beneteau, S.A. (France)	4,800	89,920
BorgWarner, Inc.	6,420	277,087
Burlington Stores, Inc.*	7,410	1,115,427
Cable One, Inc.[1]	430	315,315
Carter’s, Inc.	920	99,719
Chipotle Mexican Grill, Inc.*	295	127,254
Choice Hotels International, Inc.	1,840	139,104
Comcast Corp., Class A	13,405	439,818
CTS Eventim AG & Co. KGaA (Germany)[1]	1,200	58,917
De’ Longhi S.P.A. (Italy)	100	2,828
DFS Furniture PLC (United Kingdom)	6,100	16,544
Dollar General Corp.	3,340	329,324
Domino’s Pizza Group PLC (United Kingdom)	2,800	12,779
Domino’s Pizza, Inc.	1,895	534,712
EDION Corp. (Japan)	100	1,006
Exedy Corp. (Japan)	3,200	99,044
Fairfax Media, Ltd. (Australia)	80,000	44,324
Harley-Davidson, Inc.[1]	2,360	99,309
Hilton Grand Vacations, Inc.*	2,825	98,028
Hilton Worldwide Holdings, Inc.	7,245	573,514
HIS Co., Ltd. (Japan)	400	12,047
The Home Depot, Inc.	6,815	1,329,606
Hyatt Hotels Corp., Class A	7,385	569,753
IDP Education, Ltd. (Australia)	9,700	75,446
The Interpublic Group of Cos., Inc.	22,360	524,118
Kadokawa Dwango Corp. (Japan)	4,500	49,733
Kindred Group PLC, SDR (Malta)	3,100	38,836
Las Vegas Sands Corp.	1,740	132,866
Live Nation Entertainment, Inc.*,1	5,420	263,249
Lululemon Athletica, Inc. (Canada)*	2,100	262,185
Macy’s, Inc.	4,925	184,343
The Madison Square Garden Co., Class A*	480	148,891
Marriott International, Inc., Class A	4,440	562,104
Michael Kors Holdings, Ltd. (United Kingdom)*	10,570	703,962

	Shares	Value
Misawa Homes Co., Ltd. (Japan)	12,000	$99,557
N Brown Group PLC (United Kingdom)	13,400	29,940
Netflix, Inc.*	3,440	1,346,519
Nine Entertainment Co. Holdings, Ltd. (Australia)	2,600	4,768
Nishimatsuya Chain Co., Ltd. (Japan)	2,800	32,180
Nobia AB (Sweden)	1,500	11,517
Omnicom Group, Inc.[1]	3,160	241,013
Polaris Industries, Inc.	2,920	356,766
Pool Corp.	2,375	359,812
Proto Corp. (Japan)	800	10,471
Qurate Retail, Inc.*	6,005	127,426
Ralph Lauren Corp.	3,655	459,507
Redrow PLC (United Kingdom)	6,500	45,664
Ross Stores, Inc.	7,835	664,016
Sanoma OYJ (Finland)	4,900	49,605
Sirius XM Holdings, Inc.[1]	36,585	247,680
Six Flags Entertainment Corp.[1]	1,180	82,659
SKY Perfect JSAT Holdings, Inc. (Japan)	11,900	56,691
SSP Group PLC (United Kingdom)	1,887	15,744
Target Corp.	4,295	326,935
Thule Group AB (Sweden)[2]	2,000	49,574
Tokai Rika Co., Ltd. (Japan)	1,800	34,127
Toll Brothers, Inc.	3,630	134,274
Tupperware Brands Corp.	1,340	55,262
Twenty-First Century Fox, Inc., Class A	3,930	195,282
Vail Resorts, Inc.	790	216,610
VF Corp.	4,020	327,710
Viacom, Inc., Class B	6,460	194,834
Wacoal Holdings Corp. (Japan)	1,500	43,688
Xinyi Glass Holdings, Ltd. (Hong Kong)	26,000	31,537
Total Consumer Discretionary		21,173,456
Consumer Staples - 4.1%
Altria Group, Inc.	7,625	433,024
Archer-Daniels-Midland Co.	6,545	299,957
Austevoll Seafood A.S.A. (Norway)	5,500	65,980
Axfood AB (Sweden)	2,200	42,225
Brown-Forman Corp., Class B	6,483	317,732
The Coca-Cola Co.	11,535	505,925
Colgate-Palmolive Co.	12,430	805,588
Conagra Brands, Inc.	11,795	421,435
Constellation Brands, Inc., Class A	1,840	402,721
Costco Wholesale Corp.	2,600	543,348
CVS Health Corp.	2,135	137,387

The accompanying notes are an integral part of these financial statements.

6

AMG Chicago Equity Partners Balanced Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Consumer Staples - 4.1% (continued)
Edgewell Personal Care Co.*	2,835	$143,054
The Estee Lauder Cos., Inc., Class A	4,365	622,842
Flowers Foods, Inc.	11,890	247,669
Kimberly-Clark Corp.	1,540	162,224
La Doria S.P.A. (Italy)	1,400	17,231
Lamb Weston Holdings, Inc.	7,985	547,052
Oriflame Holding AG (Switzerland)	100	3,211
Origin Enterprises PLC (Ireland)	8,300	59,804
PepsiCo, Inc.	6,460	703,300
Philip Morris International, Inc.	7,820	631,387
The Procter & Gamble Co.	6,950	542,517
Rami Levy Chain Stores Hashikma Marketing 2006, Ltd. (Israel)	1,600	77,693
Salmar A.S.A. (Norway)	2,000	83,888
Stock Spirits Group PLC (United Kingdom)	9,900	29,789
Strauss Group, Ltd. (Israel)	1,400	28,210
Sysco Corp.	12,090	825,626
TreeHouse Foods, Inc.*	1,400	73,514
Walmart, Inc.	3,860	330,609
Total Consumer Staples		9,104,942
Energy - 2.7%
Anadarko Petroleum Corp.	2,800	205,100
Apache Corp.[1]	3,150	147,263
Baker Hughes, a GE Co.	2,810	92,814
Beach Energy, Ltd. (Australia)	9,200	11,908
Cabot Oil & Gas Corp.	12,040	286,552
Cheniere Energy, Inc.*	3,420	222,950
Chevron Corp.	5,335	674,504
ConocoPhillips	8,265	575,409
Continental Resources, Inc.*	950	61,522
Devon Energy Corp.	6,790	298,488
EOG Resources, Inc.	920	114,476
Exxon Mobil Corp.	13,035	1,078,386
Gaztransport Et Technigaz, S.A. (France)	800	48,964
Halliburton Co.	3,590	161,765
HollyFrontier Corp.	905	61,929
Japan Petroleum Exploration Co., Ltd. (Japan)	2,600	67,784
Laredo Petroleum, Inc.*	9,150	88,023
Marathon Petroleum Corp.	1,670	117,167
National Oilwell Varco, Inc.	4,890	212,226
Noble Corp. PLC (United Kingdom)*	16,620	105,205
Occidental Petroleum Corp.	3,100	259,408

	Shares	Value
Ocean Yield A.S.A. (Norway)	2,700	$23,524
ONEOK, Inc.	3,520	245,802
PBF Energy, Inc., Class A	1,565	65,620
Petrofac, Ltd. (United Kingdom)	7,500	57,615
Pioneer Natural Resources	745	140,984
Valero Energy Corp.	1,195	132,442
Whitehaven Coal, Ltd. (Australia)	19,800	84,521
Whiting Petroleum Corp.*	3,000	158,160
The Williams Cos., Inc.	4,240	114,946
Total Energy		5,915,457
Financials - 6.8%
The Allstate Corp.	6,940	633,414
American Express Co.	2,700	264,600
Ameriprise Financial, Inc.	3,490	488,181
Aspen Insurance Holdings, Ltd. (Bermuda)	3,540	144,078
Assured Guaranty, Ltd. (Bermuda)	6,240	222,955
Banca Popolare Di Sondrio SCARL (Italy)	3,900	15,643
Bank of America Corp.	28,255	796,508
Berkshire Hathaway, Inc., Class B*	5,330	994,844
BlackRock, Inc.	420	209,597
BPER Banca (Italy)	2,000	10,913
Cembra Money Bank AG (Switzerland)	850	66,576
Chesnara PLC (United Kingdom)	700	3,344
Citizens Financial Group, Inc.	3,520	136,928
CME Group, Inc.	1,930	316,366
Comerica, Inc.	2,330	211,844
Commerce Bancshares, Inc.	4,043	261,623
Corp. Financiera Alba, S.A. (Spain)	1,700	98,656
Cullen/Frost Bankers, Inc.	1,120	121,229
Dah Sing Financial Holdings, Ltd. (Hong Kong)	9,400	54,815
Deutsche Pfandbriefbank AG (Germany)[2]	2,900	40,462
Discover Financial Services	1,755	123,570
E*TRADE Financial Corp.*	1,260	77,062
Eaton Vance Corp.	7,260	378,899
esure Group PLC (United Kingdom)	1,000	2,860
Fifth Third Bancorp	8,240	236,488
FinecoBank Banca Fineco S.P.A. (Italy)	900	10,131
Franklin Resources, Inc.	7,205	230,920
Interactive Brokers Group, Inc., Class A	780	50,240
Invesco, Ltd.	4,150	110,224
Israel Discount Bank, Ltd. (Israel)	2,400	7,012
Japan Securities Finance Co., Ltd. (Japan)	2,500	13,672
JPMorgan Chase & Co.	11,538	1,202,260

The accompanying notes are an integral part of these financial statements.

7

AMG Chicago Equity Partners Balanced Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Financials - 6.8% (continued)
kabu.com Securities Co., Ltd. (Japan)	11,600	$37,569
Lincoln National Corp.	5,150	320,587
LPL Financial Holdings, Inc.	1,880	123,215
M&T Bank Corp.	1,130	192,269
Marusan Securities Co., Ltd. (Japan)	11,500	105,528
MetLife, Inc.	5,650	246,340
Moody’s Corp.	2,225	379,496
Navient Corp.	12,920	168,348
Northern Trust Corp.	6,350	653,351
Plus500, Ltd. (Israel)	6,500	137,616
ProAssurance Corp.	2,110	74,799
The Progressive Corp.	20,170	1,193,055
Prudential Financial, Inc.	1,770	165,513
Regions Financial Corp.	12,230	217,449
S&P Global, Inc.	2,100	428,169
SEI Investments Co.	1,430	89,404
SpareBank 1 Nord Norge (Norway)	7,500	55,987
Spirit MTA REIT, REIT *	1,908	19,652
State Street Corp.	2,800	260,652
SunTrust Banks, Inc.	5,715	377,304
SVB Financial Group*	1,175	339,293
T Rowe Price Group, Inc.	950	110,285
TD Ameritrade Holding Corp.	9,450	517,576
Tokai Tokyo Financial Holdings, Inc. (Japan)	3,100	19,754
Topdanmark A/S (Denmark)	2,500	109,178
Torchmark Corp.	1,480	120,487
U.S. Bancorp	6,565	328,381
Value Partners Group, Ltd. (Hong Kong)	57,000	44,819
Waddell & Reed Financial, Inc., Class A1	12,210	219,414
Wells Fargo & Co.	9,920	549,965
White Mountains Insurance Group, Ltd.	2	1,813
Total Financials		15,143,182
Health Care - 8.4%
AbbVie, Inc.	11,125	1,030,731
ABIOMED, Inc.*	1,060	433,593
ACADIA Pharmaceuticals, Inc.*,1	2,895	44,207
Aetna, Inc.	740	135,790
Agilent Technologies, Inc.	1,740	107,602
Align Technology, Inc.*	700	239,498
Amgen, Inc.	3,355	619,299
Anthem, Inc.	830	197,565
Baxter International, Inc.	5,530	408,335

	Shares	Value
BioGaia AB, Class B (Sweden)	800	$35,615
Bio-Techne Corp.	680	100,606
Bristol-Myers Squibb Co.	5,000	276,700
Bruker Corp.	17,815	517,348
Celgene Corp.*	1,480	117,542
Centene Corp.*	4,450	548,284
Cigna Corp.	1,370	232,832
Eli Lilly & Co.	9,780	834,527
Exelixis, Inc.*	27,460	590,939
Express Scripts Holding Co.*	900	69,489
Gilead Sciences, Inc.	4,915	348,179
Humana, Inc.	2,610	776,814
IDEXX Laboratories, Inc.*	6,800	1,481,992
Incyte Corp.*	3,760	251,920
Intercept Pharmaceuticals, Inc.*,1	1,200	100,692
Ionis Pharmaceuticals, Inc.*,1	5,600	233,352
Johnson & Johnson	6,125	743,207
Kaken Pharmaceutical Co., Ltd. (Japan)	200	10,262
KYORIN Holdings, Inc. (Japan)	4,800	99,620
McKesson Corp.	2,710	361,514
Medtronic PLC (Ireland)	6,345	543,195
Merck & Co., Inc.	10,555	640,688
Paramount Bed Holdings Co., Ltd. (Japan)	1,500	64,284
PerkinElmer, Inc.[1]	1,140	83,482
Perrigo Co. PLC (Ireland)	4,925	359,082
Pfizer, Inc.	12,427	450,852
Regeneron Pharmaceuticals, Inc.*	1,060	365,689
Ship Healthcare Holdings, Inc. (Japan)	1,500	56,524
Toho Holdings Co., Ltd. (Japan)	5,200	126,764
UnitedHealth Group, Inc.	6,540	1,604,524
Varian Medical Systems, Inc.*	5,285	601,010
Veeva Systems, Inc., Class A*	9,670	743,236
Vertex Pharmaceuticals, Inc.*	3,715	631,401
WellCare Health Plans, Inc.*	3,665	902,470
ZERIA Pharmaceutical Co., Ltd. (Japan)	1,100	23,772
Zimmer Biomet Holdings, Inc.	900	100,296
Zoetis, Inc.	4,900	417,431
Total Health Care		18,662,754
Industrials - 7.6%
3M Co.	1,945	382,620
Aida Engineering, Ltd. (Japan)	9,600	93,118
Air New Zealand, Ltd. (New Zealand)	10,400	22,347
Allison Transmission Holdings, Inc.	11,825	478,794

The accompanying notes are an integral part of these financial statements.

8

AMG Chicago Equity Partners Balanced Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Industrials - 7.6% (continued)
Amadeus Fire AG (Germany)	500	$54,011
Biesse S.P.A. (Italy)	300	11,671
The Boeing Co.	4,460	1,496,375
Brunel International, N.V. (Netherlands)	900	15,200
Caterpillar, Inc.	10,365	1,406,220
Cintas Corp.	1,940	359,036
Copa Holdings, S.A., Class A (Panama)	1,490	140,984
Copart, Inc.*	2,120	119,907
Costain Group PLC (United Kingdom)	14,700	85,249
Cummins, Inc.	1,660	220,780
Daetwyler Holding AG (Switzerland)	30	5,756
Dart Group PLC (United Kingdom)	5,100	52,286
DFDS A/S (Denmark)	250	15,913
The Dun & Bradstreet Corp.	3,760	461,164
Enav S.P.A. (Italy)[2]	5,100	25,514
Expeditors International of Washington, Inc.	14,640	1,070,184
FACC AG (Austria)	400	7,429
FedEx Corp.	1,120	254,307
Flowserve Corp.	2,050	82,820
Galliford Try PLC (United Kingdom)	1,700	19,517
Go-Ahead Group PLC (United Kingdom)	5,000	104,461
Graco, Inc.	3,060	138,373
HD Supply Holdings, Inc.*	9,290	398,448
HEICO Corp.	1	91
Honeywell International, Inc.	1,030	148,372
Hopewell Holdings, Ltd. (Hong Kong)	22,700	77,445
Huntington Ingalls Industries, Inc.	675	146,333
Implenia AG (Switzerland)	1,450	110,263
Inabata & Co., Ltd. (Japan)	600	8,322
Itoki Corp. (Japan)	6,500	37,803
Kanematsu Corp. (Japan)	2,900	41,827
KAR Auction Services, Inc.	2,370	129,876
Kardex AG (Switzerland)	280	38,745
Kokuyo Co., Ltd. (Japan)	1,100	19,512
Komori Corp. (Japan)	8,500	98,771
Kyodo Printing Co., Ltd. (Japan)	3,400	87,987
Landstar System, Inc.	4,820	526,344
Lockheed Martin Corp.	2,860	844,930
Meitec Corp. (Japan)	300	14,379
Mersen, S.A. (France)	1,600	63,543
Morgan Advanced Materials
PLC (United Kingdom)	10,800	46,551

	Shares	Value
Mota-Engil SGPS, S.A. (Portugal)	9,200	$30,705
Namura Shipbuilding Co., Ltd. (Japan)	2,900	12,239
Nolato AB, Class B (Sweden)	950	76,443
Norfolk Southern Corp.	1,150	173,501
Northrop Grumman Corp.	410	126,157
OC Oerlikon Corp. AG (Switzerland)	2,100	31,993
Old Dominion Freight Line, Inc.	1,910	284,514
PACCAR, Inc.	6,985	432,791
QINETIQ GROUP PLC (United Kingdom)	1,200	4,259
Raytheon Co.	2,820	544,768
Redde PLC (United Kingdom)	4,400	10,220
Rheinmetall AG (Germany)	100	11,002
Robert Half International, Inc.	13,860	902,286
Rockwell Automation, Inc.	3,755	624,194
Rockwool International A/S, Class B (Denmark)	220	85,757
Sojitz Corp. (Japan)	2,700	9,778
Spirit AeroSystems Holdings, Inc., Class A	2,425	208,332
Star Micronics Co., Ltd. (Japan)	1,900	29,377
Sulzer AG (Switzerland)	470	56,930
The Toro Co.	1,290	77,723
TransUnion	8,750	626,850
Union Pacific Corp.	620	87,842
United Rentals, Inc.*	6,025	889,411
Univar, Inc.*	7,660	200,998
Valmont Industries, Inc.	690	104,018
Waste Management, Inc.	1,290	104,929
WW Grainger, Inc.	2,340	721,656
XPO Logistics, Inc.*	2,840	284,511
Total Industrials		16,716,762
Information Technology - 18.2%
Azbil Corp. (Japan)	500	21,756
Accenture PLC, Class A (Ireland)	7,300	1,194,207
Adobe Systems, Inc.*	4,780	1,165,412
Akamai Technologies, Inc.*	1,120	82,018
Alphabet, Inc., Class A*	3,755	4,240,108
Altium, Ltd. (Australia)	2,500	41,551
Amphenol Corp., Class A	2,020	176,043
Apple, Inc.	30,200	5,590,322
Arista Networks, Inc.*	675	173,806
AT&S Austria Technologie & Systemtechnik
AG (Austria)	4,000	73,886
Atea A.S.A. (Norway)	2,900	41,763
Autodesk, Inc.*	660	86,519

The accompanying notes are an integral part of these financial statements.

9

AMG Chicago Equity Partners Balanced Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Information Technology - 18.2% (continued)
Automatic Data Processing, Inc.	1,120	$150,237
Booz Allen Hamilton Holding Corp.	4,330	189,351
Broadridge Financial Solutions, Inc.	3,060	352,206
CDW Corp.	12,670	1,023,609
Cisco Systems, Inc.	11,835	509,260
Dell Technologies, Inc., Class V*	1,200	101,496
Diebold Nixdorf AG (Germany)	50	3,334
DXC Technology Co.	2,800	225,708
Electrocomponents PLC (United Kingdom)	3,600	35,889
Facebook, Inc., Class A*	16,085	3,125,637
First Solar, Inc.*	1,230	64,772
FLIR Systems, Inc.	3,060	159,028
Fortinet, Inc.*	22,450	1,401,553
Harris Corp.	4,550	657,657
Hewlett Packard Enterprise Co.	15,410	225,140
HP, Inc.	7,490	169,948
IAC/InterActiveCorp*	910	138,766
Ines Corp. (Japan)	7,700	73,654
Intel Corp.	2,630	130,737
Intuit, Inc.	3,980	813,134
IPG Photonics Corp.*	820	180,917
Jabil, Inc.	7,520	208,003
Juniper Networks, Inc.[1]	10,970	300,797
Kainos Group PLC (United Kingdom)	11,100	58,597
Marvell Technology Group, Ltd.	9,790	209,898
Mastercard, Inc., Class A	5,730	1,126,060
Maxim Integrated Products, Inc.	10,110	593,053
Micron Technology, Inc.*	9,220	483,497
Microsoft Corp.	38,055	3,752,604
Motorola Solutions, Inc.	5,370	624,907
Nemetschek SE (Germany)	60	7,191
NetApp, Inc.	3,320	260,720
NSD Co., Ltd. (Japan)	1,800	40,976
NVIDIA Corp.	4,560	1,080,264
Palo Alto Networks, Inc.*	3,420	702,707
PayPal Holdings, Inc.*	7,800	649,506
Perspecta, Inc.	1,400	28,770
QUALCOMM, Inc.	2,365	132,724
Red Hat, Inc.*	1,370	184,087
Seagate Technology PLC	3,530	199,339
Shinko Electric Industries Co., Ltd. (Japan)	12,100	107,989

	Shares	Value
Siltronic AG (Germany)	400	$56,840
Skyworks Solutions, Inc.	3,505	338,758
Softcat PLC (United Kingdom)	14,300	144,285
Splunk, Inc.*	1,180	116,950
Square, Inc., Class A*	4,650	286,626
Synopsys, Inc.*	3,820	326,877
Take-Two Interactive Software, Inc.*	3,955	468,114
Texas Instruments, Inc.	14,390	1,586,497
Total System Services, Inc.	980	82,830
Twitter, Inc. *	11,180	488,231
The Ultimate Software Group, Inc.*	380	97,778
VeriSign, Inc.*	1,470	202,007
Viavi Solutions, Inc.*	15,760	161,382
Visa, Inc., Class A	7,270	962,912
VMware, Inc., Class A*	1,740	255,728
VTech Holdings (Hong Kong)	600	6,916
WEX, Inc.*	1,080	205,718
Zebra Technologies Corp., Class A*	8,070	1,156,027
Total Information Technology		40,315,589
Materials - 2.1%
Air Products & Chemicals, Inc.	2,255	351,171
Altri SGPS, S.A. (Portugal)	2,800	28,217
Avery Dennison Corp.	1,850	188,885
Cabot Corp.	2,205	136,203
Celanese Corp.	1,260	139,936
CF Industries Holdings, Inc.	5,090	225,996
The Chemours Co.	12,490	554,056
Crown Holdings, Inc.*	9,610	430,144
Domtar Corp.	4,990	238,223
DowDuPont, Inc.	1,355	89,322
DuluxGroup, Ltd. (Australia)	12,400	70,115
Ence Energia y Celulosa, S.A. (Spain)	7,200	63,642
Eramet (France)	350	45,916
FMC Corp.	3,940	351,487
Freeport-McMoRan, Inc.	8,515	146,969
Huntsman Corp.	6,060	176,952
Metsa Board OYJ (Finland)	4,600	51,856
Mitsubishi Steel Manufacturing Co., Ltd. (Japan)	4,200	81,419
The Navigator Co., S.A. (Portugal)	3,700	21,970
Nippon Soda Co., Ltd. (Japan)	700	3,867
PPG Industries, Inc.	935	96,987
Royal Gold, Inc.	3,895	361,612
Sealed Air Corp.	8,520	361,674

The accompanying notes are an integral part of these financial statements.

10

AMG Chicago Equity Partners Balanced Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Materials - 2.1% (continued)
Steel Dynamics, Inc.	1,980	$90,981
Svenska Cellulosa AB SCA, Class B (Sweden)	6,400	69,285
Toyo Ink SC Holdings Co., Ltd. (Japan)	600	15,632
Vedanta Resources PLC (India)	11,300	95,890
Westlake Chemical Corp.	1,320	142,072
Yodogawa Steel Works, Ltd. (Japan)	200	5,101
Total Materials		4,635,580
Real Estate - 2.2%
Alexandria Real Estate Equities, Inc., REIT	760	95,889
alstria office REIT-AG, REIT (Germany)	1,500	22,536
Bayside Land Corp. (Israel)	30	12,958
CapitaLand Retail China Trust, REIT (Singapore)	7,500	8,360
CBRE Group, Inc., Class A*	3,420	163,271
CoreSite Realty Corp., REIT	4,990	552,992
Corporate Office Properties Trust, REIT	5,380	155,966
DDR Corp., REIT [1]	13,830	247,557
Digital Realty Trust, Inc., REIT	2,180	243,244
Equity LifeStyle Properties, Inc., REIT	2,250	206,775
Equity Residential, REIT	3,475	221,323
Eurocommercial Properties, N.V. (Netherlands)	600	25,466
GDI Property Group, REIT (Australia)	46,500	44,411
Hemfosa Fastigheter AB (Sweden)	6,200	72,418
Jones Lang LaSalle, Inc.	400	66,396
Kungsleden AB (Sweden)	12,600	86,728
The Macerich Co., REIT	2,710	154,009
Mori Trust Sogo Reit, Inc., REIT (Japan)	20	28,658
NSI, N.V., REIT (Netherlands)	100	4,192
OUE Hospitality Trust (Singapore)	31,700	18,506
Outfront Media, Inc., REIT	5,135	99,876
Park Hotels & Resorts, Inc., REIT	12,340	377,974
Piedmont Office Realty Trust, Inc., Class A, REIT	16,590	330,639
Prologis, Inc., REIT	3,920	257,505
RDI REIT PLC, REIT (United Kingdom)	215,200	99,262
Savills PLC (United Kingdom)	5,400	61,867
SBA Communications Corp., REIT *	2,265	373,997
Senior Housing Properties Trust, REIT	10,210	184,699
Soilbuild Business Space REIT, REIT (Singapore)	215,700	102,922
Spirit Realty Capital, Inc., REIT	19,080	153,212
Tanger Factory Outlet Centers, Inc., REIT [1]	6,480	152,215
Taubman Centers, Inc., REIT	2,280	133,973
Vastned Retail, N.V., REIT (Netherlands)	200	9,422
Total Real Estate		4,769,218

	Shares	Value
Telecommunication Services - 1.1%
AT&T, Inc.	29,394	$943,841
B Communications, Ltd. (Israel)*	6,200	56,776
Ei Towers S.P.A. (Italy)	50	2,765
HKBN, Ltd. (Hong Kong)	34,000	52,300
Telephone & Data Systems, Inc.	5,970	163,697
T-Mobile US, Inc.*	7,785	465,154
Verizon Communications, Inc.	13,170	662,583
Total Telecommunication Services		2,347,116
Utilities - 1.3%
American Water Works Co., Inc.	4,585	391,467
Atmos Energy Corp.	4,070	366,870
CenterPoint Energy, Inc.	10,375	287,491
Consolidated Edison, Inc.	3,530	275,269
Eversource Energy	2,880	168,797
Hera S.P.A. (Italy)	1,900	5,912
Hokuriku Electric Power Co. (Japan)*	11,500	115,506
Italgas S.P.A. (Italy)	600	3,302
Kenon Holdings, Ltd. (Singapore)	1,000	15,188
NRG Energy, Inc.	7,845	240,842
OGE Energy Corp.	5,910	208,091
Pinnacle West Capital Corp.	2,840	228,790
PPL Corp.	8,450	241,248
Vectren Corp.	3,250	232,213
Xcel Energy, Inc.	3,180	145,262
Total Utilities		2,926,248
Total Common Stocks (Cost $119,840,380)		141,710,304

	Principal Amount
Corporate Bonds and Notes - 6.5%
Financials - 1.6%
Aflac, Inc. 4.000%, 10/15/46	$30,000	28,269
The Allstate Corp. 3.150%, 06/15/23[1]	30,000	29,735
American Express Co.
3.400%, 02/27/23	220,000	217,678
4.050%, 12/03/42[1]	165,000	161,856
American Express Credit Corp., GMTN 2.250%, 08/15/19	10,000	9,940
American Financial Group, Inc. 4.500%, 06/15/47	25,000	23,579
Aon Corp. 5.000%, 09/30/20	20,000	20,706

The accompanying notes are an integral part of these financial statements.

11

AMG Chicago Equity Partners Balanced Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Financials - 1.6% (continued)
Bank of America Corp., GMTN 3.593%, 07/21/28[3]	$825,000	$788,558
The Bank of New York Mellon Corp., MTN 3.500%, 04/28/23	50,000	50,055
Brown & Brown, Inc. 4.200%, 09/15/24	25,000	25,097
CBRE Services, Inc. 5.250%, 03/15/25	25,000	26,348
The Goldman Sachs Group Inc. 3.691%, 06/05/28[3]	125,000	118,631
The Hartford Financial Services Group, Inc. 5.125%, 04/15/22	25,000	26,405
JPMorgan Chase & Co. 3.200%, 01/25/23	830,000	815,662
Lazard Group LLC
3.625%, 03/01/27	140,000	131,417
3.750%, 02/13/25	25,000	24,245
Marsh & McLennan Cos., Inc. 3.750%, 03/14/26[1]	30,000	29,756
Mastercard, Inc. 3.800%, 11/21/46	30,000	29,297
MetLife, Inc. 3.600%, 11/13/25	40,000	39,484
Morgan Stanley 3.591%, 07/22/28[3]	355,000	337,794
Old Republic International Corp. 3.875%, 08/26/26	25,000	24,089
The Progressive Corp. 2.450%, 01/15/27[1]	100,000	90,391
4.350%, 04/25/44	30,000	30,666
Regions Financial Corp. 3.200%, 02/08/21	30,000	29,863
SunTrust Bank, BKNT 3.000%, 02/02/23	30,000	29,381
Synovus Financial Corp. 3.125%, 11/01/22	20,000	19,125
TD Ameritrade Holding Corp. 2.950%, 04/01/22	25,000	24,576
Visa, Inc.
2.750%, 09/15/27	185,000	172,125
2.800%, 12/14/22	40,000	39,289
4.150%, 12/14/35	170,000	176,473
Total Financials		3,570,490
Industrials - 4.6%
3M Co., MTN 1.625%, 09/19/21	30,000	28,716
AbbVie, Inc. 4.400%, 11/06/42	500,000	476,669

	Principal Amount	Value
Adobe Systems, Inc. 3.250%, 02/01/25	$15,000	$14,770
Aetna Inc. 4.500%, 05/15/42	375,000	369,100
Agilent Technologies, Inc. 3.875%, 07/15/23	30,000	29,935
Air Products & Chemicals, Inc. 4.375%, 08/21/19	25,000	25,431
Altria Group, Inc. 4.250%, 08/09/42	190,000	177,652
Amazon.com, Inc. 2.400%, 02/22/23	45,000	43,324
AmerisourceBergen Corp. 4.250%, 03/01/45	30,000	26,475
Amgen, Inc. 3.875%, 11/15/21	40,000	40,603
Anthem, Inc. 4.625%, 05/15/42	40,000	38,911
Apple, Inc. 3.850%, 05/04/43	100,000	95,706
Applied Materials, Inc. 4.300%, 06/15/21	30,000	31,001
Aptiv PLC (Ireland) 4.250%, 01/15/26	25,000	24,958
AstraZeneca PLC (United Kingdom) 2.375%, 06/12/22	35,000	33,698
AT&T, Inc. 5.200%, 03/15/20	100,000	103,039
Automatic Data Processing, Inc. 2.250%, 09/15/20	20,000	19,733
Baxter International, Inc. 3.500%, 08/15/46	30,000	25,841
Biogen, Inc. 5.200%, 09/15/45	30,000	31,954
Block Financial LLC 5.500%, 11/01/22[1]	25,000	25,874
The Boeing Co.
1.875%, 06/15/23	275,000	258,110
2.800%, 03/01/27	140,000	132,156
BP Capital Markets PLC (United Kingdom) 2.500%, 11/06/22	55,000	53,050
Broadridge Financial Solutions, Inc. 3.400%, 06/27/26	25,000	23,738
Brown-Forman Corp.
4.000%, 04/15/38	260,000	259,666
4.500%, 07/15/45	25,000	26,830
CA, Inc.
4.700%, 03/15/27	25,000	25,286
Caterpillar Financial Services Corp., MTN 2.625%, 03/01/23[1]	340,000	328,379

The accompanying notes are an integral part of these financial statements.

12

AMG Chicago Equity Partners Balanced Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Industrials - 4.6% (continued)
Chevron Corp. 2.566%, 05/16/23	$45,000	$43,398
Cigna Corp. 3.875%, 10/15/47	10,000	8,541
Cisco Systems, Inc. 2.600%, 02/28/23[1]	45,000	43,799
Costco Wholesale Corp. 1.750%, 02/15/20	30,000	29,534
CSX Corp. 3.400%, 08/01/24	25,000	24,598
Cummins, Inc. 4.875%, 10/01/43	25,000	27,127
Danaher Corp. 2.400%, 09/15/20[1]	20,000	19,768
Delta Air Lines, Inc. 3.625%, 03/15/22	10,000	9,896
4.375%, 04/19/28	15,000	14,474
Dollar General Corp. 3.875%, 04/15/27	165,000	157,846
Eastman Chemical Co. 4.800%, 09/01/42	25,000	24,705
Emerson Electric Co. 2.625%, 12/01/21	30,000	29,466
The Estee Lauder Cos. Inc. 1.700%, 05/10/21	300,000	289,296
FedEx Corp. 3.875%, 08/01/42	40,000	35,935
Fidelity National Information Services, Inc. 4.500%, 08/15/46	30,000	27,971
Fiserv, Inc. 3.500%, 10/01/22	30,000	29,574
General Dynamics Corp. 2.625%, 11/15/27[1]	30,000	27,632
2.875%, 05/11/20	10,000	9,992
General Motors Co. 4.200%, 10/01/27	10,000	9,597
Gilead Sciences, Inc.
2.950%, 03/01/27[1]	435,000	406,814
3.250%, 09/01/22	50,000	49,741
GlaxoSmithKline Capital, Inc. 2.800%, 03/18/23	40,000	39,020
Hess Corp. 4.300%, 04/01/27[1]	30,000	29,027
Hewlett Packard Enterprise Co. 4.900%, 10/15/25	380,000	388,438
HollyFrontier Corp. 5.875%, 04/01/26[1]	345,000	368,633
The Home Depot, Inc. 2.700%, 04/01/23	50,000	48,845

	Principal Amount	Value
Honeywell International, Inc. 2.500%, 11/01/26	$35,000	$32,389
HP, Inc. 3.750%, 12/01/20	30,000	30,254
Hyatt Hotels Corp. 3.375%, 07/15/23	25,000	24,634
Intel Corp. 4.800%, 10/01/41	40,000	43,614
International Paper Co. 3.000%, 02/15/27	40,000	36,276
Kerr-McGee Corp. 6.950%, 07/01/24	30,000	34,081
Kinder Morgan, Inc. 4.300%, 03/01/28	50,000	48,669
KLA-Tencor Corp. 4.125%, 11/01/21	25,000	25,454
Kohl’s Corp. 4.250%, 07/17/25[1]	360,000	358,771
Lear Corp. 3.800%, 09/15/27	30,000	28,222
Lockheed Martin Corp. 3.550%, 01/15/26	40,000	39,375
Lowe’s Cos., Inc. 4.650%, 04/15/42	35,000	36,590
LYB International Finance BV (Netherlands) 5.250%, 07/15/43	30,000	31,250
Macy’s Retail Holdings, Inc. 2.875%, 02/15/23[1]	30,000	28,250
McDonald’s Corp., MTN 4.875%, 07/15/40	40,000	41,528
Microsoft Corp. 3.300%, 02/06/27	95,000	93,649
Moody’s Corp. 2.750%, 12/15/21	20,000	19,550
NetApp, Inc. 3.375%, 06/15/21	25,000	24,790
Newmont Mining Corp. 3.500%, 03/15/22	25,000	24,881
NIKE, Inc. 3.625%, 05/01/43	30,000	27,939
Nordstrom, Inc. 4.000%, 03/15/27	30,000	28,919
Norfolk Southern Corp. 2.903%, 02/15/23	20,000	19,571
Northrop Grumman Corp. 5.050%, 11/15/40	35,000	37,930
Occidental Petroleum Corp. 4.625%, 06/15/45	35,000	36,685
ONEOK Partners, L.P. 3.800%, 03/15/20	30,000	30,163

The accompanying notes are an integral part of these financial statements.

13

AMG Chicago Equity Partners Balanced Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Industrials - 4.6% (continued)
Oracle Corp. 3.250%, 11/15/27	$80,000	$76,586
Pfizer, Inc. 3.000%, 12/15/26	50,000	48,274
Philip Morris International, Inc. 2.625%, 03/06/23[1]	45,000	43,147
Praxair, Inc. 3.000%, 09/01/21	30,000	29,851
QUALCOMM, Inc. 4.800%, 05/20/45	430,000	430,980
Ralph Lauren Corp. 2.625%, 08/18/20	25,000	24,787
Raytheon Co. 4.400%, 02/15/20	30,000	30,691
Republic Services, Inc. 4.750%, 05/15/23	25,000	26,194
S&P Global, Inc. 3.300%, 08/14/20	30,000	30,047
salesforce.com, Inc. 3.250%, 04/11/23	25,000	24,870
Shell International Finance BV (Netherlands)
2.250%, 01/06/23	60,000	57,493
2.500%, 09/12/26	660,000	612,110
Spirit AeroSystems, Inc. 3.850%, 06/15/26	25,000	24,043
Stanley Black & Decker, Inc. 5.200%, 09/01/40	25,000	27,744
Starbucks Corp. 4.300%, 06/15/45	30,000	28,662
Target Corp. 2.500%, 04/15/26[1]	40,000	36,792
The TJX Cos., Inc. 2.250%, 09/15/26	30,000	26,782
Total System Services, Inc. 3.750%, 06/01/23	130,000	128,976
4.800%, 04/01/26	25,000	25,668
Toyota Motor Credit Corp., MTN 4.250%, 01/11/21	400,000	411,674
Union Pacific Corp. 4.000%, 04/15/47[1]	205,000	194,051
United Technologies Corp. 3.125%, 05/04/27	50,000	46,541
UnitedHealth Group, Inc. 2.300%, 12/15/19	55,000	54,720
Vale Overseas, Ltd. (Brazil) 6.250%, 08/10/26	355,000	385,353
Verisk Analytics, Inc. 5.500%, 06/15/45	25,000	25,859

	Principal Amount	Value
Verizon Communications, Inc. 4.812%, 03/15/39	$345,000	$334,675
VF Corp. 3.500%, 09/01/21	25,000	25,238
VMware, Inc. 3.900%, 08/21/27	30,000	27,753
Walmart, Inc. 1.900%, 12/15/20[1]	50,000	49,004
Warner Media LLC 4.850%, 07/15/45	365,000	333,684
Waste Management, Inc. 4.750%, 06/30/20	30,000	31,015
Westlake Chemical Corp. 5.000%, 08/15/46	25,000	25,354
WW Grainger, Inc. 4.600%, 06/15/45	185,000	190,936
Zoetis, Inc. 3.450%, 11/13/20	30,000	30,089
Total Industrials		10,047,349
Utilities - 0.3%
Commonwealth Edison Co. Series 122 2.950%, 08/15/27	285,000	269,927
Exelon Generation Co. LLC 5.200%, 10/01/19	50,000	51,190
Florida Power & Light Co. 2.750%, 06/01/23[1]	40,000	39,085
NextEra Energy Capital Holdings, Inc. 3.550%, 05/01/27	385,000	370,764
Total Utilities		730,966
Total Corporate Bonds and Notes (Cost $14,394,755) 14,348,805
U.S. Government and Agency Obligations -28.4%
Fannie Mae - 2.3%
Federal National Mortgage Association,
1.000%, 10/24/19	410,000	402,246
1.375%, 10/07/21	195,000	187,006
1.625%, 01/21/20	425,000	419,393
2.625%, 09/06/24	345,000	339,542
FNMA,
2.000%, 01/01/30	53,709	51,658
2.500%, 04/01/28 to 05/01/43	1,637,686	1,565,626
3.000%, 03/01/42 to 08/01/43	547,517	535,258
3.500%, 11/01/25 to 04/01/42	275,678	278,050
4.000%, 12/01/21 to 11/01/44	292,062	299,627
4.500%, 06/01/39 to 09/01/43	670,532	705,445
5.000%, 09/01/33 to 10/01/41	278,876	299,168
5.500%, 02/01/35 to 05/01/39	131,843	142,524
Total Fannie Mae		5,225,543

The accompanying notes are an integral part of these financial statements.

14

AMG Chicago Equity Partners Balanced Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Freddie Mac - 7.3%
Federal Home Loan Mortgage Corp.,
1.375%, 05/01/20[1]	$170,000	$166,531
2.375%, 01/13/22	120,000	118,485
FHLMC Gold Pool,
2.500%, 07/01/28 to 09/01/46	1,254,997	1,198,473
3.000%, 01/01/29 to 11/01/47	4,740,150	4,628,887
3.500%, 03/01/42 to 10/01/47	5,299,184	5,293,239
4.000%, 03/01/44 to 11/01/45	3,117,638	3,192,122
4.500%, 02/01/39 to 04/01/44	790,370	827,077
5.000%, 07/01/35 to 07/01/41	640,085	683,248
5.500%, 04/01/38 to 01/01/39	38,502	41,750
Total Freddie Mac		16,149,812
U.S. Treasury Obligations - 18.8%
U.S. Treasury Notes,
0.875%, 07/31/19	760,000	747,843
1.000%, 09/30/19	760,000	746,774
1.125%, 07/31/21	1,180,000	1,127,730
1.375%, 01/31/20 to 08/31/20	6,200,000	6,069,817
1.500%, 01/31/22	1,525,000	1,464,179
1.625%, 07/31/20 to 05/15/26	6,535,000	6,234,846
1.750%, 05/15/22 to 06/30/22	2,365,000	2,282,024
1.875%, 06/30/20 to 11/30/21	1,505,000	1,472,217
2.000%, 01/31/20 to 02/15/25	5,480,000	5,369,656
2.125%, 12/31/21	1,545,000	1,517,419
2.250%, 11/15/24 to 08/15/27	5,360,000	5,142,423
2.500%, 08/15/23 to 05/15/24	2,795,000	2,754,619
2.875%, 05/15/28	845,000	846,799
U.S. Treasury Bonds,
2.750%, 08/15/42 to 08/15/47	3,655,000	3,500,410
3.000%, 11/15/45 to 02/15/48	2,290,000	2,298,441
Total U.S. Treasury Obligations		41,575,197
Total U.S. Government and Agency Obligations (Cost $64,379,843)		62,950,552

	Shares
Preferred Stock - 0.0%#
Industrials - 0.0%#
Sixt Se (Germany) (Cost $13,019)	150	11,745
Rights - 0.0%
Health Care - 0.0%
Dyax Corp., CVR Expiration 04/15/27*,4,5 (Cost $0)	670	0

*	Non-income producing security.
#	Less than 0.05%.
[1]	Some or all of these securities, amounting to $3,136,709 or 1.4% of net assets, were out on loan to various brokers.
[2]

Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified buyers. At June 30, 2018, the value of these securities amounted to $115,550 or 0.1% of net assets.

	Principal Amount	Value
Short-Term Investments - 2.5%
Joint Repurchase Agreements - 1.5%[6]
Jefferies LLC, dated 06/29/18, due 07/02/18, 2.100% total to be received $1,000,175 (collateralized by various U.S. Government Agency Obligations, 3.000% - 4.500%, 06/01/46 - 05/15/58, totaling $1,020,000)	$1,000,000	$1,000,000
National Bank Financial dated 06/29/18, due 07/02/18, 2.010% total to be received $1,000,168 (collateralized by various U.S. Treasuries, 0.000% -6.000%, 09/06/18 -09/09/49, totaling $1,020,000)	1,000,000	1,000,000
Nomura Securities International, Inc., dated 06/29/18, due 07/02/18, 2.120% total to be received $1,000,177 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 9.000%, 07/15/18 -05/20/68, totaling $1,020,000)	1,000,000	1,000,000
RBC Dominion Securities, Inc., dated 06/29/18, due 07/02/18, 2.110% total to be received $268,637 (collateralized by various U.S. Government Agency Obligations, 3.000% -7.000%, 11/01/36 - 06/01/48, totaling $273,962)	268,590	268,590
Total Joint Repurchase Agreements		3,268,590

	Shares
Other Investment Companies - 1.0%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Class Shares, 1.85%[7]	2,318,257	2,318,257
Total Short-Term Investments (Cost $5,586,847)		5,586,847
Total Investments - 101.5% (Cost $204,214,844)		224,608,253
Other Assets, less Liabilities - (1.5)%		(3,413,856)
Net Assets - 100.0%		$221,194,397

[3]

Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

[4]	Security’s value was determined by using significant unobservable inputs.
[5]	This security is restricted and not available for re-sale. The security was received as part of a corporate action on January 22, 2016.
[6]	Collateral received from brokers for securities lending was invested in these joint repurchase agreements.

The accompanying notes are an integral part of these financial statements.

15

AMG Chicago Equity Partners Balanced Fund

Schedule of Portfolio Investments (continued)

[7]	Yield shown represents the June 30, 2018, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

CVR	Contingent Value Rights
FHLMC	Freddie Mac
FNMA	Fannie Mae
GMTN	Global Medium-Term Notes

MTN	Medium-Term Note
REIT	Real Estate Investment Trust
S&P	Standard & Poor’s
SDR	Sponsored Depositary Receipt

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of June 30, 2018:

	Level 1	Level 2[1]	Level 3	Total
Investments in Securities
Common Stocks
Information Technology	$39,659,559	$656,030	—	$40,315,589
Consumer Discretionary	20,033,228	1,140,228	—	21,173,456
Health Care	18,245,913	416,841	—	18,662,754
Industrials	15,311,221	1,405,541	—	16,716,762
Financials	14,311,991	831,191	—	15,143,182
Consumer Staples	8,786,504	318,438	—	9,104,942
Energy	5,621,141	294,316	—	5,915,457
Real Estate	4,274,966	494,252	—	4,769,218
Materials	4,082,670	552,910	—	4,635,580
Utilities	2,786,340	139,908	—	2,926,248
Telecommunication Services	2,294,816	52,300	—	2,347,116
Corporate Bonds and Notes†	—	14,348,805	—	14,348,805
U.S. Government and Agency Obligations†	—	62,950,552	—	62,950,552
Preferred Stock††	—	11,745	—	11,745
Rights
Health Care	—	—	$0	0
Short-Term Investments
Joint Repurchase Agreements	—	3,268,590	—	3,268,590
Other Investment Companies	2,318,257	—	—	2,318,257

Total Investments in Securities	$137,726,606	$86,881,647	$0	$224,608,253

†

All corporate bonds and notes and U.S. government and agency obligations held in the Fund are Level 2 securities. For a detailed breakout of corporate bonds and notes and U.S. government and agency obligations by major industry or agency classification, please refer to the Fund’s Schedule of Portfolio Investments.

††

All preferred stocks held in the Fund are Level 2 securities. For a detailed breakout of preferred stocks by major industry classification, please refer to the Fund’s Schedule of Portfolio Investments.

[1]

An external pricing service is used to reflect any impact on security value due to market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets. As a result, certain international equity securities may be level 2 and could result in transfers between level 1 and level 2. (See Note 1(a) in the Notes to Financial Statements.)

At June 30, 2018, the Level 3 securities are Rights received as a result of a corporate action. The security’s value was determined by using significant unobservable inputs.

The accompanying notes are an integral part of these financial statements.

16

AMG Chicago Equity Partners Balanced Fund

Schedule of Portfolio Investments (continued)

As of June 30, 2018, the Fund had transfers between Level 1 and Level 2 as follows:

	Transfer into Level 1[1]	Transfer out of Level 1[1]	Transfer into Level 2[1]	Transfer out of Level 2[1]
Assets:
Common Stocks	$219,789	$(1,715,777)	$1,715,777	$(219,789)

[1]

An external pricing service is used to reflect any impact on security value due to market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets. As a result, certain international equity securities may be level 2 and could result in transfers between level 1 and level 2. (See Note 1(a) in the Notes to Financial Statements.)

Country	% of Long-Term Investments
Australia	0.2
Austria	0.0	#
Bermuda	0.2
Brazil	0.2
Canada	0.1
Denmark	0.1
Finland	0.1
France	0.1
Germany	0.1
Gibraltar	0.0	#
Hong Kong	0.1
India	0.0	#
Ireland	1.2
Israel	0.2
Italy	0.1
Japan	0.9

Country	% of Long-Term Investments
Malta	0.0#
Netherlands	0.4
New Zealand	0.0#
Norway	0.1
Panama	0.1
Portugal	0.0#
Singapore	0.1
Spain	0.1
Sweden	0.2
Switzerland	0.1
United Kingdom	0.8
United States	94.5

100.0

#	Less than 0.05%.

The accompanying notes are an integral part of these financial statements.

17

AMG Managers Amundi Intermediate Government Fund

Fund Snapshots (unaudited)

June 30, 2018

PORTFOLIO BREAKDOWN

Category	% of Net Assets
U.S. Government and Agency Obligations	125.1
Asset-Backed Securities	5.7
Mortgage-Backed Securities	0.5
Short-Term Investments	12.2
TBA Forward Sale Commitments	(5.1)
Other Assets Less Liabilities[1]	(38.4)

[1]	Includes payable for delayed delivery securities.

Rating	% of Market Value[1]
U.S. Government and Agency Obligations	95.3
Aaa	4.4
A	0.0	[2]
Ba	0.1
B0.2
Caa & lower	0.0	[2]
N/R	0.0	[2]

[1]	Includes market value of fixed-income securities only.
[2]	Less than 0.05%.

TOP TEN HOLDINGS

Security Name	% of Net Assets
FHLMC Gold Pool, 4.000%, TBA 30 years	17.9
FNMA, 4.000%, TBA 30 years	14.1
FHLMC Gold Pool, 3.500%, TBA 30 years	7.2
FNMA, 4.500%, TBA 30 years	5.2
Progress Residential Trust, Series 2015-SFR2, Class A, 2.740%, 06/12/32	3.3
FNMA, 4.000%, 09/01/55	2.9
FNMA, 3.000%, 06/01/45	2.6
FNMA, 4.500%, 09/01/53	2.4
FNMA, 5.000%, 08/01/40	2.0
Invitation Homes Trust, Series 2015-SFR3, Class A, 3.373%, 08/17/32	2.0

Top Ten as a Group	59.6

Credit quality ratings shown above reflect the highest rating assigned by either Standard & Poor’s (“S&P”) or Moody’s Investors Service, Inc. (“Moody’s”). These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

18

AMG Managers Amundi Intermediate Government Fund

Schedule of Portfolio Investments (unaudited)

June 30, 2018

	Principal Amount	Value
Asset-Backed Securities - 5.7%
Invitation Homes Trust Series 2015-SFR3, Class A (1 month LIBOR + 1.300%), 3.373%, 08/17/32 (07/17/18)[1,2]	$1,795,474	$1,797,707
Progress Residential Trust
Series 2015-SFR2, Class A 2.740%, 06/12/32[1,3]	2,948,845	2,907,751
Series 2016-SFR1, Class A (1 month LIBOR + 1.500%), 3.585%, 09/17/33 (07/17/18)[1,2]	350,806	351,341
Total Asset-Backed Securities (Cost $5,103,400)		5,056,799
Mortgage-Backed Securities - 0.5%
American Home Mortgage Assets Trust Series 2005-1, Class 1A1 3.736%, 11/25/35[4]	42,174	37,364
American Home Mortgage Investment Trust
Series 2004-1, Class 4A (6 month LIBOR + 2.000%), 4.467%, 04/25/44 (07/01/18)[2]	85,216	83,493
Series 2005-1, Class 5A1 (6 month LIBOR + 2.000%), 4.498%, 06/25/45 (07/01/18)[2]	2,035	2,034
Banc of America Funding Series 2004-B, Class 1A2 3.119%, 12/20/34[4]	59,969	48,938
GSR Mortgage Loan Trust Series 2004-5, Class 1A3 (U.S. Treasury Yield Curve CMT 1 year + 1.750%), 3.980%, 05/25/34 (07/01/18)[2]	11,736	11,545
Reperforming Loan REMIC Trust Series 2004-R2, Class 1AF1 (1 month LIBOR + 0.420%), 2.380%, 11/25/34 (07/25/18)[1,2]	63,294	56,874
Structured Asset Securities Corp. Series 2005-RF1, Class A (1 month LIBOR + 0.350%), 2.310%, 03/25/35 (07/25/18)[1,2]	149,403	138,652
Wells Fargo Mortgage Backed Securities Trust Series 2007-16, Class 1A1 6.000%, 12/28/37	65,017	65,872
Total Mortgage-Backed Securities (Cost $476,846)		444,772
U.S. Government and Agency Obligations -125.1%
Fannie Mae - 52.2%
FNMA REMICS,
Series 2005-13, Class AF (1 month LIBOR + 0.400%), 2.491%, 03/25/35[2,3]	181,156	181,651
Series 1994-55, Class H 7.000%, 03/25/24[3]	277,451	301,171

	Principal Amount	Value
FNMA,
2.500%, 02/01/43	$613,983	$577,830
3.000%, 01/01/43 to 06/01/45[3]	4,117,515	4,017,577
3.500%, TBA 30 years[5,6]	1,400,000	1,393,414
3.500%, 05/01/42 to 10/01/45[3]	6,534,377	6,535,100
(6 month LIBOR + 1.600%), 3.673%, 06/01/34[2,3]	358,529	371,311
(12 month LIBOR + 1.638%), 3.703%, 08/01/34[2]	96,181	100,650
4.000%, TBA 30 years[5,6]	12,200,000	12,437,922
4.000%, 12/01/26 to 09/01/55[3]	6,507,207	6,683,774
4.500%, 11/01/26 to 09/01/53[3]	3,835,160	4,038,220
4.500%, TBA 30 years[5,6]	4,400,000	4,573,288
4.750%, 07/01/34 to 09/01/34	181,176	191,568
5.000%, 11/01/39 to 08/01/40	1,770,598	1,898,149
5.500%, 10/01/18 to 08/01/41[3]	1,764,790	1,888,218
6.000%, 11/01/22 to 06/01/39[3]	681,093	734,459
6.500%, 07/01/32	58,349	59,066
7.000%, 11/01/22[3]	142,739	148,077
FNMA REMICS Whole Loan Series 2003-W4, Class 4A 7.500%, 10/25/42[4]	46,899	51,392
Total Fannie Mae		46,182,837
Freddie Mac - 37.9%
FHLMC Gold Pool,
3.000%, 10/01/42 to 06/01/45	2,055,010	1,999,812
3.500%, TBA 30 years[5,6]	6,400,000	6,366,405
3.500%, 04/01/32 to 02/01/47[3]	2,896,478	2,914,877
4.000%, 09/01/31	273,402	282,836
4.000%, TBA 30 years[5,6]	15,600,000	15,878,078
4.500%, 05/01/23 to 09/01/41[3]	1,369,450	1,433,721
5.000%, 10/01/18 to 06/01/41[3]	1,876,780	1,999,785
5.500%, 01/01/19 to 01/01/39[3]	1,447,218	1,557,819
6.000%, 09/01/21 to 01/01/24	123,059	126,995
7.000%, 07/01/19	14,717	14,872
7.500%, 07/01/34[3]	477,647	544,092
FHLMC, (U.S. Treasury Yield Curve CMT 1 year + 2.224%), 3.474%, 11/01/33[2,3]	369,423	389,524
Total Freddie Mac		33,508,816
Ginnie Mae - 33.2%
GNMA,
3.000%, 11/15/42 to 06/20/45	3,031,937	2,977,474
3.500%, 08/15/43 to 11/20/45[3]	7,327,747	7,368,560
4.000%, 06/20/43 to 04/20/47[3]	11,883,752	12,235,463
4.500%, 05/15/39 to 02/15/46[3]	2,237,654	2,365,161
5.000%, 12/15/35 to 12/15/45[3]	3,307,580	3,521,937
5.500%, 10/15/39 to 11/15/39[3]	764,651	834,081
7.500%, 09/15/28 to 11/15/31	18,866	19,421
Total Ginnie Mae		29,322,097
Interest Only Strip - 1.8%
FHLMC Series 212, Class IO 6.000%, 05/15/31	713	151
FHLMC REMICS,
Series 2380, Class SI (7.900% minus 1-Month LIBOR, Cap 7.900%, Floor 0.000%), 5.827%, 06/15/31[2]	6,811	1,180

The accompanying notes are an integral part of these financial statements.

19

AMG Managers Amundi Intermediate Government Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Interest Only Strip - 1.8% (continued)
FHLMC REMICS,
Series 2922, Class SE (6.750% minus 1-Month LIBOR, Cap 6.750%, Floor 0.000%), 4.677%, 02/15/35[2]	$68,300	$10,809
Series 2934, Class HI 5.000%, 02/15/20	9,369	245
Series 2934, Class KI 5.000%, 02/15/20	6,135	150
Series 2965, Class SA (6.050% minus 1-Month LIBOR, Cap 6.050%, Floor 0.000%), 3.977%, 05/15/32[2]	140,493	15,326
Series 2967, Class JI 5.000%, 04/15/20	19,301	568
Series 2980, Class SL (6.700% minus 1-Month LIBOR, Cap 6.700%, Floor 0.000%), 4.627%, 11/15/34[2]	105,771	20,167
Series 3065, Class DI (6.620% minus 1-Month LIBOR, Cap 6.620%, Floor 0.000%), 4.547%, 04/15/35[2]	214,042	32,488
Series 3308, Class S (7.200% minus 1-Month LIBOR, Cap 7.200%, Floor 0.000%), 5.127%, 03/15/32[2]	125,174	19,621
Series 3424, Class XI (6.570% minus 1-Month LIBOR, Cap 6.570%, Floor 0.000%), 4.497%, 05/15/36[2]	172,432	24,745
Series 3489, Class SD (7.800% minus 1-Month LIBOR, Cap 7.800%, Floor 0.000%), 5.727%, 06/15/32[2]	74,705	12,652
Series 3685, Class EI 5.000%, 03/15/19	1,193	8
Series 3731, Class IO 5.000%, 07/15/19	1,126	6
Series 3882, Class AI 5.000%, 06/15/26	22,067	493
Series 3927, Class AI 4.500%, 08/15/26	203,150	17,905
Series 4097, Class CI 3.000%, 08/15/27	240,491	20,606
Series 4123, Class DI 3.000%, 10/15/27	617,451	53,584
Series 4395, Class TI 4.000%, 05/15/26	435,403	40,334
FNMA,
Series 222, Class 2 7.000%, 06/25/23	3,557	451
Series 343, Class 21 4.000%, 09/25/18	350	0
Series 343, Class 22 4.000%, 11/25/18	376	1
Series 351, Class 5 5.000%, 04/25/34	20,429	3,492
Series 351, Class 3 5.000%, 04/25/34	42,036	6,976
Series 351, Class 4 5.000%, 04/25/34	24,164	4,131

	Principal Amount	Value
FNMA REMICS,
Series 2004-51, Class SX (7.120% minus 1-Month LIBOR, Cap 7.120%, Floor 0.000%), 5.029%, 07/25/34[2]	$73,509	$11,526
Series 2004-64, Class SW (7.050% minus 1-Month LIBOR, Cap 7.050%, Floor 0.000%), 4.959%, 08/25/34[2]	240,258	37,221
Series 2005-12, Class SC (6.750% minus 1-Month LIBOR, Cap 6.750%, Floor 0.000%), 4.659%, 03/25/35[2]	104,764	14,344
Series 2005-45, Class SR (6.720% minus 1-Month LIBOR, Cap 6.720%, Floor 0.000%), 4.629%, 06/25/35[2]	184,389	27,183
Series 2005-65, Class KI (7.000% minus 1-Month LIBOR, Cap 7.000%, Floor 0.000%), 4.909%, 08/25/35[2,3]	435,611	66,193
Series 2005-89, Class S (6.700% minus 1-Month LIBOR, Cap 6.700%, Floor 0.000%), 4.609%, 10/25/35[2]	442,561	64,819
Series 2006-3, Class SA (6.150% minus 1-Month LIBOR, Cap 6.150%, Floor 0.000%), 4.059%, 03/25/36[2]	90,461	10,922
Series 2007-75, Class JI (6.545% minus 1-Month LIBOR, Cap 6.545%, Floor 0.000%), 4.454%, 08/25/37[2]	84,959	12,436
Series 2008-86, Class IO 4.500%, 03/25/23	8,743	106
Series 2009-31, Class PI 5.000%, 11/25/38	522,409	83,959
Series 2010-121, Class IO 5.000%, 10/25/25	8,234	123
Series 2010-37, Class GI 5.000%, 04/25/25	844	2
Series 2010-65, Class IO 5.000%, 09/25/20	49,380	1,316
Series 2011-124, Class IC 3.500%, 09/25/21	83,636	1,904
Series 2011-88, Class WI 3.500%, 09/25/26	189,907	17,362
Series 2012-126, Class SJ (5.000% minus 1-Month LIBOR, Cap 5.000%, Floor 0.000%), 2.909%, 11/25/42[2]	468,652	51,357
Series 2012-130, Class UI 3.000%, 12/25/27	296,728	25,517
Series 2012-150, Class BI 3.000%, 01/25/28	231,394	20,035
Series 2013-5, Class YI 3.000%, 02/25/28	319,324	27,602
GNMA,
Series 2011-167, Class IO 5.000%, 12/16/20	11,673	383
Series 2011-32, Class KS (12.100% minus 1-Month LIBOR, Cap 12.100%, Floor 0.000%), 7.930%, 06/16/34[2]	84,569	3,945
Series 2011-94, Class IS (6.700% minus 1-Month LIBOR, Cap 6.700%, Floor 0.000%), 4.615%, 06/16/36[2]	153,958	15,893
Series 2012-103, Class IB 3.500%, 04/20/40	152,071	12,858

The accompanying notes are an integral part of these financial statements.

20

AMG Managers Amundi Intermediate Government Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Interest Only Strip - 1.8% (continued)
GNMA,
Series 2012-140, Class IC 3.500%, 11/20/42	$453,167	$92,916
Series 2012-34, Class KS (6.050% minus 1-Month LIBOR, Cap 6.050%, Floor 0.000%), 3.965%, 03/16/42[2]	343,019	70,517
Series 2012-69, Class QI 4.000%, 03/16/41	189,304	28,184
Series 2014-173, Class AI 4.000%, 11/20/38	155,819	10,049
Series 2016-108, Class QI 4.000%, 08/20/46	273,124	59,956
Series 2016-118, Class DS (6.100% minus 1-Month LIBOR, Cap 6.100%, Floor 0.000%), 4.016%, 09/20/46[2]	323,553	62,108
Series 2016-145, Class UI 3.500%, 10/20/46	420,423	83,750
Series 2016-17, Class JS (6.100% minus 1-Month LIBOR, Cap 6.100%, Floor 0.000%), 4.016%, 02/20/46[2]	332,415	49,981
Series 2016-20, Class SB (6.100% minus 1-Month LIBOR, Cap 6.100%, Floor 0.000%), 4.016%, 02/20/46[2]	354,603	53,906
Series 2016-46, Class JI 4.500%, 04/20/46	212,015	48,761
Series 2016-5, Class CS (6.150% minus 1-Month LIBOR, Cap 6.150%, Floor 0.000%), 4.066%, 01/20/46[2]	321,454	51,388

	Principal Amount	Value
GNMA,
Series 2016-81, Class IO 4.000%, 06/20/46	$399,094	$76,608
Series 2016-88, Class SM (6.100% minus 1-Month LIBOR, Cap 6.100%, Floor 0.000%), 4.016%, 07/20/46[2]	330,270	54,596
Total Interest Only Strip		1,535,815
Total U.S. Government and Agency Obligations (Cost $111,748,972)		110,549,565
Short-Term Investments - 12.2%
U.S. Government Obligation - 0.1%
U. S. Treasury Bill, 0.290%, 08/02/18[7,8]	90,000	89,873

	Shares
Other Investment Companies - 12.1%
Dreyfus Government Cash Management Fund, Institutional Class Shares, 1.81%[3,9]	10,707,618	10,707,618
Total Short-Term Investments (Cost $10,797,491)		10,797,491
Total Investments - 143.5% (Cost $128,126,709)		126,848,627
Other Assets, less Liabilities - (43.5)%		(38,433,085)
Net Assets - 100.0%		$88,415,542

[1]

Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified buyers. At June 30, 2018, the value of these securities amounted to $5,252,325 or 5.9% of net assets.

[2]	Variable rate security. The rate shown is based on the latest available information as of June 30, 2018.
[3]	Some of this security has been pledged as collateral for delayed delivery securities.
[4]

Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

[5]	All or part of the security is delayed delivery transaction. The market value for delayed delivery security at June 30, 2018, amounted to $40,649,107, or 46.0% of net assets.
[6]

TBA Securities are purchased/sold on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

[7]	Some or all of this security is held as collateral for futures contracts. The market value of collateral at June 30, 2018, amounted to $89,873, or 0.1% of net assets.
[8]	Represents yield to maturity at June 30, 2018.
[9]	Yield shown represents the June 30, 2018, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

CMT	Constant Maturity Treasury
FHLMC	Freddie Mac
FNMA	Fannie Mae
GNMA	Ginnie Mae
GSR	Goldman Sachs REMIC
IO	Interest Only
LIBOR	London Interbank Offered Rate
REMICS	Real Estate Mortgage Investment Conduit
TBA	To Be Announced

TBA Forward Sale Commitments

Security	Principal Amount	Settlement Date	Market Value	Proceeds
FNMA, 4.00%, TBA 30 years	$2,100,000	07/12/18	$2,140,954	$(2,135,766)
FHLMC Gold Pool, 3.50%, TBA 30 years	2,400,000	07/12/18	2,387,402	(2,379,562)

Totals			$4,528,356	$(4,515,328)

The accompanying notes are an integral part of these financial statements.

21

AMG Managers Amundi Intermediate Government Fund

Schedule of Portfolio Investments (continued)

Open Futures Contracts

Description	Currency	Number of Contracts	Position	Expiration Date	Current Notional Amount	Value and Unrealized Gain/(Loss)
10-Year U.S. Treasury Note	USD	2	Long	09/19/18	$240,375	$1,259
U.S. Ultra Bond CBT Sept 18	USD	2	Long	09/19/18	319,125	6,165
10-Year Interest Rate Swap	USD	35	Short	09/17/18	(3,354,531)	(36,634)
2-Year U.S. Treasury Note	USD	3	Short	09/28/18	(635,485)	131
5-Year Interest Rate Swap	USD	23	Short	09/17/18	(2,228,125)	(9,055)
5-Year U.S. Treasury Note	USD	5	Short	09/28/18	(568,086)	(992)

Total						$(39,126)

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of June 30, 2018:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Asset-Backed Securities	—	$5,056,799	—	$5,056,799
Mortgage-Backed Securities	—	444,772	—	444,772
U.S. Government and Agency Obligations†	—	110,549,565	—	110,549,565
Short-Term Investments
U.S. Government Obligation	—	89,873	—	89,873
Other Investment Companies	$10,707,618	—	—	10,707,618

Total Investments in Securities	$10,707,618	$116,141,009	—	$126,848,627

TBA Sale Commitments	—	(4,528,356)	—	(4,528,356)

Financial Derivative Instruments - Assets
Interest Rate Futures Contracts	$7,555	—	—	$7,555
Financial Derivative Instruments - Liabilities
Interest Rate Futures Contracts	(46,681)	—	—	(46,681)

Total Financial Derivative Instruments	$(39,126)	—	—	$(39,126)

†

All U.S. government and agency obligations held in the Fund are Level 2 securities. For a detailed breakout of U.S. government and agency obligations by agency classification, please refer to the Fund’s Schedule of Portfolio Investments.

As of June 30, 2018, the Fund had no transfers between levels from the beginning of the reporting period.

The following schedule shows the value of derivative instruments at June 30, 2018:

	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Interest rate futures contracts	Receivable for variation margin[1]	$2,023	Payable for variation margin[1]	$125

[1]	Only current day’s variation margin is reported within the Statement of Assets and Liabilities. The variation margin is included in the open futures cumulative appreciation/depreciation of $(39,126).

The accompanying notes are an integral part of these financial statements.

22

AMG Managers Amundi Intermediate Government Fund

Schedule of Portfolio Investments (continued)

For the six months ended June 30, 2018, the effect of derivative instruments on the Statement of Operations for the Fund and the amount of realized gain/loss and unrealized appreciation/depreciation on derivatives recognized in income was as follows:

	Realized Gain/Loss		Change in Unrealized Appreciation/Depreciation
Derivatives not accounted for as hedging instruments	Statement of Operations Location	Realized Gain/Loss	Statement of Operations Location	Change in Unrealized Appreciation/ Depreciation
Interest rate futures contracts	Net realized gain on futures contracts	$251,901	Net change in unrealized appreciation/ depreciation on futures contracts	$(55,710)

The accompanying notes are an integral part of these financial statements.

23

AMG Managers Amundi Short Duration Government Fund

Fund Snapshots (unaudited)

June 30, 2018

PORTFOLIO BREAKDOWN
Category	% of Net Assets
U.S. Government and Agency Obligations	82.2
Asset-Backed Securities	6.7
Mortgage-Backed Securities	0.2
Short-Term Investments	12.9
Other Assets Less Liabilities[1]	(2.0)

[1]	Includes payable for delayed delivery securities.

Rating	% of Market Value[1]
U.S. Government and Agency Obligations	92.8
Aaa	7.2

[1]	Includes market value of fixed-income securities only.

TOP TEN HOLDINGS
Security Name	% of Net Assets
GNMA, 6.000%, 01/15/36	3.6
United States Treasury Inflation Indexed Bonds, 2.375%, 01/15/27	2.5
FNMA, 5.500%, 05/01/34	2.4
FNMA, 4.500%, 04/01/35	2.4
FHLMC Gold Pool, 4.500%, 10/01/44	2.2
Colony American Homes, Series 2015-1A, Class A, 3.246%, 07/17/32	2.2
FHLMC Gold Pool, 4.500%, 03/01/42	2.2
FNMA, 5.500%, 08/01/41	1.9
FHLMC Gold Pool, 4.000%, 12/01/44	1.9
FNMA, 3.883%, 04/01/37	1.8

Top Ten as a Group	23.1

Credit quality ratings shown above reflect the highest rating assigned by either Standard & Poor’s (“S&P”) or Moody’s Investors Service, Inc. (“Moody’s”). These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

24

AMG Managers Amundi Short Duration Government Fund

Schedule of Portfolio Investments (unaudited)

June 30, 2018

	Principal Amount	Value
Asset-Backed Securities - 6.7%
Colony American Homes Series 2015-1A, Class A (1 month LIBOR + 1.200%), 3.246%, 07/17/32 (07/17/18)[1,2]	$3,360,648	$3,359,114
Drive Auto Receivables Trust
Series 2015-AA, Class C 3.060%, 05/17/21[1]	606,057	606,819
Series 2015-BA, Class C 2.760%, 07/15/21[1]	215,952	216,106
Series 2015-CA, Class C 3.010%, 05/17/21[1]	84,505	84,607
Series 2016-BA, Class C 3.190%, 07/15/22[1]	1,259,392	1,261,459
Home Partners of America Trust
Series 2017-1, Class A (1 month LIBOR + 0.817%), 2.902%, 07/17/34 (07/17/18)[1,2]	1,746,525	1,745,438
Series 2018-1, Class A (1 month LIBOR + 0.900%), 2.834%, 07/17/37 (07/17/18)[1,2]	1,000,000	1,000,474
Invitation Homes Trust Series 2015-SFR3, Class A (1 month LIBOR + 1.300%), 3.373%, 08/17/32 (07/17/18)[1,2]	1,426,092	1,427,866
Progress Residential Trust Series 2016-SFR1, Class A (1 month LIBOR + 1.500%), 3.585%, 09/17/33 (07/17/18)[1,2]	508,916	509,692
Total Asset-Backed Securities (Cost $10,230,658)		10,211,575
Mortgage-Backed Security - 0.2%
Angel Oak Mortgage Trust Series 2017-2, Class A 1 2.478, 07/25/47 [1,3]	361,741	358,318
Total Mortgage-Backed Security (Cost $361,737)		358,318
U.S. Government and Agency Obligations -82.2%
Fannie Mae - 52.9%
FNMA Grantor Trust,
Series 2002-T5, Class A1 (1 month LIBOR + 0.120%), 2.200%, 05/25/32[2]	127,700	127,406
Series 2003-T4, Class 1A (1 month LIBOR + 0.220%), 2.318%, 09/26/33[2]	57,776	57,514
FNMA REMICS Whole Loan,
Series 2005-W2, Class A1 (1 month LIBOR + 0.200%), 2.291%, 05/25/35[2]	598,762	596,521
Series 2003-W13, Class AV2 (1 month LIBOR + 0.280%), 2.371%, 10/25/33[2]	9,060	9,033

	Principal Amount	Value
FNMA REMICS Whole Loan,
Series 2004-W14, Class 1AF (1 month LIBOR + 0.400%), 2.491%, 07/25/44[2]	$1,406,144	$1,390,689
Series 2004-W5, Class F1 (1 month LIBOR + 0.450%), 2.541%, 02/25/47[2]	314,253	310,545
Series 2003-W1, Class 2A 5.963%, 12/25/42[3]	13,825	15,060
Series 2003-W4, Class 4A 7.500%, 10/25/42[3]	281,396	308,351
FNMA REMICS,
Series 2007-56, Class FN (1 month LIBOR + 0.370%), 2.461%, 06/25/37[2]	112,415	111,727
Series 2002-47, Class FD (1 month LIBOR + 0.400%), 2.491%, 08/25/32[2]	335,213	335,514
Series 2005-13, Class AF (1 month LIBOR + 0.400%), 2.491%, 03/25/35[2]	337,695	338,617
Series 2010-12, Class AC 2.500%, 12/25/18	313	313
Series 2011-60, Class UC 2.500%, 09/25/39	116,741	115,537
Series 2003-2, Class FA (1 month LIBOR + 0.500%), 2.591%, 02/25/33[2]	239,681	240,762
Series 2001-63, Class FA (1 month LIBOR + 0.550%), 2.635%, 12/18/31[2]	273,175	277,261
Series 2010-8, Class FY (1 month LIBOR + 0.750%), 2.841%, 02/25/40[2]	702,354	716,574
Series 2011-101, Class KA 3.000%, 01/25/30	925,870	927,698
Series 2004-1, Class AC 4.000%, 02/25/19	360	359
Series 2004-21, Class AE 4.000%, 04/25/19	6,866	6,867
Series 2004-27, Class HB 4.000%, 05/25/19	16,306	16,341
Series 2008-59, Class KB 4.500%, 07/25/23	8,057	8,086
Series 1994-76, Class J 5.000%, 04/25/24	6,919	6,916
Series 2004-53, Class NC 5.500%, 07/25/24	182,546	190,505
Series 2005-19, Class PA 5.500%, 07/25/34	70,984	72,523
Series 2005-58, Class EP 5.500%, 07/25/35	139,366	147,881
Series 2005-68, Class PC 5.500%, 07/25/35	89,386	91,205
Series 2005-68, Class PB 5.750%, 07/25/35	11,911	12,126
Series 1994-31, Class ZC 6.500%, 02/25/24	215,819	226,707

The accompanying notes are an integral part of these financial statements.

25

AMG Managers Amundi Short Duration Government Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Fannie Mae - 52.9% (continued)
FNMA,
(12 month LIBOR + 1.425%), 3.175%, 09/01/33[2]	$424,063	$446,012
(6 month LIBOR + 1.560%), 3.227%, 08/01/33[2]	289,165	299,165
(6 month LIBOR + 1.500%), 3.241%, 02/01/33[2]	629,510	649,198
(12 month LIBOR + 1.609%), 3.359%, 12/01/33[2]	288,109	301,317
(U.S. Treasury Yield Curve CMT 1 year + 2.121%), 3.383%, 09/01/33[2]	177,110	183,193
(U.S. Treasury Yield Curve CMT 1 year + 2.025%), 3.468%, 01/01/34[2]	477,229	501,212
(12 month LIBOR + 1.649%), 3.496%, 07/01/34[2]	786,545	823,775
(12 month LIBOR + 1.613%), 3.530%, 10/01/35[2]	781,762	818,572
(12 month LIBOR + 1.616%), 3.549%, 03/01/34[2]	150,149	157,167
(U.S. Treasury Yield Curve CMT 1 year + 2.303%), 3.562%, 12/01/34[2]	1,149,840	1,217,776
(U.S. Treasury Yield Curve CMT 1 year + 2.359%), 3.583%, 11/01/34[2]	1,928,059	2,050,779
(12 month LIBOR + 1.820%), 3.583%, 08/01/35[2]	777,369	821,842
(12 month LIBOR + 1.730%), 3.605%, 06/01/35[2]	69,898	73,805
(U.S. Treasury Yield Curve CMT 1 year + 2.183%), 3.613%, 12/01/34[2]	1,102,203	1,159,165
(12 month LIBOR + 1.857%), 3.658%, 01/01/36[2]	19,757	20,832
(6 month LIBOR + 1.600%), 3.673%, 06/01/34[2]	449,807	465,844
(U.S. Treasury Yield Curve CMT 1 year + 2.332%), 3.684%, 04/01/34[2]	252,989	267,571
(12 month LIBOR + 1.638%), 3.703%, 08/01/34[2]	120,226	125,812
(U.S. Treasury Yield Curve CMT 1 year + 2.350%), 3.722%, 04/01/34[2]	362,977	385,330
(U.S. Treasury Yield Curve CMT 1 year + 2.380%), 3.750%, 01/01/36[2]	2,213,570	2,350,809
(12 month LIBOR + 1.810%), 3.792%, 01/01/33[2]	656,095	689,749
(12 month LIBOR + 1.800%), 3.797%, 01/01/34[2]	802,373	845,220
(12 month LIBOR + 1.715%), 3.883%, 04/01/37[2,4]	2,546,350	2,664,817
4.000%, TBA 30 years[5,6]	1,300,000	1,325,352
4.000%, 10/01/21 to 06/01/42	4,301,880	4,419,063
(U.S. Treasury Yield Curve CMT 1 year + 2.108%), 4.002%, 05/01/33[2]	785,807	823,887
(U.S. Treasury Yield Curve CMT 1 year + 2.209%), 4.042%, 06/01/33[2]	212,707	221,402
(12 month LIBOR + 1.804%), 4.165%, 06/01/34[2]	1,083,235	1,142,875
(U.S. Treasury Yield Curve CMT 1 year + 2.254%), 4.175%, 05/01/34[2]	1,291,682	1,366,672
4.500%, 10/01/19 to 11/01/56	12,013,548	12,636,598
4.500%, TBA 30 years[5,6]	1,500,000	1,559,075
5.000%, 10/01/19 to 05/01/41	13,912,209	14,734,005
5.500%, 01/01/24 to 08/01/41	10,001,769	10,785,824
6.000%, 09/01/21 to 08/01/37	4,042,881	4,343,943
6.500%, 12/01/28 to 08/01/32	2,199,159	2,426,206
7.000%, 11/01/22	532,024	551,917
7.500%, 08/01/33 to 09/01/33	46,105	53,440
Total Fannie Mae		80,367,859
Freddie Mac - 20.9%
FHLMC REMICS,
Series 3756, Class DA 1.200%, 11/15/18	13,652	13,627
Series 3846, Class CK 1.500%, 09/15/20	288	286

	Principal Amount	Value
FHLMC REMICS,
Series 3153, Class UG (1 month LIBOR + 0.450%), 2.523%, 05/15/36[2]	$1,666,857	$1,676,154
Series 3501, Class FC (1 month LIBOR + 1.150%), 3.223%, 01/15/39[2]	632,123	655,147
Series 2668, Class AZ 4.000%, 09/15/18	10,837	10,835
Series 2683, Class JB 4.000%, 09/15/18	6,694	6,692
Series 2786, Class BC 4.000%, 04/15/19	13,675	13,715
Series 2809, Class UC 4.000%, 06/15/19	8,054	8,068
Series 3535, Class CA 4.000%, 05/15/24	1,966	1,971
Series 3609, Class LA 4.000%, 12/15/24	44,411	44,589
Series 3632, Class AG 4.000%, 06/15/38	141,343	142,603
Series 3653, Class JK 5.000%, 11/15/38	81,042	83,039
FHLMC Gold Pool,
2.000%, 01/01/23	248,794	243,041
2.500%, 06/01/22 to 05/01/23[5]	612,523	608,598
4.000%, 12/01/44	2,819,642	2,884,829
4.500%, 05/01/19 to 10/01/44	8,998,700	9,434,184
5.000%, 10/01/18 to 08/01/20	234,153	237,389
5.500%, 12/01/32 to 08/01/40	4,693,028	5,088,306
6.000%, 02/01/22 to 01/01/24	1,672,567	1,731,570
6.500%, 10/01/23	88,099	90,422
7.000%, 07/01/19	12,393	12,524
7.500%, 03/01/33	148,023	165,817
FHLMC,
(U.S. Treasury Yield Curve CMT 1 year + 2.000%), 3.250%, 11/01/33[2]	556,487	582,547
(U.S. Treasury Yield Curve CMT 1 year + 2.225%), 3.466%, 10/01/33[2]	859,308	905,956
(U.S. Treasury Yield Curve CMT 1 year + 2.219%), 3.467%, 10/01/33[2]	491,189	517,779
(U.S. Treasury Yield Curve CMT 1 year + 2.225%), 3.475%, 11/01/33[2]	568,011	599,142
(U.S. Treasury Yield Curve CMT 1 year + 2.230%), 3.482%, 12/01/33[2]	795,801	839,338
(U.S. Treasury Yield Curve CMT 1 year + 2.250%), 3.530%, 05/01/34[2]	1,130,501	1,195,494
(12 month LIBOR + 1.819%), 3.802%, 09/01/33[2]	1,020,823	1,073,204
(U.S. Treasury Yield Curve CMT 1 year + 2.154%), 3.887%, 10/01/28[2]	17,677	18,465
(U.S. Treasury Yield Curve CMT 1 year + 2.411%), 3.996%, 02/01/23[2]	42,803	44,704
(U.S. Treasury Yield Curve CMT 1 year + 2.250%), 4.069%, 03/01/34[2]	1,316,424	1,391,422
(U.S. Treasury Yield Curve CMT 1 year + 2.250%), 4.125%, 04/01/34[2]	322,650	340,067
(U.S. Treasury Yield Curve CMT 1 year + 2.517%), 4.142%, 06/01/35[2]	401,926	427,615

The accompanying notes are an integral part of these financial statements.

26

AMG Managers Amundi Short Duration Government Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Freddie Mac - 20.9% (continued)
FHLMC,
(U.S. Treasury Yield Curve CMT 1 year + 2.729%), 4.162%, 05/01/35[2]	$612,904	$657,105
Total Freddie Mac		31,746,244
Ginnie Mae - 3.6%
GNMA,
4.000%, 09/15/18	5,431	5,520
6.000%, 01/15/36[4]	4,907,839	5,462,963
Total Ginnie Mae		5,468,483
U.S. Treasury Obligations - 2.5%
United States Treasury Inflation Indexed Bonds, 2.375%, 01/15/27	3,391,725	3,857,841
Interest Only Strip - 2.3%
FHLMC REMICS,
Series 2922, Class SE (6.750% minus 1-Month LIBOR, Cap 6.750%, Floor 0.000%), 4.677%, 02/15/35[2]	153,951	24,363
Series 2934, Class HI 5.000%, 02/15/20	13,385	350
Series 2934, Class KI 5.000%, 02/15/20	7,157	175
Series 2965, Class SA (6.050% minus 1-Month LIBOR, Cap 6.050%, Floor 0.000%), 3.977%, 05/15/32[2]	347,878	37,948
Series 2967, Class JI 5.000%, 04/15/20	45,419	1,337
Series 2980, Class SL (6.700% minus 1-Month LIBOR, Cap 6.700%, Floor 0.000%), 4.627%, 11/15/34[2]	233,419	44,505
Series 2981, Class SU (7.800% minus 1-Month LIBOR, Cap 7.800%, Floor 0.000%), 5.727%, 05/15/30[2]	169,261	26,598
Series 3065, Class DI (6.620% minus 1-Month LIBOR, Cap 6.620%, Floor 0.000%), 4.547%, 04/15/35[2]	654,311	99,312
Series 3308, Class S (7.200% minus 1-Month LIBOR, Cap 7.200%, Floor 0.000%), 5.127%, 03/15/32[2]	283,947	44,510
Series 3424, Class XI (6.570% minus 1-Month LIBOR, Cap 6.570%, Floor 0.000%), 4.497%, 05/15/36[2]	449,152	64,457
Series 3489, Class SD (7.800% minus 1-Month LIBOR, Cap 7.800%, Floor 0.000%), 5.727%, 06/15/32[2]	167,192	28,315
Series 3685, Class EI 5.000%, 03/15/19	2,663	18
Series 3731, Class IO 5.000%, 07/15/19	2,554	14
Series 3882, Class AI 5.000%, 06/15/26	17,650	394
Series 3927, Class AI 4.500%, 08/15/26	158,383	13,960
Series 4097, Class CI 3.000%, 08/15/27	185,549	15,899

	Principal Amount	Value
FHLMC REMICS,
Series 4123, Class DI 3.000%, 10/15/27	$479,121	$41,579
Series 4395, Class TI 4.000%, 05/15/26	506,110	46,883
FNMA
Series 306, Class IO 8.000%, 05/25/30	50,106	13,642
FNMA REMICS,
Series 2004-51, Class SX (7.120% minus 1-Month LIBOR, Cap 7.120%, Floor 0.000%), 5.029%, 07/25/34[2]	184,488	28,926
Series 2004-64, Class SW (7.050% minus 1-Month LIBOR, Cap 7.050%, Floor 0.000%), 4.959%, 08/25/34[2]	552,874	85,652
Series 2004-66, Class SE (6.500% minus 1-Month LIBOR, Cap 6.500%, Floor 0.000%), 4.409%, 09/25/34[2]	88,443	11,910
Series 2005-12, Class SC (6.750% minus 1-Month LIBOR, Cap 6.750%, Floor 0.000%), 4.659%, 03/25/35[2]	200,170	27,407
Series 2005-45, Class SR (6.720% minus 1-Month LIBOR, Cap 6.720%, Floor 0.000%), 4.629%, 06/25/35[2]	454,332	66,979
Series 2005-65, Class KI (7.000% minus 1-Month LIBOR, Cap 7.000%, Floor 0.000%), 4.909%, 08/25/35[2]	1,086,457	165,091
Series 2005-66, Class GS (6.850% minus 1-Month LIBOR, Cap 6.850%, Floor 0.000%), 4.759%, 07/25/20[2]	20,626	507
Series 2006-3, Class SA (6.150% minus 1-Month LIBOR, Cap 6.150%, Floor 0.000%), 4.059%, 03/25/36[2]	209,364	25,278
Series 2007-75, Class JI (6.545% minus 1-Month LIBOR, Cap 6.545%, Floor 0.000%), 4.454%, 08/25/37[2]	101,930	14,920
Series 2007-85, Class SI (6.460% minus 1-Month LIBOR, Cap 6.460%, Floor 0.000%), 4.369%, 09/25/37[2]	222,813	32,270
Series 2008-86, Class IO 4.500%, 03/25/23	21,886	266
Series 2008-87, Class AS (7.650% minus 1-Month LIBOR, Cap 7.650%, Floor 0.000%), 5.559%, 07/25/33[2]	594,293	98,371
Series 2009-31, Class PI 5.000%, 11/25/38	607,747	97,673
Series 2010-105, Class IO 5.000%, 08/25/20	84,343	2,117
Series 2010-121, Class IO 5.000%, 10/25/25	22,098	329
Series 2010-37, Class GI 5.000%, 04/25/25	2,167	4
Series 2010-65, Class IO 5.000%, 09/25/20	127,645	3,403
Series 2010-68, Class SJ (6.550% minus 1-Month LIBOR, Cap 6.550%, Floor 0.000%), 4.459%, 07/25/40[2]	245,728	40,100
Series 2011-124, Class IC 3.500%, 09/25/21	396,559	9,030

The accompanying notes are an integral part of these financial statements.

27

AMG Managers Amundi Short Duration Government Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Interest Only Strip - 2.3% (continued)
FNMA REMICS,
Series 2011-63, Class AS (5.920% minus 1-Month LIBOR, Cap 5.920%, Floor 0.000%), 3.829%, 07/25/41[2]	$277,782	$35,379
Series 2011-88, Class WI 3.500%, 09/25/26	557,219	50,942
Series 2012-126, Class SJ (5.000% minus 1-Month LIBOR, Cap 5.000%, Floor 0.000%), 2.909%, 11/25/42[2]	3,082,249	337,767
Series 2012-130, Class UI 3.000%, 12/25/27	220,119	18,929
Series 2012-150, Class BI 3.000%, 01/25/28	228,350	19,771
Series 2013-5, Class YI 3.000%, 02/25/28	247,811	21,420
GNMA,
Series 2011-167, Class IO 5.000%, 12/16/20	68,749	2,256
Series 2011-32, Class KS (12.100% minus 1-Month LIBOR, Cap 12.100%, Floor 0.000%), 7.930%, 06/16/34[2]	205,456	9,585
Series 2011-94, Class IS (6.700% minus 1-Month LIBOR, Cap 0.000%, Floor 6.700%), 4.615%, 06/16/36[2]	345,901	35,708
Series 2012-101, Class AI 3.500%, 08/20/27	277,519	28,082
Series 2012-103, Class IB 3.500%, 04/20/40	662,005	55,976
Series 2012-140, Class IC 3.500%, 11/20/42	569,424	116,754
Series 2012-34, Class KS (6.050% minus 1-Month LIBOR, Cap 6.050%, Floor 0.000%), 3.965%, 03/16/42[2]	2,634,170	541,522
Series 2012-69, Class QI 4.000%, 03/16/41	1,001,427	149,095
Series 2012-96, Class IC 3.000%, 08/20/27	524,386	49,719
Series 2013-5, Class BI 3.500%, 01/20/43	227,638	44,437
Series 2014-173, Class AI 4.000%, 11/20/38	147,990	9,544
Series 2016-108, Class QI 4.000%, 08/20/46	311,508	68,383
Series 2016-118, Class DS (6.100% minus 1-Month LIBOR, Cap 6.100%, Floor 0.000%), 4.016%, 09/20/46[2]	573,235	110,036
Series 2016-145, Class UI 3.500%, 10/20/46	502,387	100,077

	Principal Amount	Value
GNMA,
Series 2016-17, Class JS (6.100% minus 1-Month LIBOR, Cap 6.100%, Floor 0.000%), 4.016%, 02/20/46[2]	$584,197	$87,838
Series 2016-20, Class SB (6.100% minus 1-Month LIBOR, Cap 6.100%, Floor 0.000%), 4.016%, 02/20/46[2]	602,032	91,519
Series 2016-46, Class JI 4.500%, 04/20/46	239,919	55,179
Series 2016-5, Class CS (6.150% minus 1-Month LIBOR, Cap 6.150%, Floor 0.000%), 4.066%, 01/20/46[2]	554,915	88,710
Series 2016-81, Class IO 4.000%, 06/20/46	453,875	87,124
Series 2016-88, Class SM (6.100% minus 1-Month LIBOR, Cap 6.100%, Floor 0.000%), 4.016%, 07/20/46[2]	580,427	95,950
Total Interest Only Strip		3,526,194
Total U.S. Government and Agency Obligations
(Cost $125,586,667)		124,966,621
Short-Term Investments - 12.9%
U.S. Government and Agency Obligations -6.7%
FHLB, 0.735, 08/03/18[7]	4,150,000	4,142,886
FHLB, 0.740, 07/13/18[7]	4,000,000	3,997,533
FHLB, 1.395, 07/18/18[7]	2,000,000	1,998,310
Total U.S. Government and Agency Obligations		10,138,729
U.S. Government Obligation - 0.3%
U. S. Treasury Bill, 0.290%, 08/02/18[7,8]	470,000	469,338

	Shares
Other Investment Companies - 5.9%
Dreyfus Government Cash Management Fund, Institutional Class Shares, 1.81%[9]	8,953,152	8,953,152
Total Short-Term Investments
(Cost $19,561,219)		19,561,219
Total Investments - 102.0%
(Cost $155,740,281)		155,097,733
Other Assets, less Liabilities - (2.0)%		(3,088,667)
Net Assets - 100.0%		$152,009,066

[1]

Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified buyers. At June 30, 2018, the value of these securities amounted to $10,569,893 or 7.0% of net assets.

[2]	Variable rate security. The rate shown is based on the latest available information as of June 30, 2018.
[3]

Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

[4]	Some of this security has been pledged as collateral for delayed delivery securities.
[5]	All or part of the security is delayed delivery transaction. The market value for delayed delivery security at June 30, 2018, amounted to $3,371,226, or 2.2% of net assets.

The accompanying notes are an integral part of these financial statements.

28

AMG Managers Amundi Short Duration Government Fund

Schedule of Portfolio Investments (continued)

[6]

TBA Securities are purchased/sold on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

[7]	Represents yield to maturity at June 30, 2018.
[8]	Some or all of this security is held as collateral for futures contracts. The market value of collateral at June 30, 2018, amounted to $469,338, or 0.3% of net assets.
[9]	Yield shown represents the June 30, 2018, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

CMT	Constant Maturity Treasury

FHLB	Federal Home Loan Bank
FHLMC	Freddie Mac
FNMA	Fannie Mae
GNMA	Ginnie Mae
IO	Interest Only
LIBOR	London Interbank Offered Rate
REMICS	Real Estate Mortgage Investment Conduit
TBA	To Be Announced

Open Futures Contracts

Description	Currency	Number of Contracts	Position	Expiration Date	Current Notional Amount	Value and Unrealized Gain/(Loss)
10-Year U.S. Treasury Note	USD	28	Long	09/19/18	$3,365,250	$17,627
5-Year U.S. Treasury Note	USD	40	Long	09/28/18	4,544,688	7,373
10-Year Interest Rate Swap	USD	73	Short	09/17/18	(6,996,594)	(76,431)
2-Year U.S. Treasury Note	USD	53	Short	09/28/18	(11,226,891)	2,319
5-Year Interest Rate Swap	USD	175	Short	09/17/18	(16,953,125)	(68,898)
90-Day Euro Futures	USD	17	Short	12/17/18	(3,403,887)	11,131
90-Day Euro Futures	USD	17	Short	03/16/20	(3,390,900)	10,856
90-Day Euro Futures	USD	17	Short	03/15/21	(3,391,738)	6,181
90-Day Euro Futures	USD	17	Short	03/14/22	(3,392,188)	3,669
90-Day Euro Futures	USD	17	Short	03/18/19	(3,399,237)	12,594
90-Day Euro Futures	USD	17	Short	06/15/20	(3,390,975)	9,756
90-Day Euro Futures	USD	17	Short	06/14/21	(3,392,025)	5,469
90-Day Euro Futures	USD	17	Short	06/13/22	(3,392,300)	3,169
90-Day Euro Futures	USD	17	Short	09/14/20	(3,391,263)	8,519
90-Day Euro Futures	USD	17	Short	09/13/21	(3,392,138)	4,756
90-Day Euro Futures	USD	17	Short	09/19/22	(3,392,237)	2,706
90-Day Euro Futures	USD	17	Short	09/17/18	(3,410,962)	8,881
90-Day Euro Futures	USD	17	Short	12/14/20	(3,391,238)	7,281
90-Day Euro Futures	USD	17	Short	12/13/21	(3,391,900)	4,169
90-Day Euro Futures	USD	17	Short	12/16/19	(3,391,463)	11,381
90-Day Euro Futures	USD	17	Short	06/17/19	(3,395,612)	12,519
90-Day Euro Futures	USD	17	Short	09/16/19	(3,393,112)	12,569
90-Day Euro Futures	USD	14	Short	12/19/22	(3,395,175)	(836)
U.S. Ultra Bond CBT Sept 18	USD	24	Short	09/19/18	(3,829,500)	(74,331)

Total						$(57,571)

The accompanying notes are an integral part of these financial statements.

29

AMG Managers Amundi Short Duration Government Fund

Schedule of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of June 30, 2018:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Asset-Backed Securities	—	$10,211,575	—	$10,211,575
Mortgage-Backed Security	—	358,318	—	358,318
U.S. Government and Agency Obligations†	—	124,966,621	—	124,966,621
Short-Term Investments
U.S. Government and Agency Obligations	—	10,138,729	—	10,138,729
U.S. Government Obligation	—	469,338	—	469,338
Other Investment Companies	$8,953,152	—	—	8,953,152

Total Investments in Securities	$8,953,152	$146,144,581	—	$155,097,733

Financial Derivative Instruments - Assets
Interest Rate Futures Contracts	$162,925	—	—	$162,925
Financial Derivative Instruments - Liabilities
Interest Rate Futures Contracts	(220,496)	—	—	(220,496)

Total Financial Derivative Instruments	$(57,571)	—	—	$(57,571)

†

All U.S. government and agency obligations held in the Fund are Level 2 securities. For a detailed breakout of U.S. government and agency obligations by agency classification, please refer to the Fund’s Schedule of Portfolio Investments.

As of June 30, 2018, the Fund had no transfers between levels from the beginning of the reporting period.

The following schedule shows the value of derivative instruments at June 30, 2018:

	Asset Derivatives		Liability Derivatives
Derivatives not accounted	Statement of Assets and		Statement of Assets and
for as hedging instruments	Liabilities Location	Fair Value	Liabilities Location	Fair Value
Interest rate futures contracts	Receivable for variation margin[1]	$16,606	Payable for variation margin[1]	$938

[1]	Only current day’s variation margin is reported within the Statement of Assets and Liabilities. The variation margin is included in the open futures cumulative appreciation/depreciation of ($57,571).

For the six months ended June 30, 2018, the effect of derivative instruments on the Statement of Operations for the Fund and the amount of realized gain/loss and unrealized appreciation/depreciation on derivatives recognized in income was as follows:

	Realized Gain/Loss		Change in Unrealized Appreciation/Depreciation
Derivatives not accounted for as hedging instruments	Statement of Operations Location	Realized Gain/Loss	Statement of Operations Location	Change in Unrealized Appreciation/ Depreciation
Interest rate futures contracts	Net realized gain on futures contracts	$1,204,631	Net change in unrealized appreciation/ depreciation on futures contracts	$(55,057)

The accompanying notes are an integral part of these financial statements.

30

Statement of Assets and Liabilities (unaudited)

June 30, 2018

	AMG Chicago Equity Partners Balanced Fund	AMG Managers Amundi Intermediate Government Fund	AMG Managers Amundi Short Duration Government Fund
Assets:
Investments at Value* (including securities on loan valued at $3,136,709, $0, and $0, respectively)	$224,608,253	$126,848,627	$155,097,733
Cash	32,269	21	—
Foreign currency**	10,849	—	—
Receivable for investments sold	182,337	2,517,563	—
Receivable for delayed delivery investments sold	—	27,034,275	1,561,301
Dividend, interest and other receivables	574,196	339,245	529,716
Receivable for paydowns	—	1,712	121,217
Receivable for Fund shares sold	198,505	35,526	263,397
Receivable from affiliate	6,276	13,137	13,685
Receivable for variation margin	—	2,023	16,606
Prepaid expenses and other assets	28,320	30,216	38,337
Total assets	225,641,005	156,822,345	157,641,992
Liabilities:
Payable upon return of securities loaned	3,268,590	—	—
Payable for investments purchased	712,718	20,180	19,919
Payable for delayed delivery investments purchased	—	63,111,920	4,919,475
Payable for Fund shares repurchased	236,172	560,797	485,163
TBA sale commitments at value (proceeds of $4,515,328)	—	4,528,356	—
Payable for variation margin	—	125	938
Due to custodian	—	—	12,274
Accrued expenses:
Investment advisory and management fees	107,884	37,565	49,765
Administrative fees	26,971	11,739	18,662
Distribution fees	15,289	—	—
Shareholder service fees	11,214	10,825	16,185
Professional fees	27,059	35,033	37,280
Trustee fees and expenses	1,972	983	1,451
Other	38,739	89,280	71,814
Total liabilities	4,446,608	68,406,803	5,632,926
Net Assets	$221,194,397	$88,415,542	$152,009,066
* Investments at cost	$204,214,844	$128,126,709	$155,740,281
** Foreign currency at cost	$10,879	—	—

The accompanying notes are an integral part of these financial statements.

31

Statement of Assets and Liabilities (continued)

	AMG Chicago Equity Partners Balanced Fund	AMG Managers Amundi Intermediate Government Fund	AMG Managers Amundi Short Duration Government Fund
Net Assets Represent:
Paid-in capital	$189,965,806	$93,781,934	$158,760,664
Undistributed net investment income	35,582	73,244	223,444
Accumulated net realized gain (loss) from investments	10,799,804	(4,109,400)	(6,274,923)
Net unrealized appreciation/depreciation of investments	20,393,205	(1,330,236)	(700,119)
Net Assets	$221,194,397	$88,415,542	$152,009,066
Class N:
Net Assets	$74,232,465	$78,692,596	$121,958,379
Shares outstanding	4,250,745	7,592,182	12,926,089
Net asset value, offering and redemption price per share	$17.46	$10.36	$9.44
Class I:
Net Assets	$139,084,993	$8,547,252	$29,401,905
Shares outstanding	7,890,529	824,495	3,117,612
Net asset value, offering and redemption price per share	$17.63	$10.37	$9.43
Class Z:
Net Assets	$7,876,939	$1,175,694	$648,782
Shares outstanding	446,979	113,480	68,745
Net asset value, offering and redemption price per share	$17.62	$10.36	$9.44

The accompanying notes are an integral part of these financial statements.

32

Statement of Operations (unaudited)

For the six months ended June 30, 2018

	AMG	AMG	AMG
	Chicago Equity	Managers Amundi	Managers Amundi
	Partners	Intermediate	Short Duration
	Balanced Fund	Government Fund	Government Fund
Investment Income:
Dividend income	$1,167,287	$131,621	$37,331
Interest income	859,958	1,274,793	1,834,138
Securities lending income	7,380	—	—
Foreign withholding tax	(18,315)	—	—
Total investment income	2,016,310	1,406,414	1,871,469
Expenses:
Investment advisory and management fees	605,187	241,458	308,913
Administrative fees	151,297	75,456	115,843
Distribution fees - Class N	92,344	—	—
Shareholder servicing fees - Class N	—	69,650	94,894
Shareholder servicing fees - Class I	60,252	1,183	6,822
Registration fees	30,144	33,454	35,307
Custodian fees	29,448	33,354	30,834
Professional fees	22,757	28,531	30,053
Reports to shareholders	15,198	20,133	18,715
Transfer agent fees	13,965	2,318	3,434
Trustee fees and expenses	6,199	3,413	5,193
Miscellaneous	3,664	2,949	3,724
Total expenses before offsets	1,030,455	511,899	653,732
Expense reimbursements	(30,597)	(68,819)	—
Expense reductions	(13,565)	—	—
Fee waivers	—	(25,152)	(84,951)
Net expenses	986,293	417,928	568,781
Net investment income	1,030,017	988,486	1,302,688
Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments	6,093,192	(1,161,613)	(314,562)
Net realized gain on TBA forward sale commitments	—	—	67,016
Net realized gain on futures contracts	—	251,901	1,204,631
Net realized loss on foreign currency transactions	(10,082)	—	—
Net change in unrealized appreciation/depreciation on investments	(1,276,455)	(1,727,278)	(1,459,594)
Net change in unrealized appreciation/depreciation on TBA forward sale commitments	—	(9,043)	4,185
Net change in unrealized appreciation/depreciation on futures contracts	—	(55,710)	(55,057)
Net change in unrealized appreciation/depreciation on foreign currency translations	647	—	—
Net realized and unrealized gain (loss)	4,807,302	(2,701,743)	(553,381)
Net increase (decrease) in net assets resulting from operations	$5,837,319	$(1,713,257)	$749,307

The accompanying notes are an integral part of these financial statements.

33

Statements of Changes in Net Assets

For the six months ended June 30, 2018 (unaudited) and the fiscal year ended December 31, 2017

	AMG		AMG			AMG
	Chicago Equity		Managers Amundi		Managers Amundi
	Partners		Intermediate		Short Duration
	Balanced Fund		Government Fund		Government Fund
	June 30, 2018	December 31, 2017	June 30, 2018	December 31, 2017[1]	June 30, 2018	December 31, 2017[1]
Increase (Decrease) in Net Assets Resulting From Operations:
Net investment income	$1,030,017	$1,335,965	$988,486	$1,972,350	$1,302,688	$2,218,442
Net realized gain (loss) on investments	6,083,110	11,745,082	(909,712)	1,064,328	957,085	(53,039)
Net change in unrealized appreciation/depreciation on investments	(1,275,808)	14,146,833	(1,792,031)	(487,404)	(1,510,466)	(923,976)
Net increase (decrease) in net assets resulting from operations	5,837,319	27,227,880	(1,713,257)	2,549,274	749,307	1,241,427
Distributions to Shareholders:
From net investment income:
Class N	(308,729)	(544,946)	(831,722)	(2,210,849)	(1,032,860)	(4,012,537)
Class I	(632,352)	(750,899)	(71,895)	(27,256)	(245,613)	(443,522)
Class Z	(40,401)	(58,823)	(11,625)	(23,041)	(5,804)	(15,045)
From net realized gain on investments:
Class N	—	(2,969,365)	—	—	—	—
Class I	—	(4,597,864)	—	—	—	—
Class Z	—	(281,134)	—	—	—	—
From paid in capital:
Class N	—	—	—	(188,523)	—	—
Class I	—	—	—	(2,324)	—	—
Class Z	—	—	—	(1,965)	—	—
Total distributions to shareholders	(981,482)	(9,203,031)	(915,242)	(2,453,958)	(1,284,277)	(4,471,104)
Capital Share Transactions:[2]
Net increase (decrease) from capital share transactions	20,049,846	4,076,435	(17,441,656)	(58,020,446)	(7,508,690)	(71,286,485)
Total increase (decrease) in net assets	24,905,683	22,101,284	(20,070,155)	(57,925,130)	(8,043,660)	(74,516,162)
Net Assets:
Beginning of period	196,288,714	174,187,430	108,485,697	166,410,827	160,052,726	234,568,888
End of period	$221,194,397	$196,288,714	$88,415,542	$108,485,697	$152,009,066	$160,052,726
End of period undistributed (distribution in excess of) net investment income	$35,582	$(12,953)	$73,244	—	$223,444	$205,033

[1]	Effective February 27, 2017, the Funds’ share classes were renamed as described in Note 1 of the Notes to the Financial Statements.
[2]	See Note 1(g) of the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

34

AMG Chicago Equity Partners Balanced Fund

Financial Highlights

For a share outstanding throughout each fiscal period

	For the six
	months ended	For the fiscal years ended December 31,
	June 30, 2018
Class N	(unaudited)	2017	2016[1]	2015	2014	2013
Net Asset Value, Beginning of Period	$17.03	$15.45	$14.92	$15.09	$15.13	$14.19
Income from Investment Operations:
Net investment income[2,3]	0.08	0.10	0.14 [4]	0.10 [5]	0.11	0.10 [6]
Net realized and unrealized gain on investments	0.42	2.30	0.54	0.23	1.37	2.33
Total income from investment operations	0.50	2.40	0.68	0.33	1.48	2.43
Less Distributions to Shareholders from:
Net investment income	(0.07)	(0.11)	(0.14)	(0.11)	(0.11)	(0.09)
Net realized gain on investments	—	(0.71)	(0.01)	(0.39)	(1.41)	(1.40)
Total distributions to shareholders	(0.07)	(0.82)	(0.15)	(0.50)	(1.52)	(1.49)
Net Asset Value, End of Period	$17.46	$17.03	$15.45	$14.92	$15.09	$15.13
Total Return[3]	2.96%[7,8]	15.54%[8]	4.59%[8]	2.19%[8]	9.69%[8]	17.14%[8]
Ratio of net expenses to average net assets[9]	1.08%[10]	1.09%	1.08%	1.08%	1.07%	1.10%[11]
Ratio of gross expenses to average net assets[12]	1.12%[10]	1.14%	1.25%	1.36%	1.40%	1.55%[11]
Ratio of net investment income to average net assets[3]	0.92%[10]	0.63%	0.94%	0.64%	0.70%	0.62%[11]
Portfolio turnover	39%[7]	75%	119%	105%	92%	90%
Net assets end of period (000’s) omitted	$74,232	$74,315	$92,502	$94,476	$41,751	$33,151

35

AMG Chicago Equity Partners Balanced Fund

Financial Highlights

For a share outstanding throughout each fiscal period

	For the six
	months ended	For the fiscal years ended December 31,
	June 30, 2018
Class I	(unaudited)	2017	2016[1]	2015	2014	2013
Net Asset Value, Beginning of Period	$17.19	$15.59	$15.05	$15.23	$15.26	$14.30
Income from Investment Operations:
Net investment income[2,3]	0.09	0.13	0.17 [4]	0.12 [5]	0.15	0.13 [6]
Net realized and unrealized gain on investments	0.44	2.31	0.54	0.23	1.37	2.36
Total income from investment operations	0.53	2.44	0.71	0.35	1.52	2.49
Less Distributions to Shareholders from:
Net investment income	(0.09)	(0.13)	(0.16)	(0.14)	(0.13)	(0.12)
Net realized gain on investments	—	(0.71)	(0.01)	(0.39)	(1.42)	(1.41)
Total distributions to shareholders	(0.09)	(0.84)	(0.17)	(0.53)	(1.55)	(1.53)
Net Asset Value, End of Period	$17.63	$17.19	$15.59	$15.05	$15.23	$15.26
Total Return[3]	3.07%[7,8]	15.71%[8]	4.79%[8]	2.29%[8]	9.93%[8]	17.45%
Ratio of net expenses to average net assets[9]	0.93%[10]	0.94%	0.93%	0.93%	0.86%	0.92%[11]
Ratio of gross expenses to average net assets[12]	0.97%[10]	0.99%	1.10%	1.21%	1.20%	1.39%[11]
Ratio of net investment income to average net assets[3]	1.07%[10]	0.78%	1.09%	0.80%	0.91%	0.83%[11]
Portfolio turnover	39%[7]	75%	119%	105%	92%	90%
Net assets end of period (000’s) omitted	$139,085	$114,913	$75,890	$60,798	$14,481	$1,581

36

AMG Chicago Equity Partners Balanced Fund

Financial Highlights

For a share outstanding throughout each fiscal period

	For the six
	months ended	For the fiscal year ended December 31,
	June 30, 2018
Class Z	(unaudited)	2017	2016[1]	2015	2014	2013
Net Asset Value, Beginning of Period	$17.19	$15.58	$15.05	$15.22	$15.26	$14.31
Income from Investment Operations:
Net investment income[2,3]	0.10	0.15	0.18 [4]	0.14 [5]	0.15	0.14 [6]
Net realized and unrealized gain on investments	0.42	2.32	0.54	0.23	1.38	2.35
Total income from investment operations	0.52	2.47	0.72	0.37	1.53	2.49
Less Distributions to Shareholders from:
Net investment income	(0.09)	(0.15)	(0.18)	(0.15)	(0.15)	(0.13)
Net realized gain on investments	—	(0.71)	(0.01)	(0.39)	(1.42)	(1.41)
Total distributions to shareholders	(0.09)	(0.86)	(0.19)	(0.54)	(1.57)	(1.54)
Net Asset Value, End of Period	$17.62	$17.19	$15.58	$15.05	$15.22	$15.26
Total Return[3]	3.06%[7,8]	15.90%[8]	4.82%[8]	2.44%[8]	9.97%[8]	17.45%[8]
Ratio of net expenses to average net assets[9]	0.83%[10]	0.84%	0.83%	0.83%	0.82%	0.85%[11]
Ratio of gross expenses to average net assets[12]	0.87%[10]	0.89%	1.00%	1.09%	1.15%	1.30%[11]
Ratio of net investment income to average net assets[3]	1.17%[10]	0.88%	1.20%	0.89%	0.95%	0.88%[11]
Portfolio turnover	39%[7]	75%	119%	105%	92%	90%
Net assets end of period (000’s) omitted	$7,877	$7,060	$5,796	$1,709	$12,401	$11,122

[1]	Effective October 1, 2016, the Investor Class, Service Class and Institutional Class were renamed Class N, Class I and Class Z, respectively.
[2]	Per share numbers have been calculated using average shares.
[3]	Total returns and net investment income would have been lower had certain expenses not been offset.
[4]	Includes non-recurring dividends. Without these dividends, net investment income per share would have been $0.12, $0.15, and $0.16 for Class N, Class I and Class Z shares, respectively.
[5]	Includes non-recurring dividends. Without these dividends, net investment income per share would have been $0.09, $0.11, and $0.13 for Class N, Class I and Class Z shares, respectively.
[6]	Includes non-recurring dividends. Without these dividends, net investment income per share would have been $0.09, $0.12, and $0.13 for Class N, Class I and Class Z shares, respectively.
[7]	Not annualized.
[8]	The total return is calculated using the published Net Asset Value as of period end.
[9]

Includes reduction from broker recapture amounting to 0.01% for the six months ended June 30, 2018 and less than 0.01%, 0.01%, 0.01%, 0.02% and 0.01% for the fiscal years ended 2017, 2016, 2015, 2014 and 2013, respectively.

[10]	Annualized.
[11]	Includes non-routine extraordinary expenses amounting to 0.019%, 0.014% and 0.019% of average net assets for the Class N, Class I and Class Z, respectively.
[12]

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)

37

AMG Managers Amundi Intermediate Government Fund

Financial Highlights

For a share outstanding throughout each fiscal period

	For the six
	months ended	For the fiscal years ended December 31,
	June 30, 2018
Class N	(unaudited)	2017[1]	2016[2]	2015	2014	2013
Net Asset Value, Beginning of Period	$10.62	$10.65	$10.81	$10.96	$10.64	$10.98
Income (loss) from Investment Operations:
Net investment income[3,4]	0.10	0.16	0.14	0.11	0.17	0.18
Net realized and unrealized gain (loss) on investments	(0.27)	0.02	0.01	0.01	0.54	(0.32)
Total income (loss) from investment operations	(0.17)	0.18	0.15	0.12	0.71	(0.14)
Less Distributions to Shareholders from:
Net investment income	(0.09)	(0.19)	(0.13)	(0.10)	(0.17)	(0.18)
Net realized gain on investments	—	—	(0.18)	(0.17)	(0.22)	(0.02)
Paid in capital	—	(0.02)	—	—	—	—
Total distributions to shareholders	(0.09)	(0.21)	(0.31)	(0.27)	(0.39)	(0.20)
Net Asset Value, End of Period	$10.36	$10.62	$10.65	$10.81	$10.96	$10.64
Total Return[4]	(1.55)%[5,6]	1.68%[6]	1.42%[6]	1.09%	6.73%	(1.25)%
Ratio of net expenses to average net assets	0.84%[7]	0.84%	0.88%	0.88%	0.89%	0.91%[8]
Ratio of gross expenses to average net assets[9]	1.03%[7]	0.99%	0.93%	0.92%	0.96%	0.94%[8]
Ratio of net investment income to average net assets[4]	1.96%[7]	1.46%	1.32%	0.99%	1.54%	1.64%[8]
Portfolio turnover	0%[5,10]	10%	17%	21%	11%	29%
Net assets end of period (000’s) omitted	$78,693	$104,847	$166,411	$192,039	$174,138	$136,915

38

AMG Managers Amundi Intermediate Government Fund

Financial Highlights

For a share outstanding throughout each fiscal period

	For the six	For the fiscal
	months ended	period ended December 31,
	June 30, 2018
Class I	(unaudited)	2017[11]
Net Asset Value, Beginning of Period	$10.62	$10.70
Income (loss) from Investment Operations:
Net investment income[3,4]	0.11	0.15
Net realized and unrealized loss on investments	(0.26)	(0.03)
Total income (loss) from investment operations	(0.15)	0.12
Less Distributions to Shareholders from:
Net investment income	(0.10)	(0.18)
Paid in capital	—	(0.02)
Total distributions to shareholders	(0.10)	(0.20)
Net Asset Value, End of Period	$10.37	$10.62
Total Return[4]	(1.40)%[5,6]	1.15%[5,6]
Ratio of net expenses to average net assets	0.73%[7]	0.72%[7]
Ratio of gross expenses to average net assets[9]	0.92%[7]	0.88%[7]
Ratio of net investment income to average net assets[4]	2.07%[7]	1.68%[7]
Portfolio turnover	0%[5,10]	10%
Net assets end of period (000’s) omitted	$8,547	$2,313

39

AMG Managers Amundi Intermediate Government Fund

Financial Highlights

For a share outstanding throughout each fiscal period

	For the six	For the fiscal
	months ended	period ended December 31,
	June 30, 2018
Class Z	(unaudited)	2017[11]
Net Asset Value, Beginning of Period	$10.62	$10.70
Income (loss) from Investment Operations:
Net investment income[3,4]	0.11	0.16
Net realized and unrealized loss on investments	(0.27)	(0.04)
Total income (loss) from investment operations	(0.16)	0.12
Less Distributions to Shareholders from:
Net investment income	(0.10)	(0.18)
Paid in capital	—	(0.02)
Total distributions to shareholders	(0.10)	(0.20)
Net Asset Value, End of Period	$10.36	$10.62
Total Return[4]	(1.48)%[5,6]	1.15%[5,6]
Ratio of net expenses to average net assets	0.69%[7]	0.69%[7]
Ratio of gross expenses to average net assets[9]	0.88%[7]	0.85%[7]
Ratio of net investment income to average net assets[4]	2.11%[7]	1.72%[7]
Portfolio turnover	0%[5,10]	10%
Net assets end of period (000’s) omitted	$1,176	$1,326

[1]	Effective February 27, 2017, Class S was renamed Class N.
[2]	Effective October 1, 2016, the shares were reclassified and redesignated as Class S shares.
[3]	Per share numbers have been calculated using average shares.
[4]	Total returns and net investment income would have been lower had certain expenses not been offset.
[5]	Not annualized.
[6]	The total return is calculated using the published Net Asset Value as of period end.
[7]	Annualized.
[8]	Includes non-routine extraordinary expenses amounting to 0.020% of average net assets.
[9]

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and 10 non-reimbursable 10 expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)

[10]	Less than 0.5%.
[11]	Commencement of operations was February 27, 2017.

40

AMG Managers Amundi Short Duration Government Fund

Financial Highlights

For a share outstanding throughout each fiscal period

	For the six months ended June 30, 2018	For the fiscal years ended December 31,
Class N	(unaudited)	2017[1]	2016[2]	2015	2014	2013
Net Asset Value, Beginning of Period	$9.47	$9.63	$9.62	$9.65	$9.64	$9.65
Income (loss) from Investment Operations:
Net investment income[3,4]	0.08	0.10	0.16	0.02	0.05	0.03
Net realized and unrealized gain (loss) on investments	(0.03)	(0.04)	(0.05)	(0.03)	0.01	(0.01)
Total income (loss) from investment operations	0.05	0.06	0.11	(0.01)	0.06	0.02
Less Distributions to Shareholders from:
Net investment income	(0.08)	(0.22)	(0.10)	(0.02)	(0.05)	(0.03)
Total distributions to shareholders	(0.08)	(0.22)	(0.10)	(0.02)	(0.05)	(0.03)
Net Asset Value, End of Period	$9.44	$9.47	$9.63	$9.62	$9.65	$9.64
Total Return[4,5]	0.50%[6]	0.58%	1.10%	(0.15)%	0.60%	0.20%
Ratio of net expenses to average net assets	0.75%[7]	0.74%	0.80%	0.79%	0.80%	0.79%[8]
Ratio of gross expenses to average net assets[9]	0.86%[7]	0.83%	0.80%	0.79%	0.80%	0.79%[8]
Ratio of net investment income to average net assets[4]	1.67%[7]	1.07%	1.69%	0.25%	0.47%	0.27%[8]
Portfolio turnover	10%[6]	20%	37%	51%	41%	48%
Net assets end of period (000’s) omitted	$121,958	$135,620	$234,569	$395,306	$385,246	$422,488

41

AMG Managers Amundi Short Duration Government Fund

Financial Highlights

For a share outstanding throughout each fiscal period

	For the six months ended June 30, 2018	For the fiscal period ended December 31,
Class I	(unaudited)	2017[10]
Net Asset Value, Beginning of Period	$9.46	$9.64
Income (loss) from Investment Operations:
Net investment income[3,4]	0.08	0.11
Net realized and unrealized loss on investments	(0.03)	(0.08)
Total income from investment operations	0.05	0.03
Less Distributions to Shareholders from:
Net investment income	(0.08)	(0.21)
Total distributions to shareholders	(0.08)	(0.21)
Net Asset Value, End of Period	$9.43	$9.46
Total Return[4,5]	0.55%[6]	0.31%[6]
Ratio of net expenses to average net assets	0.65%[7]	0.62%[7]
Ratio of gross expenses to average net assets[9]	0.76%[7]	0.73%[7]
Ratio of net investment income to average net assets[4]	1.77%[7]	1.41%[7]
Portfolio turnover	10%[6]	20%
Net assets end of period (000’s) omitted	$29,402	$23,757

42

AMG Managers Amundi Short Duration Government Fund

Financial Highlights

For a share outstanding throughout each fiscal period

	For the six months ended June 30, 2018	For the fiscal period ended December 31,
Class Z	(unaudited)	2017[10]
Net Asset Value, Beginning of Period	$9.47	$9.64
Income (loss) from Investment Operations:
Net investment income[3,4]	0.09	0.12
Net realized and unrealized loss on investments	(0.04)	(0.08)
Total income from investment operations	0.05	0.04
Less Distributions to Shareholders from:
Net investment income	(0.08)	(0.21)
Total distributions to shareholders	(0.08)	(0.21)
Net Asset Value, End of Period	$9.44	$9.47
Total Return[4,5]	0.58%[6]	0.44%[6]
Ratio of net expenses to average net assets	0.60%[7]	0.57%[7]
Ratio of gross expenses to average net assets[9]	0.71%[7]	0.68%[7]
Ratio of net investment income to average net assets[4]	1.82%[7]	1.46%[7]
Portfolio turnover	10%[6]	20%
Net assets end of period (000’s) omitted	$649	$675

[1]	Effective February 27, 2017, Class S was renamed Class N.
[2]	Effective October 1, 2016, the shares were reclassified and redesignated as Class S shares.
[3]	Per share numbers have been calculated using average shares.
[4]	Total returns and net investment income would have been lower had certain expenses not been offset.
[5]	The total return is calculated using the published Net Asset Value as of period end.
[6]	Not annualized.
[7]	Annualized.
[8]	Includes non-routine extraordinary expenses amounting to 0.019% of average net assets.
[9]

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)

[10]	Commencement of operations was February 27, 2017.

43

Notes to Financial Statements (unaudited)

June 30, 2018

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

AMG Funds II (the “Trust”) is an open-end management investment company, organized as a Massachusetts business trust, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Currently, the Trust consists of a number of different funds, each having distinct investment management objectives, strategies, risks, and policies. Included in this report are AMG Chicago Equity Partners Balanced Fund (“Balanced”), AMG Managers Amundi Intermediate Government Fund (“Intermediate Government”) and AMG Managers Amundi Short Duration Government Fund (“Short Duration”), each a “Fund” and collectively, the “Funds.”

Each Fund offers different classes of shares. Balanced offers Class N, Class I and Class Z. Effective February 27, 2017, Intermediate Government and Short Duration’s Class S shares were renamed Class N and both funds commenced offering Class I and Class Z shares. Each class represents an interest in the same assets of the respective Fund. Although all share classes generally have identical voting rights, each share class votes separately when required by law. Different share classes may have different net asset values per share to the extent the share classes pay different distribution amounts and/or the expenses of such share classes differ. Each share class has its own expense structure. Please refer to a current prospectus for additional information on each share class.

The Funds’ financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including accounting and reporting guidance pursuant to Accounting Standards Codification Topic 946 applicable to investment companies. U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements:

a. VALUATION OF INVESTMENTS

Equity securities traded on a national securities exchange or reported on the NASDAQ national market system (“NMS”) are valued at the last quoted sales price on the primary exchange or, if applicable, the NASDAQ official closing price or the official closing price of the relevant exchange or, lacking any sales, at the last quoted bid price or the mean between the last quoted bid and ask prices (the “exchange mean price”). Equity securities traded in the over-the-counter market (other than NMS securities) are valued at the exchange mean price. Foreign equity securities (securities principally traded in markets other than U.S. markets) are valued at the official closing price on the primary exchange or, for markets that either do not offer an official closing price or where the official closing price may not be representative of the overall market, the last quoted sale price.

Fixed income securities purchased with a remaining maturity exceeding 60 days are valued at the evaluated bid price or the mean price provided by an authorized pricing service or, if an evaluated price is not available, by reference to other securities which are considered comparable in credit rating, interest rate, due date and other features (generally referred to as “matrix pricing”) or other similar pricing methodologies. Investments in certain mortgage-backed and stripped mortgage-backed securities, preferred stocks, convertible securities, derivatives and other debt securities not traded on an organized securities market are valued on the basis of valuations provided by dealers or by a pricing service which uses information with respect to transactions in such securities and various relationships between such securities and yield to maturity in determining value.

Fixed income securities purchased with a remaining maturity of 60 days or less are valued at amortized cost, provided that the amortized cost value is approximately the same as the fair value of the security valued without the use of amortized cost. Investments in other open-end regulated investment companies are valued at their end of day net asset value per share.

Futures contracts for which market quotations are readily available are valued at the settlement price as of the close of the futures exchange.

The Funds’ portfolio investments are generally valued based on independent market quotations or prices or, if none, “evaluative” or other market based valuations provided by third party pricing services approved by the Board of Trustees of the Trust (the “Board”). Under certain circumstances, the value of certain Fund portfolio investments (including derivatives) may be based on an evaluation of fair value, pursuant to procedures established by and under the general supervision of the Board. The Valuation Committee, which is comprised of the Independent Trustees of the Board, and the Pricing Committee, which is comprised of representatives from AMG Funds LLC (the “Investment Manager”) are the committees appointed by the Board to make fair value determinations. Each Fund may use the fair value of a portfolio investment to calculate its net asset value (“NAV”) in the event that the market quotation, price or market based valuation for the portfolio investment is not readily available or otherwise not determinable pursuant to the Board’s valuation procedures, if the Investment Manager or the Pricing Committee believes the quotation, price or market based valuation to be unreliable, or in certain other circumstances. When determining the fair value of an investment, the Pricing Committee and, if required under the Trust’s securities valuation procedures, the Valuation Committee, seeks to determine the price that the Fund might reasonably expect to receive from current sale of that portfolio investment in an arms-length transaction. Fair value determinations shall be based upon consideration of all available facts and information, including, but not limited to (i) attributes specific to the investment; (ii) fundamental and analytical data relating to the investment; and (iii) the value of other comparable securities or relevant financial instruments, including derivative securities, traded on other markets or among dealers.

The values assigned to fair value portfolio investments are based on available information and do not necessarily represent amounts that might ultimately be realized in the future, since such amounts depend on future developments inherent in long-term investments. Because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. The Board will be presented with a quarterly report showing as of the most recent quarter end, all outstanding securities fair valued by the Fund, including a comparison with the prior quarter end and the percentage of the Fund that the security represents at each quarter end.

With respect to foreign equity securities and certain foreign fixed income securities, the Board has adopted a policy that securities held in a Fund that can be fair valued by the applicable fair value pricing service are fair valued on each business day provided that each individual price exceeds a pre-established confidence level.

U.S. GAAP defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the

44

Notes to Financial Statements (continued)

transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, fair valued securities with observable inputs)

Level 3 – inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments may not necessarily be an indication of the risk associated with investing in those investments. Transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period.

b. SECURITY TRANSACTIONS

Security transactions are accounted for as of trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

c. INVESTMENT INCOME AND EXPENSES

Dividend income is recorded on the ex-dividend date. Dividends from foreign securities are recorded on the ex-dividend date, and if after the fact, as soon as the Funds become aware of the ex-dividend date. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Dividend and interest income on foreign securities is recorded gross of any withholding tax. Non-cash dividends included in dividend income, if any, are reported at the fair market value of the securities received. Upon notification from issuers, distributions received from a real estate investment trust (“REIT”) may be redesignated as a reduction of cost of investments and/or realized gain. Other income and expenses are recorded on an accrual basis. Expenses that cannot be directly attributed to a Fund are apportioned among the funds in the Trust and other trusts within the AMG Funds family of mutual funds (collectively the “AMG Funds Family”) based upon their relative average net assets or number of shareholders. Investment income, realized and unrealized capital gains and losses, the common expenses of each Fund, and certain fund level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund.

Balanced had certain portfolio trades directed to various brokers under a brokerage recapture program. Credits received from the brokerage recapture program are earned and paid on a monthly basis, and are recorded as expense offsets, which serve to reduce the Fund’s overall expense ratio. For the six months ended June 30, 2018, the amount of broker recapture was $13,565, which reduced the Fund’s expense ratio by 0.01%.

d. DIVIDENDS AND DISTRIBUTIONS

Fund distributions resulting from either net investment income or realized net capital gains, if any, will normally be declared and paid at least annually in December. Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined in accordance with federal income tax regulations, which may differ from net investment income and net realized capital gains for financial statement purposes (U.S. GAAP). Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital. Temporary differences arise when certain items of income, expense and gain or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Permanent differences are due to redesignation of dividends paid, foreign currency, expiration of capital loss carryforwards and return of capital distributions paid by the Funds. Temporary differences are due to capital loss deferrals on straddles and mark-to-market on futures.

At June 30, 2018, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The approximate cost of investments and the aggregate gross unrealized appreciation and depreciation were as follows:

Fund	Cost	Appreciation	Depreciation	Net
Balanced	$204,214,844	$24,895,444	$(4,502,035)	$20,393,409
Intermediate Government	123,611,381	617,977	(1,948,213)	(1,330,236)
Short Duration	155,740,281	1,348,953	(2,049,072)	(700,119)

e. FEDERAL TAXES

Each Fund currently qualifies as an investment company and intends to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its taxable income and gains to its shareholders and to meet certain diversification and income requirements with respect to investment companies. Therefore, no provision for federal income or excise tax is included in the accompanying financial statements.

Additionally, based on each Fund’s understanding of the tax rules and rates related to income, gains and transactions for the foreign jurisdictions in which it invests, each Fund will provide for foreign taxes, and where appropriate, deferred foreign taxes.

Management has analyzed the Funds’ tax positions taken on federal income tax returns as of December 31, 2017, and for all open tax years (generally, the three prior taxable years), and has concluded that no provision for federal income tax is required in the Funds’ financial statements. Additionally, Management is not aware

45

Notes to Financial Statements (continued)

of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Net capital losses incurred may be carried forward for an unlimited time period, and retain their tax character as either short-term or long-term capital losses.

f. CAPITAL LOSS CARRYOVERS AND DEFERRALS

As of December 31, 2017, the following Funds had accumulated net realized capital loss carryovers from securities transactions for federal income tax purposes as shown in the following chart. These amounts may be used to offset future realized capital gains, if any, for an unlimited time period.

	Capital Loss Carryover Amounts
Fund	Short-Term	Long-Term	Total
Intermediate Government	—	$2,178,798	$2,178,798
Short Duration	$359,813	5,155,378	5,515,191

As of December 31, 2017, Balanced had no accumulated net realized capital loss carryovers from securities transactions for federal income tax purposes. Should Balanced incur net capital losses for the fiscal year ended December 31, 2018, such amounts may be used to offset future realized capital gains, for an unlimited time period.

g. CAPITAL STOCK

The Trust’s Declaration of Trust authorizes for each Fund the issuance of an unlimited number of shares of beneficial interest, without par value. Each Fund records sales and repurchases of its capital stock on the trade date.

For the six months ended June 30, 2018 (unaudited) and the fiscal year ended December 31, 2017, the capital stock transactions by class for the Funds were as follows:

	Balanced
	June 30, 2018		December 31, 2017
	Shares	Amount	Shares	Amount
Class N:
Proceeds from sale of shares	637,340	$11,079,843	1,239,936	$20,491,466
Reinvestment of distributions	15,751	270,291	180,583	3,069,279
Cost of shares repurchased	(765,643)	(13,300,941)	(3,044,466)	(50,984,756)

Net decrease	(112,552)	$(1,950,807)	(1,623,947)	$(27,424,011)

Class I:
Proceeds from sale of shares	1,736,652	$30,634,468	2,705,468	$45,868,384
Reinvestment of distributions	19,437	337,203	161,858	2,780,507
Cost of shares repurchased	(550,098)	(9,612,833)	(1,051,459)	(17,798,320)

Net increase	1,205,991	$21,358,838	1,815,867	$30,850,571

Class Z:
Proceeds from sale of shares	76,626	$1,345,119	77,566	$1,285,979
Reinvestment of distributions	2,141	37,098	19,371	332,260
Cost of shares repurchased	(42,581)	(740,402)	(58,065)	(968,364)

Net increase	36,186	$641,815	38,872	$649,875

46

Notes to Financial Statements (continued)

		Intermediate Government				Short Duration
	June 30, 2018		December 31, 2017		June 30, 2018		December 31, 2017
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Class N:[1]
Proceeds from sale of shares	955,515	$9,980,250	2,506,899	$26,802,132	2,035,081	$19,253,549	4,487,160	$43,034,526
Reinvestment of distributions	71,905	747,953	206,475	2,204,214	107,799	1,018,997	392,197	3,743,767
Cost of shares repurchased	(3,303,155)	(34,352,489)	(8,473,695)	(90,681,619)	(3,540,939)	(33,513,385)	(14,919,003)	(142,857,038)

Net decrease	(2,275,735)	$(23,624,286)	(5,760,321)	$(61,675,273)	(1,398,059)	$(13,240,839)	(10,039,646)	$(96,078,745)

Class I:[2]
Proceeds from sale of shares	781,020	$8,113,393	282,788	$3,034,044	1,234,655	$11,690,312	5,634,803	$53,874,614
Reinvestment of distributions	6,920	71,895	2,771	29,580	11,878	112,224	15,916	151,394
Cost of shares repurchased	(181,158)	(1,882,284)	(67,846)	(727,699)	(639,584)	(6,046,084)	(3,140,056)	(29,921,094)

Net increase	606,782	$6,303,004	217,713	$2,335,925	606,949	$5,756,452	2,510,663	$24,104,914

Class Z:[2]
Proceeds from sale of shares	6,959	$72,540	169,759	$1,799,841	5,843	$55,302	126,003	$1,211,014
Reinvestment of distributions	1,118	11,625	2,342	25,005	614	5,803	1,577	15,045
Cost of shares repurchased	(19,491)	(204,539)	(47,207)	(505,944)	(9,013)	(85,408)	(56,279)	(538,713)

Net increase (decrease)	(11,414)	$(120,374)	124,894	$1,318,902	(2,556)	$(24,303)	71,301	$687,346

[1]	Effective February 27, 2017, Class S was renamed Class N.
[2]	Commencement of operations was February 27, 2017.

h. REPURCHASE AGREEMENTS AND JOINT REPURCHASE AGREEMENTS

The Funds may enter into third-party repurchase agreements for temporary cash management purposes and third-party or bilateral joint repurchase agreements for reinvestment of cash collateral on securities lending transactions under the securities lending program offered by The Bank of New York Mellon (“BNYM”) (the “Program”) (collectively, “Repurchase Agreements”). The value of the underlying collateral, including accrued interest, must equal or exceed the value of the Repurchase Agreements during the term of the agreement. For joint repurchase agreements, the Funds participate on a pro rata basis with other clients of BNYM in its share of the underlying collateral under such joint repurchase agreements and in its share of proceeds from any repurchase or other disposition of the underlying collateral. The underlying collateral for all Repurchase Agreements is held in safekeeping by the Funds’ custodian or at the Federal Reserve Bank. If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings commence with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited. Pursuant to the Program, the Funds are indemnified for such losses by BNYM on joint repurchase agreements.

At June 30, 2018, the market value of Repurchase Agreements outstanding for Balanced was $3,268,590.

i. FOREIGN CURRENCY TRANSLATION

The books and records of the Funds are maintained in U.S. dollars. The value of investments, assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon current foreign exchange rates. Purchases and sales of foreign investments, income and expenses are converted into U.S. dollars based on currency exchange rates prevailing on the respective dates of such transactions. Net realized and unrealized gain (loss) on foreign currency transactions represent: (1) foreign exchange gains and losses from the sale and holdings of foreign currencies; (2) gains and losses between trade date and settlement date on investment securities transactions and foreign currency exchange contracts; and (3) gains and losses from the difference between amounts of interest and dividends recorded and the amounts actually received.

The Funds do not isolate the net realized and unrealized gain or loss resulting from changes in exchange rates from the fluctuations in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

j. FOREIGN SECURITIES

Balanced invests in securities of foreign entities and in instruments denominated in foreign currencies which involve risks not typically associated with investments in domestic securities. Non-domestic securities carry special risks, such as exposure to currency fluctuations, less developed or less efficient trading markets, political instability, a lack of company information, differing auditing and legal standards, and, potentially, less liquidity. The Fund’s investments in emerging market countries are exposed to additional risks. The Fund’s performance will be influenced by political, social and economic factors affecting companies in emerging market countries. Emerging market countries generally have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. Realized gains in certain countries may be subject to foreign taxes at the Fund level and the Fund would pay such foreign taxes at the appropriate rate for each jurisdiction.

47

Notes to Financial Statements (continued)

k. SECURITIES TRANSACTED ON A WHEN ISSUED BASIS

The Funds may enter into To-Be-Announced (“TBA”) sale commitments to hedge their portfolio positions or to sell mortgage-backed securities they own under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, with the same counterparty, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction. Unsettled TBA sale commitments are valued at the current market value of the underlying securities according to the procedures described under “Valuation of Investments,” in Footnote 1a above.

Each TBA contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment with the same broker, the Fund realizes a gain or loss. If the Fund delivers securities under the commitment, the Fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

l. DELAYED DELIVERY TRANSACTIONS AND WHEN-ISSUED SECURITIES

The Funds may enter into securities transactions on a delayed delivery or when issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked to market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Funds’ Schedules of Portfolio Investments. With respect to purchase commitments, the Funds identify securities as segregated in their records with a value at least equal to the amount of the commitment. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as an investment in securities and a forward sale commitment in the Funds’ Statement of Assets and Liabilities. For financial reporting purposes, the Funds do not offset the receivable and payable for delayed delivery investments purchased and sold on TBA commitments. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.

2. AGREEMENTS AND TRANSACTIONS WITH AFFILIATES

For each of the Funds, the Trust has entered into an investment advisory agreement under which the Investment Manager, a subsidiary and the U.S. retail distribution arm of Affiliated Managers Group, Inc. (“AMG”), serves as investment manager to the Funds and is responsible for the Funds’ overall administration and operations. The Investment Manager selects one or more subadvisers for the Funds (subject to Board approval) and monitors each subadviser’s investment performance, security holdings and investment strategies. Each Fund’s investment portfolio is managed by one or more portfolio managers who serve pursuant to a subadvisory agreement with the Investment Manager. Balanced is managed by Chicago Equity Partners, LLC (“CEP”) and Intermediate Government and Short

Duration are managed by Amundi Pioneer Institutional Asset Management, Inc. AMG indirectly owns a majority interest in CEP.

Investment management fees are paid directly by the Funds to the Investment Manager based on average daily net assets. For the six months ended June 30, 2018, the Funds’ investment management fees were paid at the following annual rate of each Fund’s respective average daily net assets:

Balanced	0.60%
Intermediate Government	0.48%
Short Duration	0.40%

The Investment Manager has contractually agreed, through at least May 1, 2019, to waive management fees and/or reimburse fund expenses in order to limit total annual Fund operating expenses after fee waiver and expense reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, acquired fund fees and expenses and extraordinary expenses) of Balanced to 0.84% of the Fund’s average daily net assets subject to later reimbursement by the Fund in certain circumstances.

The Investment Manager has contractually agreed, through at least May 1, 2019, to waive management fees and/or reimburse Fund expenses in order to limit total annual Fund operating expenses after fee waiver and expense reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts), shareholder servicing fees, brokerage commissions and other transaction costs, acquired fund fees and expenses and extraordinary expenses) to 0.74% of Intermediate Government’s average daily net assets subject to later reimbursement by the Fund in certain circumstances.

Effective February 27, 2017, the Investment Manager has contractually agreed, through May 1, 2019, to waive Intermediate Government’s management fee by 0.05%, from 0.48% to 0.43%, and Short Duration’s management fee by 0.11%, from 0.40% to 0.29%. For the six months ended June 30, 2018, the management fee for Intermediate Government and Short Duration was reduced by $25,152 and $84,951, respectively.

The contractual expense limitation may only be terminated in the event the Investment Manager or a successor ceases to be the investment manager of the Fund or a successor fund, by mutual agreement between the Investment Manager and the Board, or in the event of the Fund’s liquidation unless the Fund is reorganized or is a party to a merger in which the surviving entity is successor to the accounting and performance information of the Fund.

In general, for a period of up to 36 months, the Investment Manager may recover from each Fund fees waived and expenses paid pursuant to this contractual agreement, provided that such repayment would not cause the Fund’s total annual operating expenses after fee waiver and expense reimbursements (exclusive of the items noted in the parenthetical above) to exceed the contractual expense limitation amount.

48

Notes to Financial Statements (continued)

At June 30, 2018, the Funds’ expiration of recoupment is as follows:

Expiration Period	Balanced	Intermediate Government
Less than 1 year	$314,884	$77,990
Within 2 years	172,173	106,739
Within 3 years	75,268	153,603

Total Amount Subject to Recoupment	$562,325	$338,332

The Investment Manager has agreed to waive a portion of its management fee in consideration of shareholder servicing fees that it has received from JPMorgan Distribution Services, Inc., with respect to short-term cash investments each Fund may have made in the JPMorgan Money Market Funds. For the six months ended June 30, 2018, the investment management fee for the Funds was not reduced.

The Trust, on behalf of the Funds, has entered into an amended and restated Administration Agreement under which the Investment Manager serves as the Funds’ administrator (the “Administrator”) and is responsible for all non-portfolio management aspects of managing the Funds’ operations, including administration and shareholder services to each Fund. Each Fund pays a fee to the Administrator at the rate of 0.15% per annum of the Fund’s average daily net assets for this service.

The Funds are distributed by AMG Distributors, Inc. (the “Distributor”), a wholly-owned subsidiary of the Investment Manager. The Distributor serves as the distributor and underwriter for each Fund and is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). Shares of each Fund will be continuously offered and will be sold directly to prospective purchasers and through brokers, dealers or other financial intermediaries who have executed selling agreements with the Distributor. Generally the Distributor bears all or a portion of the expenses of providing services pursuant to the distribution agreement, including the payment of the expenses relating to the distribution of prospectuses for sales purposes and any advertising or sales literature.

Balanced has adopted a distribution and service plan (the “Plan”) with respect to the Class N shares, in accordance with the requirements of Rule 12b-1 under the 1940 Act and the requirements of the applicable rules of FINRA regarding asset based sales charges. Pursuant to the Plan, the Fund may make payments to the Distributor for its expenditures in financing any activity primarily intended to result in the sale of the Fund’s Class N shares and for maintenance and personal service provided to existing shareholders of that class. The Plan authorizes payments to the Distributor up to 0.25% annually of the Fund’s average daily net assets attributable to the Class N shares.

For Class N of Intermediate Government and Short Duration, and Class I of Balanced, Intermediate Government and Short Duration, the Board has approved reimbursement payments to the Investment Manager for shareholder servicing expenses (“shareholder servicing fees”) incurred. Shareholder servicing fees include payments to financial intermediaries, such as broker-dealers (including fund supermarket platforms), banks, and trust companies who provide shareholder recordkeeping, account servicing and other services. Class N shares of Intermediate Government and Short Duration and Class I shares of Balanced, Intermediate Government and Short Duration may reimburse the Investment Manager for the actual amount incurred up to a maximum annual rate of each Class’s average daily net assets as shown in the table below.

The impact on the annualized expense ratios for the six months ended June 30, 2018, were as follows:

Fund	Maximum Annual Amount Approved	Actual Amount Incurred
Balanced
Class I	0.10%	0.10%
Intermediate Government
Class N	0.15%	0.15%
Class I	0.05%	0.04%
Short Duration
Class N	0.15%	0.15%
Class I	0.05%	0.05%

The Board provides supervision of the affairs of the Trust and other trusts within the AMG Funds family. The Trustees of the Trust who are not affiliated with the Investment Manager receive an annual retainer and per meeting fees for regular, special and telephonic meetings, and they are reimbursed for out-of-pocket expenses incurred while carrying out their duties as Board members. The Chairman of the Board and the Audit Committee Chair receive additional annual retainers. Certain Trustees and Officers of the Funds are Officers and/or Directors of the Investment Manager, AMG and/or the Distributor.

The Securities and Exchange Commission (the “SEC”) granted an exemptive order that permits the Funds to lend and borrow money for certain temporary purposes directly to and from other eligible funds in the AMG Funds family. Participation in this interfund lending program is voluntary for both the borrowing and lending funds, and an interfund loan is only made if it benefits each participating fund. The Administrator manages the program according to procedures approved by the Board, and the Board monitors the operation of the program. An interfund loan must comply with certain conditions set out in the exemptive order, which are designed to assure fairness and protect all participating funds. For the six months ended June 30, 2018, Short Duration lent a maximum of $1,760,934, for one day earning interest of $111. The interest income amount is included in the Statement of Operations as interest income. For the six months ended June 30, 2018, Balanced and Intermediate Government neither borrowed from nor lent to other funds in the AMG Funds family. At June 30, 2018, the Funds had no interfund loans outstanding.

3. PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities (excluding short-term securities and U.S. Government Obligations) for the six months ended June 30, 2018, were as follows:

	Long Term Securities
Fund	Purchases	Sales
Balanced	$71,099,082	$54,218,153
Intermediate Government	—	2,717,400
Short Duration	4,036,894	9,898,280

49

Notes to Financial Statements (continued)

	U.S. Government Obligations
Fund	Purchases	Sales
Balanced	$28,369,336	$25,163,670
Intermediate Government	163,905	9,982,023
Short Duration	10,571,992	23,680,927

4. PORTFOLIO SECURITIES LOANED

The Funds participate in the Program providing for the lending of securities to qualified brokers. Securities lending income includes earnings of such temporary cash investments, plus or minus any rebate to a borrower. These earnings (after any rebate) are then divided between BNYM, as a fee for its services under the Program, and the Funds, according to agreed-upon rates. Collateral on all securities loaned is accepted in cash and is maintained at a minimum level of 102% (105% in the case of certain foreign securities) of the market value, plus interest, if applicable, of investments on loan. It is the Funds’ policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Funds if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Under the terms of the Program, the Funds are indemnified for such losses by BNYM. Cash collateral is held in a separate omnibus account managed by BNYM, who is authorized to exclusively enter into joint repurchase agreements. BNYM bears the risk of any deficiency in the amount of the cash collateral available for return to the borrower due to any loss on the collateral invested.

The value of securities loaned on positions held and cash collateral received at June 30, 2018, were as follows:

Fund	Securities Loaned	Cash Collateral Received
Balanced	$3,136,709	$3,268,590

5. COMMITMENTS AND CONTINGENCIES

Under the Trust’s organizational documents, its trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Funds may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Funds under these arrangements is unknown, as this would involve future claims that may be made against a Fund that have not yet occurred. However, based on experience, the Funds had no prior claims or losses and expect the risks of loss to be remote.

6. DERIVATIVE INSTRUMENTS

The following disclosures contain information on how and why certain Funds use derivative instruments, the credit risk and how derivative instruments affect the Funds’ financial position, and results of operations. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities, and the realized gains and losses and changes in unrealized gains and losses on the

Statement of Operations, each categorized by type of derivative contract, are included in a table at the end of the applicable Fund’s Schedule of Portfolio Investments. For the six months ended June 30, 2018, the average quarterly balances of derivative financial instruments outstanding were as follows:

Intermediate Government		Short Duration
Financial Futures Contracts
Average number of contracts purchased	4	74
Average number of contracts sold	66	608
Average notional value of contracts	$568,708	$8,726,474
Average notional value of contracts sold	$6,822,495	$96,562,872

7. FUTURES CONTRACTS

Intermediate Government and Short Duration purchased and sold futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital shares transactions. There are certain risks associated with futures contracts. Prices may not move as expected or the Funds may not be able to close out the contract when it desires to do so, resulting in losses.

On entering into a futures contract, either cash or securities in an amount equal to a certain percentage of the contract value (initial margin) must be deposited with the futures broker. Subsequent variation margin payments are made or received by the Funds depending on the fluctuations in the value of the futures contract and the value of cash or securities on deposit with the futures broker. Variation margin is recorded as unrealized gains and losses. The Funds must have total value at the futures broker consisting of either net unrealized gains, cash or securities collateral to meet the initial margin requirement, and any value over the initial margin requirement may be transferred to the Funds. The Funds recognize a realized gain or loss when the contract is closed or expires equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Futures are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.

8. RISKS ASSOCIATED WITH COLLATERALIZED MORTGAGE OBLIGATIONS (“CMOs”)

The net asset values of a Fund may be sensitive to interest rate fluctuations because a Fund may hold several instruments, including CMOs and other derivatives, whose values can be significantly impacted by interest rate movements. CMOs are obligations collateralized by a portfolio of mortgages or mortgage-related securities. Payments of principal and interest on the mortgages are passed through to the holder of the CMOs on the same schedule as they are received, although certain classes of CMOs have priority over others with respect to the receipt of prepayments on the mortgages. Therefore, the investment in CMOs may be subject to a greater or lesser risk of prepayment than other types of mortgage-related securities. CMOs are subject to principal paydowns as a result of prepayments or refinancing of the underlying mortgage instruments. As a result,

50

Notes to Financial Statements (continued)

the average life may be substantially less than the original maturity. CMOs may have a fixed or variable rate of interest.

9. DOLLAR ROLL AGREEMENTS

The Funds may enter into dollar rolls in which they sell debt securities for delivery currently and simultaneously contract to repurchase similar, but not identical, securities at the same price or a lower price on an agreed date. The Funds receive compensation as consideration for entering into the commitment to repurchase. The compensation is the difference between the current sale price and the repurchase price (often referred to as the “drop”) as well as the interest earned on the cash proceeds of the initial sale. The Funds may also be compensated by the receipt of a commitment fee. As the holder, the counterparty receives all principal and interest payments, including prepayments, made with respect to the similar security sold. Dollar rolls may be renewed with a new sale and repurchase price with a cash settlement made at renewal without physical delivery of the securities subject to the contract.

Certain risks may arise upon entering into dollar rolls from the potential inability of counterparties to meet the terms of their commitments. Additionally, the value of such securities may change adversely before the Funds are able to repurchase them. There can be no assurance that the Funds’ use of the cash that they receive from a dollar roll will provide a return that exceeds their cost.

10. STRIPPED SECURITIES

Intermediate Government and Short Duration may invest in stripped securities (“STRIPS”) for hedging purposes to protect the Funds’ portfolios against interest rate fluctuations. Interest-only STRIPS will most likely move differently than typical fixed-income securities in relation to changes in interest rates. STRIPS are usually structured with two classes that receive different proportions of the interest and principal distributions from a pool of underlying assets. A common type of STRIP will have one class receiving all of the interest from the underlying assets (“interest-only” or “IO” class), while the other class will receive the entire principal (“principal only” or “PO” class). However, in some instances, one class will receive some of the interest and most of the principal while the other class will receive most of the interest and the remainder of the principal. STRIPS are unusually volatile in response to changes in interest rates. The yield to maturity on an IO class of STRIPS is extremely sensitive not only to changes in prevailing interest rates but also to the rate of principal payments (including prepayments) on the underlying assets. A rapid rate of principal prepayments may have a measurably adverse effect on a Funds’ yield to maturity to the extent it invests in IOs. Conversely, POs tend to increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. Thus, if the underlying assets experience greater than anticipated repayments of principal, a Fund may fail to fully recover its initial investment in these securities, even if the STRIPS were rated of the highest credit quality by Standard & Poor’s Corporation or Moody’s Investors Service, Inc. These risks are managed by investing in a variety of such securities and by using certain hedging techniques. In addition the secondary market for STRIPS may be less liquid than that of other mortgage-backed or asset-backed securities, potentially limiting the Funds’ ability to buy or sell those securities at any particular time.

11. MASTER NETTING AGREEMENTS

The Funds may enter into master netting agreements with their counterparties for the securities lending program and Repurchase Agreements, which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to master netting agreements in the Statement of Assets and Liabilities. For securities lending transactions, see Note 4.

The following table is a summary of the Funds’ open Repurchase Agreements that are subject to a master netting agreement as of June 30, 2018:

		Gross Amount Not Offset in the Statement of Assets and Liabilities
Fund	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments Collateral	Cash Collateral Received	Net Amount
Balanced
Jefferies LLC	$1,000,000	$1,000,000	—	—
National Bank Financial	1,000,000	1,000,000	—	—
Nomura Securities International, Inc.	1,000,000	1,000,000	—	—
RBC Dominion Securities, Inc.	268,590	268,590	—	—

Total	$3,268,590	$3,268,590	—	—

12. SUBSEQUENT EVENTS

The Funds have determined that no material events or transactions occurred through the issuance date of the Funds’ financial statements, which require an additional disclosure in or adjustment of the Funds’ financial statements.

51

Annual Renewal of Investment Management and Subadvisory Agreements

At an in-person meeting held on June 27-28, 2018, the Board of Trustees (the “Board” or the “Trustees”), and separately a majority of the Trustees who are not “interested persons” of AMG Funds II (the “Trust”) (the “Independent Trustees”), approved (i) the Investment Management Agreement, as amended pursuant to letter agreements at any time prior to the date of the meeting, with AMG Funds LLC (the “Investment Manager”) for each of AMG Managers Amundi Intermediate Government Fund, AMG Managers Amundi Short Duration Government Fund and AMG Chicago Equity Partners Balanced Fund (each, a “Fund,” and collectively, the “Funds”) and separately each of Amendment No. 1, Amendment No. 2 thereto dated July 1, 2015, and Amendment No. 3 thereto dated October 1, 2016 (collectively, the “Investment Management Agreement”) and (ii) the Subadvisory Agreement, as amended at any time prior to the date of the meeting, with the applicable Subadviser for each Fund (collectively, the “Subadvisory Agreements”). The Independent Trustees were separately represented by independent legal counsel in connection with their consideration of the approval of these agreements. In considering the Investment Management Agreement and the Subadvisory Agreements, the Trustees reviewed a variety of materials relating to each Fund, the Investment Manager and each Subadviser, including comparative performance, fee and expense information for an appropriate peer group of similar mutual funds (each, a “Peer Group”), performance information for the relevant benchmark index for each Fund (each, a “Fund Benchmark”) and other information provided to them on a periodic basis throughout the year, as well as information provided in connection with the meetings of June 27-28, 2018, regarding the nature, extent and quality of services provided by the Investment Manager and the Subadvisers under their respective agreements and other relevant matters. Prior to voting, the Independent Trustees: (a) reviewed the foregoing information with their independent legal counsel; (b) received materials from their independent legal counsel discussing the legal standards applicable to their consideration of the Investment Management Agreement and the Subadvisory Agreements; and (c) met with their independent legal counsel in private sessions at which no representatives of management were present.

NATURE, EXTENT AND QUALITY OF SERVICES

In considering the nature, extent and quality of the services provided by the Investment Manager, the Trustees reviewed information relating to the

Investment Manager’s operations and personnel. Among other things, the Investment Manager provided financial information, biographical information on its supervisory and professional staff and descriptions of its organizational and management structure. The Trustees also took into account information provided periodically throughout the previous year by the Investment Manager in Board meetings relating to the performance of its duties with respect to the Funds and the Trustees’ knowledge of the Investment Manager’s management and the quality of the performance of the Investment Manager’s duties under the Investment Management Agreement and Administration Agreement. In the course of their deliberations regarding the Investment Manager, the Trustees evaluated, among other things: (a) the extent and quality of the Investment Manager’s oversight of the operation and management of the Funds; (b) the quality of the search, selection and monitoring services performed by the Investment Manager in overseeing the portfolio management responsibilities of the Subadvisers; (c) the Investment Manager’s ability to supervise the Funds’ other service providers; and (d) the Investment Manager’s compliance program. The Trustees also took into account that, in performing its functions under the Investment Management Agreement and supervising each Subadviser, the Investment Manager: performs periodic detailed analyses and reviews of the performance by each Subadviser of its obligations to a Fund, including without limitation, analysis and review of portfolio and other compliance matters and review of each Subadviser’s investment performance with respect to a Fund; prepares and presents periodic reports to the Board regarding the investment performance of each Subadviser and other information regarding each Subadviser, at such times and in such forms as the Board may reasonably request; reviews and considers any changes in the personnel of each Subadviser responsible for performing the Subadviser’s obligations and makes appropriate reports to the Board; reviews and considers any changes in the ownership or senior management of each Subadviser and makes appropriate reports to the Board; performs periodic in-person or telephonic diligence meetings, including with respect to compliance matters, with representatives of each Subadviser; assists the Board and management of the Trust in developing and reviewing information with respect to the initial approval of each Subadvisory Agreement and annual consideration of each Subadvisory Agreement thereafter; prepares recommendations with respect to the continued retention of any Subadviser or the replacement of any Subadviser, including at the request of the Board; identifies potential successors to or replacements of any Subadviser or potential additional subadvisers, performs appropriate due diligence, and develops and presents to the Board a recommendation as to any such successor, replacement, or additional subadviser, including at the request of the Board; designates and compensates from its own resources such personnel as the Investment Manager may consider necessary or appropriate to the performance of its services; and performs such other review and reporting functions as the Board shall reasonably request consistent with the Investment Management Agreement and applicable law. With respect to AMG Chicago Equity Partners Balanced Fund, the Trustees noted the affiliation of the Subadviser with the Investment Manager, noting any potential conflicts of interest. The Trustees also took into account the financial condition of the Investment Manager with respect to its ability to provide the services required under the Investment Management Agreement and the Investment Manager’s undertaking to maintain contractual expense limitations for AMG Managers Amundi Intermediate Government Fund and AMG Chicago Equity Partners Balanced Fund. The Trustees also considered the Investment Manager’s risk management processes.

For each Fund, the Trustees also reviewed information relating to each Subadviser’s operations and personnel and the investment philosophy, strategies and techniques (for each Subadviser, its “Investment Strategy”) used in managing the Fund. Among other things, the Trustees reviewed biographical information on portfolio management and other professional staff, information regarding each Subadviser’s organizational and management structure and each Subadviser’s brokerage policies and practices. The Trustees considered specific information provided regarding the experience of the individuals at the Subadviser with portfolio management responsibility for the Fund, including the information set forth in the Fund’s prospectus and statement of additional information. In the course of their deliberations, the Trustees evaluated, among other things: (a) the services rendered by each Subadviser in the past; (b) the qualifications and experience of the Subadviser’s personnel; and (c) the Subadviser’s compliance program. The Trustees also took into account the financial condition of each Subadviser with respect to its ability to provide the services required under its

52

Annual Renewal of Investment Management and Subadvisory Agreements (continued)

Subadvisory Agreement. The Trustees also considered each Subadviser’s risk management processes.

PERFORMANCE

As noted above, the Board considered each Fund’s net performance during relevant time periods as compared to the Fund’s Peer Group and Fund Benchmark and considered the gross performance of the Fund as compared to the Subadviser’s relevant performance composite that utilizes the same investment strategy and approach and noted that the Board reviews on a quarterly basis detailed information about both the Fund’s performance results and portfolio composition, as well as each Subadviser’s Investment Strategy. The Board noted the Investment Manager’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of each Subadviser. The Board was mindful of the Investment Manager’s attention to monitoring each Subadviser’s performance with respect to the Funds and its discussions with management regarding the factors that contributed to the performance of the Funds.

ADVISORY FEES AND PROFITABILITY

In considering the reasonableness of the advisory fee charged by the Investment Manager for managing each Fund, the Trustees noted that the Investment Manager, and not the Fund, is responsible for paying the fees charged by the Fund’s Subadviser and, therefore, that the fees paid to the Investment Manager cover the cost of providing portfolio management services as well as the cost of providing search, selection and monitoring services in operating a “manager-of-managers” complex of mutual funds. The Trustees also considered the amount of the advisory fee retained by the Investment Manager after payment of the subadvisory fee with respect to each Fund. The Trustees also noted any payments that were made from Chicago Equity Partners, LLC (“CEP”) to the Investment Manager, and any other payments made or to be made from the Investment Manager to CEP. The Trustees concluded that, in light of the high quality supervisory services provided by the Investment Manager and the fact that the subadvisory fees are paid out of the advisory fee, the advisory fee payable by each Fund to the Investment Manager can reasonably be expected to exceed the median advisory fee for the Peer Group, which consists of many funds that do not operate with a manager-of-managers structure. In this regard, the Trustees also noted that the Investment Manager has undertaken to maintain contractual expense limitations for AMG Managers Amundi Intermediate Government Fund and AMG Chicago Equity Partners Balanced Fund.

In addition, in considering the reasonableness of the advisory fee payable to the Investment Manager, the Trustees also reviewed information provided by the Investment Manager setting forth all revenues and other benefits, both direct and indirect (including any so-called “fallout benefits” such as reputational value derived from the Investment Manager serving as Investment Manager to a Fund), received by the Investment Manager and its affiliates attributable to managing each Fund and all the mutual funds in the AMG Funds Family of Funds, the cost of providing such services, the significant risks undertaken as Investment Manager and sponsor of the Funds, including investment, operational, enterprise, entrepreneurial, litigation, regulatory and compliance risks, and the resulting profitability to the Investment Manager and its affiliates from these relationships. The Trustees also noted the current asset levels of each Fund and the willingness of the Investment Manager to waive fees and pay expenses for AMG Managers Amundi Intermediate Government Fund and AMG Chicago Equity Partners Balanced Fund from time to time as a means of limiting total expenses. The Trustees also considered management’s discussion of the current asset levels of the Funds, and the impact on profitability of both the current asset levels and any future growth of assets of the Funds. The Board took into account management’s discussion of the advisory fee structure, and, as noted above, the services the Investment Manager provides in performing its functions under the Investment Management Agreement and supervising each Subadviser. In this regard, the Trustees noted that, unlike a mutual fund that is managed by a single investment adviser, the Funds operate in a manager-of-managers structure. Based on the foregoing, the Trustees concluded that the profitability to the Investment Manager is reasonable and that the Investment Manager is not realizing material benefits from economies of scale that would warrant adjustments to the advisory fees for any Fund at this time. With respect to economies of scale, the Trustees also noted that as a Fund’s assets increase over time, the Fund may realize other economies of scale to the extent that the increase in assets is proportionally greater than the increase in certain other expenses.

SUBADVISORY FEES AND PROFITABILITY

In considering the reasonableness of the fee payable by the Investment Manager to Amundi Pioneer Institutional Asset Management, Inc. (“Amundi”), the Trustees relied on the ability of the Investment Manager to negotiate the terms of the Subadvisory Agreement at arm’s length as part of the manager-of-managers structure, noting that the Investment Manager is not affiliated with Amundi. In addition, the Trustees considered other potential benefits of the subadvisory relationship to Amundi, including, among others, the indirect benefits that Amundi may receive from its relationship with a Fund, including any so-called “fallout benefits” to Amundi, such as reputational value derived from Amundi serving as Subadviser to a Fund, which bears Amundi’s name. In addition, the Trustees noted that the subadvisory fees are paid by the Investment Manager out of its advisory fee. As a consequence of all of the foregoing, the cost of services to be provided by Amundi and the profitability to Amundi of its relationship with a Fund were not material factors in the Trustees’ deliberations. For similar reasons, the Trustees did not consider potential economies of scale in the management of a Fund by Amundi to be a material factor in their deliberations at this time.

In considering the reasonableness of the fees payable by the Investment Manager to CEP, the Trustees noted that CEP is an affiliate of the Investment Manager, and the Trustees reviewed information regarding the cost to CEP of providing subadvisory services to AMG Chicago Equity Partners Balanced Fund and the resulting profitability from such relationship. The Trustees noted that, because CEP is an affiliate of the Investment Manager, a portion of CEP’s revenues or profits might be shared directly or indirectly with the Investment Manager. The Trustees also noted that the subadvisory fees are paid by the Investment Manager out of its advisory fee. The Board also took into account management’s discussion of the subadvisory fee structure, and the services CEP provides in performing its functions under the Subadvisory Agreement. Based on the foregoing, the Trustees concluded that the profitability to CEP is reasonable and that CEP is not realizing material benefits from economies of scale that would warrant adjustments to the subadvisory fees at this time. Also with respect to economies of scale, the Trustees noted that as the Fund’s assets increase over time, the Fund may realize other

53

Annual Renewal of Investment Management and Subadvisory Agreements (continued)

economies of scale to the extent the increase in assets is proportionally greater than the increase in certain other expenses.

In addition to the foregoing, the Trustees considered the specific factors and related conclusions set forth below with respect to each Fund, the Investment Manager and each Subadviser.

AMG Managers Amundi Short Duration Government Fund

FUND PERFORMANCE

Among other information relating to the Fund’s performance, the Trustees noted that the Fund’s performance for Class N shares (which share class has the earliest inception date and the largest amount of assets of all the share classes of the Fund) for the 1-year, 3-year, 5-year and 10-year periods ended March 31, 2018 was below, below, below and above, respectively, the median performance of the Peer Group and below, below, above and above, respectively, the performance of the Fund Benchmark, the ICE BofAML U.S. 6-Month Treasury Bill Index. The Trustees took into account management’s discussion of the Fund’s performance, including the reasons for the Fund’s more recent underperformance and any actions being taken to address such underperformance. The Trustees concluded that the Fund’s performance is being addressed.

ADVISORY AND SUBADVISORY FEES

The Trustees noted that the Fund’s management fees (which include both the advisory and administration fees) and total expenses (weighted average, all classes combined) (net of applicable fee waivers) as of March 31, 2018 were both higher than the average for the Fund’s Peer Group. The Trustees also noted that the Investment Manager has contractually agreed, through May 1, 2019, to waive the Fund’s advisory fee by 0.11%, from 0.40% to 0.29%. The Trustees took into account management’s discussion of the Fund’s expenses, including the Fund’s relatively distinctive investment approach. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadviser, and the considerations noted above with respect to the Investment Manager and the Subadviser, the Fund’s advisory and subadvisory fees are reasonable.

AMG Managers Amundi Intermediate Government Fund

FUND PERFORMANCE

Among other information relating to the Fund’s performance, the Trustees noted that the Fund’s performance for Class N shares (which share class has the earliest inception date and the largest amount of assets of all the share classes of the Fund) for the 1-year, 3-year, 5-year and 10-year periods ended March 31, 2018 was below, above, above and above, respectively, the median performance of the Peer Group and below, below, below and above, respectively, the performance of the Fund Benchmark, the Citigroup Mortgage Index. The Trustees took into account management’s discussion of the Fund’s performance, including its more recent underperformance relative to the Fund Benchmark. The Trustees also took into account the fact that Class N shares of the Fund ranked in the top decile relative to its Peer Group for the 5-year and 10-year periods. The Trustees concluded that the Fund’s overall performance has been satisfactory in light of the Fund’s investment objective, strategies and policies.

ADVISORY AND SUBADVISORY FEES

The Trustees noted that the Fund’s management fees (which include both the advisory and administration fees) and total expenses (weighted average, all classes combined) (net of applicable expense waivers/reimbursements) as of March 31, 2018 were both higher than the average for the Peer Group. The Trustees took into account the fact that the Investment Manager has contractually agreed, through May 1, 2019, to limit the Fund’s net annual operating expenses (subject to certain excluded expenses) to 0.74%. In addition, the Trustees noted that the Investment Manager has contractually agreed, through May 1, 2019, to waive the Fund’s advisory fee by 0.05%, from 0.48% to 0.43%. The Trustees also took into account the Fund’s relatively distinctive investment approach. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadviser, the foregoing expense limitation and the considerations noted above with respect to the Investment Manager and the Subadviser, the Fund’s advisory and subadvisory fees are reasonable.

AMG Chicago Equity Partners Balanced Fund

FUND PERFORMANCE

Among other information relating to the Fund’s performance, the Trustees noted that the Fund’s performance for Class N shares (which share class has one of the earliest inception dates and the largest amount of assets of all the share classes of the Fund with that inception date) for the 1-year, 3-year, 5-year and 10-year periods ended March 31, 2018 was above the median performance of the Peer Group and above, below, below and below, respectively, the performance of the Fund Benchmark, a Composite Index (60% Russell 1000 Index and 40% Bloomberg Barclays U.S. Aggregate Bond Index). The Trustees took into account management’s discussion of the Fund’s performance, including the reasons for the Fund’s more recent improved performance. The Trustees also noted that the Fund’s longer-term performance results ranked strongly relative to its Peer Group and that Class N shares of the Fund ranked in the top quintile relative to its Peer Group for the 1-year, 5-year and 10-year periods and in the top quartile relative to its Peer Group for the 3-year period. The Trustees concluded that the Fund’s overall performance has been satisfactory.

ADVISORY AND SUBADVISORY FEES

The Trustees noted that the Fund’s management fees (which include both the advisory and administration fees) and total expenses (weighted average, all classes combined) (net of applicable expense waivers/reimbursements) as of March 31, 2018 were higher and lower, respectively, than the average for the Peer Group. The Trustees took into account the fact that the Investment Manager has contractually agreed, through May 1, 2019, to limit the Fund’s net annual operating expenses (subject to certain excluded expenses) to 0.84%. The Trustees also took into account management’s discussion of the Fund’s expenses, including fees and expenses relative to comparably sized funds. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and

54

Annual Renewal of Investment Management and Subadvisory Agreements (continued)

the Subadviser (which is an affiliate of the Investment Manager), the foregoing expense limitation and the considerations noted above with respect to the Investment Manager and the Subadviser, the Fund’s advisory and subadvisory fees are reasonable.

* * * *

After consideration of the foregoing, the Trustees also reached the following conclusions (in addition to the conclusions discussed above) regarding the Investment Management Agreement and each

Subadvisory Agreement: (a) the Investment Manager and each Subadviser have demonstrated that they possess the capability and resources to perform the duties required of them under the Investment Management Agreement and the applicable Subadvisory Agreement; (b) each Subadviser’s Investment Strategy is appropriate for pursuing the applicable Fund’s investment objectives; and (c) the Investment Manager and each Subadviser maintain appropriate compliance programs.

Based on all of the above-mentioned factors and their related conclusions, with no single factor or conclusion being determinative and with each Trustee not necessarily attributing the same weight to each factor, the Trustees concluded that approval of the Investment Management Agreement and each Subadvisory Agreement would be in the best interests of the applicable Fund and its shareholders. Accordingly, on June 27-28, 2018, the Trustees, and separately a majority of the Independent Trustees, voted to approve the Investment Management and the Subadvisory Agreements for each Fund.

55

THIS PAGE INTENTIONALLY LEFT BLANK

INVESTMENT MANAGER AND ADMINISTRATOR

AMG Funds LLC

600 Steamboat Road, Suite 300 Greenwich, CT 06830

800.835.3879

DISTRIBUTOR

AMG Distributors, Inc.

600 Steamboat Road, Suite 300 Greenwich, CT 06830

800 .835.3879

CUSTODIAN

The Bank of New York Mellon

111 Sanders Creek Parkway

East Syracuse, NY 13057

LEGAL COUNSEL

Ropes & Gray LLP

Prudential Tower, 800 Boylston Street Boston, MA 02199-3600

TRANSFER AGENT

BNY Mellon Investment Servicing (US) Inc.

Attn: AMG Funds

P.O. Box 9769

Providence, RI 02940

800.548.4539

TRUSTEES

Bruce B. Bingham

Christine C. Carsman

Edward J. Kaier

Kurt A. Keilhacker

Steven J. Paggioli

Richard F. Powers III

Eric Rakowski

Victoria L. Sassine

Thomas R. Schneeweis

This report is prepared for the Funds’ shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus. To receive a free copy of the prospectus or Statement of Additional Information, which includes additional information about Fund Trustees, please contact us by calling 800.835.3879. Distributed by AMG Distributors, Inc., member FINRA/SIPC.

Current net asset values per share for each Fund are available on the Funds’ website at amgfunds.com.

A description of the policies and procedures each Fund uses to vote its proxies is available: (i) without charge, upon request, by calling 800.835.3879, or (ii) on the Securities and Exchange Commission’s (SEC) website at sec.gov. For information regarding each Fund’s proxy voting record for the 12-month period ended June 30, call 800.835.3879 or visit the SEC website at sec.gov.

Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at sec.gov. A Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To review a complete list of the Funds’ portfolio holdings, or to view the most recent quarterly holdings report, semiannual report, or annual report, please visit amgfunds.com.

amgfunds.com |	57

AFFILIATE SUBADVISED FUNDS

BALANCED FUNDS

AMG Chicago Equity Partners Balanced

Chicago Equity Partners, LLC

AMG FQ Global Risk-Balanced

First Quadrant, L.P.

EQUITY FUNDS

AMG FQ Tax-Managed U.S. Equity

AMG FQ Long-Short Equity

First Quadrant, L.P.

AMG Frontier Small Cap Growth

Frontier Capital Management Co., LLC

AMG GW&K Small Cap Core

AMG GW&K Small/Mid Cap

AMG GW&K U.S. Small Cap Growth

GW&K Investment Management, LLC

AMG Renaissance International Equity

AMG Renaissance Large Cap Growth

The Renaissance Group LLC

AMG River Road Dividend All Cap Value

AMG River Road Dividend All Cap Value II

AMG River Road Focused Absolute Value

AMG River Road Long-Short

AMG River Road Small-Mid Cap Value

AMG River Road Small Cap Value

River Road Asset Management, LLC

AMG SouthernSun Small Cap

AMG SouthernSun Global Opportunities

AMG SouthernSun U.S. Equity

SouthernSun Asset Management, LLC

AMG Systematic Mid Cap Value

Systematic Financial Management L.P.

AMG TimesSquare Emerging Markets Small Cap

AMG TimesSquare Global Small Cap

AMG TimesSquare International Small Cap

AMG TimesSquare Mid Cap Growth

AMG TimesSquare Small Cap Growth

TimesSquare Capital Management, LLC

AMG Trilogy Emerging Markets Equity

AMG Trilogy Emerging Wealth Equity

Trilogy Global Advisors, L.P.

AMG Yacktman

AMG Yacktman Focused

AMG Yacktman Focused

Fund - Security Selection Only

AMG Yacktman Special Opportunities

Yacktman Asset Management LP

FIXED INCOME FUNDS

AMG GW&K Core Bond

AMG GW&K Enhanced Core Bond AMG GW&K Municipal Bond

AMG GW&K Municipal Enhanced Yield

GW&K Investment Management, LLC

OPEN-ARCHITECTURE FUNDS

ALTERNATIVE FUNDS

AMG Managers Lake Partners LASSO Alternative

Lake Partners, Inc.

BALANCED FUNDS

AMG Managers Montag & Caldwell Balanced

Montag & Caldwell, LLC

EQUITY FUNDS

AMG Managers Brandywine

AMG Managers Brandywine Advisors Mid Cap Growth

AMG Managers Brandywine Blue

Friess Associates, LLC

AMG Managers Cadence Emerging Companies

AMG Managers Cadence Mid Cap

Cadence Capital Management LLC

AMG Managers CenterSquare Real Estate

CenterSquare Investment Management LLC

AMG Managers Emerging Opportunities

Lord, Abbett & Co. LLC

WEDGE Capital Management L.L.P.

Next Century Growth Investors LLC

RBC Global Asset Management (U.S.) Inc.

AMG Managers Essex Small/Micro Cap Growth

Essex Investment Management Company, LLC

AMG Managers Fairpointe ESG Equity

AMG Managers Fairpointe Mid Cap

Fairpointe Capital LLC

AMG Managers Guardian Capital Global Dividend

Guardian Capital LP

AMG Managers LMCG Small Cap Growth

LMCG Investments, LLC

AMG Managers Montag & Caldwell Growth

AMG Managers Montag & Caldwell Mid Cap Growth

Montag & Caldwell, LLC

AMG Managers Pictet International

Pictet Asset Management Limited

AMG Managers Silvercrest Small Cap

Silvercrest Asset Management Group LLC

AMG Managers Skyline Special Equities

Skyline Asset Management, L.P.

AMG Managers Special Equity

Ranger Investment Management, L.P. Lord, Abbett & Co. LLC

Smith Asset Management Group, L.P. Federated MDTA LLC

AMG Managers Value Partners Asia Dividend

Value Partners Hong Kong Limited

FIXED INCOME FUNDS

AMG Managers Amundi Intermediate Government

AMG Managers Amundi Short Duration Government

Amundi Pioneer Institutional Asset Management, Inc.

AMG Managers Doubleline Core Plus Bond

DoubleLine Capital LP

AMG Managers Global Income Opportunity AMG Managers Loomis Sayles Bond

Loomis, Sayles & Company, L.P.

amgfunds.com |	063018 SAR009

SEMI-ANNUAL REPORT

AMG Funds

June 30, 2018

AMG GW&K Enhanced Core Bond Fund

Class N: MFDAX    |    Class I: MFDSX    |     Class C: MFDCX    |    Class Z: MFDYX

AMG GW&K Municipal Bond Fund

Class N: GWMTX    |    Class I: GWMIX

AMG GW&K Municipal Enhanced Yield Fund

Class N: GWMNX    |    Class I: GWMEX    |    Class Z: GWMZX

AMG GW&K Small Cap Core Fund

Class N: GWETX    |    Class I: GWEIX    |    Class Z: GWEZX

AMG GW&K Small/Mid Cap Fund

Class N: GWGVX    |    Class I: GWGIX    |    Class Z: GWGZX

amgfunds.com |	063018 SAR019

AMG Funds

Semi-Annual Report — June 30, 2018 (unaudited)

TABLE OF CONTENTS	PAGE
ABOUT YOUR FUND’S EXPENSES	2

FUND PERFORMANCE	4

FUND SNAPSHOTS AND SCHEDULES OF PORTFOLIO INVESTMENTS

AMG GW&K Enhanced Core Bond Fund	6

AMG GW&K Municipal Bond Fund	10

AMG GW&K Municipal Enhanced Yield Fund	16

AMG GW&K Small Cap Core Fund	20

AMG GW&K Small/Mid Cap Fund	24

FINANCIAL STATEMENTS

Statement of Assets and Liabilities	28

Balance sheets, net asset value (NAV) per share computations and cumulative undistributed amounts

Statement of Operations	30

Detail of sources of income, expenses, and realized and unrealized gains (losses) during the fiscal period

Statements of Changes in Net Assets	31

Detail of changes in assets for the past two fiscal periods

Financial Highlights	33

Historical net asset values per share, distributions, total returns, income and expense ratios, turnover ratios and net assets

Notes to Financial Statements	48

Accounting and distribution policies, details of agreements and transactions with Fund management and affiliates, and descriptions of certain investment risks

ANNUAL RENEWAL OF INVESTMENT MANAGEMENT AND SUBADVISORY AGREEMENTS	56

Nothing contained herein is to be considered an offer, sale or solicitation of an offer to buy shares of any series of the AMG Funds family of mutual funds. Such offering is made only by prospectus, which includes details as to offering price and other material information.

About Your Fund’s Expenses (unaudited)

As a shareholder of a Fund, you may incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on $1,000 invested at the beginning of the period and held for the entire period as indicated below.

ACTUAL EXPENSES

The first line of the following table provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Six Months Ended June 30, 2018	Expense Ratio for the Period	Beginning Account Value 01/01/18	Ending Account Value 06/30/18	Expenses Paid During the Period*
AMG GW&K Enhanced Core Bond Fund
Based on Actual Fund Return
Class N	0.73%	$1,000	$977	$3.58
Class I	0.53%	$1,000	$977	$2.59
Class C	1.48%	$1,000	$973	$7.24
Class Z	0.48%	$1,000	$978	$2.35

Based on Hypothetical 5% Annual Return
Class N	0.73%	$1,000	$1,021	$3.66
Class I	0.53%	$1,000	$1,022	$2.65
Class C	1.48%	$1,000	$1,017	$7.40
Class Z	0.48%	$1,000	$1,022	$2.41

AMG GW&K Municipal Bond Fund
Based on Actual Fund Return
Class N	0.70%	$1,000	$987	$3.46
Class I	0.38%	$1,000	$989	$1.87

Based on Hypothetical 5% Annual Return
Class N	0.70%	$1,000	$1,021	$3.52
Class I	0.38%	$1,000	$1,023	$1.91

Six Months Ended June 30, 2018	Expense Ratio for the Period	Beginning Account Value 01/01/18	Ending Account Value 06/30/18	Expenses Paid During the Period*
AMG GW&K Municipal Enhanced Yield Fund
Based on Actual Fund Return
Class N	0.99%	$1,000	$995	$4.90
Class I	0.64%	$1,000	$998	$3.16
Class Z	0.59%	$1,000	$998	$2.92

Based on Hypothetical 5% Annual Return
Class N	0.99%	$1,000	$1,020	$4.96
Class I	0.64%	$1,000	$1,022	$3.19
Class Z	0.59%	$1,000	$1,022	$2.96

AMG GW&K Small Cap Core Fund
Based on Actual Fund Return
Class N	1.28%	$1,000	$1,050	$6.51
Class I	0.95%	$1,000	$1,051	$4.83
Class Z	0.90%	$1,000	$1,052	$4.58

Based on Hypothetical 5% Annual Return
Class N	1.28%	$1,000	$1,018	$6.41
Class I	0.95%	$1,000	$1,020	$4.76
Class Z	0.90%	$1,000	$1,020	$4.51

About Your Fund’s Expenses (continued)

Six Months Ended June 30, 2018	Expense Ratio for the Period	Beginning Account Value 01/01/18	Ending Account Value 06/30/18	Expenses Paid During the Period*
AMG GW&K Small/Mid Cap Fund
Based on Actual Fund Return
Class N	1.10%	$1,000	$1,051	$5.59
Class I	0.95%	$1,000	$1,052	$4.83
Class Z	0.85%	$1,000	$1,053	$4.33

Based on Hypothetical 5% Annual Return
Class N	1.10%	$1,000	$1,019	$5.51
Class I	0.95%	$1,000	$1,020	$4.76
Class Z	0.85%	$1,000	$1,021	$4.26

*

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

Fund Performance (unaudited)

Periods ended June 30, 2018

The table below shows the average annual total returns for the periods indicated for each Fund, as well as each Fund’s relative index for the same time periods ended June 30, 2018.

Average Annual Total Returns[1]	Six Months*	One Year	Five Years	Ten Years	Since Inception	Inception Date
AMG GW&K Enhanced Core Bond Fund2, [3,4,5,6]
Class N	(2.34%)	(1.14%)	1.75%	4.04%	5.17%	01/02/97
Class I	(2.33%)	(1.05%)	1.91%	—	1.41%	11/30/12
Class C	(2.71%)	(1.89%)	1.00%	3.26%	4.33%	03/05/98
Class Z	(2.21%)	(0.88%)	2.01%	4.30%	5.55%	01/02/97

Bloomberg Barclays U.S. Aggregate Bond Index[17]	(1.62%)	(0.40%)	2.27%	3.72%	5.02%	01/02/97	†
AMG GW&K Municipal Bond Fund2, 3, 7, 8
Class N	(1.27%)	(0.60%)	2.66%	—	3.98%	06/30/09
Class I	(1.10%)	(0.26%)	3.07%	—	4.46%	06/30/09

Bloomberg Barclays 10-Year Municipal Bond Index[18]	(0.72%)	0.86%	3.56%	4.74%	4.65%	06/30/09	†
AMG GW&K Municipal Enhanced Yield Fund2, [3,5,7,8,9,10]
Class N	(0.47%)	3.64%	5.40%	—	6.68%	07/27/09
Class I	(0.19%)	4.12%	5.89%	5.87%	4.74%	12/30/05
Class Z	(0.17%)	4.16%	—	—	5.93%	02/24/17

Bloomberg Barclays U.S. Municipal Bond BAA Index[19]	0.40%	4.65%	4.49%	4.57%	3.86%	12/30/05	†
AMG GW&K Small Cap Core Fund2, [11,12]
Class N	4.99%	15.26%	12.04%	11.33%	8.64%	12/10/96
Class I	5.14%	15.67%	12.49%	—	15.72%	07/27/09
Class Z	5.21%	15.76%	—	—	15.12%	02/24/17

Russell 2000® Index[20]	7.66%	17.57%	12.46%	10.60%	8.71%	12/10/96	†
AMG GW&K Small/Mid Cap Fund2, [12,13,14,15,16]
Class N	5.11%	12.05%	—	—	10.77%	02/24/17
Class I	5.20%	12.17%	—	—	5.99%	06/30/15
Class Z	5.29%	12.30%	—	—	11.04%	02/24/17

Russell 2500® Index[21]	5.46%	16.24%	12.29%	10.74%	10.30%	06/30/15	†
Russell 2000® Growth Index[22]	9.70%	21.86%	13.65%	11.24%	10.60%	06/30/15	†

The performance data shown represents past performance. Past performance is not a guarantee of future results. Current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Investors should carefully consider the Fund’s investment objectives, risks, charges and expenses before investing. For performance information through the most recent month end, current net asset values per share for the Funds and other information, please call 800.835.3879 or visit our website at amgfunds.com for a free prospectus. Read it carefully before investing or sending money.

Distributed by AMG Distributors, Inc., member FINRA/SIPC.

†	Date reflects the inception date of the Fund, not the index.
*	Not annualized.
[1]

Total return equals income yield plus share price change and assumes reinvestment of all dividends and capital gain distributions. Returns are net of fees and may reflect offsets of Fund expenses as described in the prospectus. No adjustment has been made for taxes payable by shareholders on their reinvested dividends and capital gain distributions. Returns for periods greater than one year are annualized. The listed returns on the Fund are net of expenses and based on the published NAV as of June 30, 2018. All returns are in U.S. dollars ($).

[2]	From time to time, the Fund’s adviser has waived its fees and/or absorbed Fund expenses, which has resulted in higher returns.
[3]

The Fund is subject to the risks associated with investments in debt securities, such as default risk and fluctuations in the perception of the debtor’s ability to pay its creditors. Changing interest rates may adversely affect the value of an investment. An increase in interest rates typically causes the value of bonds and other fixed income securities to fall.

[4]	To the extent that the Fund invests in asset-backed or mortgage-backed securities, its exposure to prepayment and extension risks may be greater than investments in other fixed income securities.
[5]

High-yield bonds (also known as “junk bonds”) may be subject to greater levels of interest rate, credit, and liquidity risk than investments in higher rated securities. These securities are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments. The issuers of the Fund’s holdings may be involved in bankruptcy proceedings, reorganizations, or financial restructurings, and are not as strong financially as higher-rated issuers.

[6]

Investments in international securities are subject to certain risks of overseas investing including currency fluctuations and changes in political and economic conditions, which could result in significant market fluctuations. These risks are magnified in emerging markets.

[7]	Factors unique to the municipal bond market may negatively affect the value in municipal bonds.
[8]	Investment income may be subject to certain state and local taxes, and depending on your tax status, the federal alternative minimum tax. Capital gains are not exempt from federal income tax.
[9]	The Fund may invest in derivatives such as options and futures; the complexity and rapidly changing structure of derivatives markets may increase the possibility of market losses.

Fund Performance

Periods ended June 30, 2018 (continued)

[10]	The use of leverage in a Fund’s strategy, such as futures and forward commitment transactions, can magnify relatively small market movements into relatively larger losses for the Fund.
[11]

The Fund inception dates and returns for all periods beginning prior to November 7, 2008 reflects performance of the predecessor Fund, The BNY Hamilton Multi-Cap Equity Fund, a series of BNY Hamilton Funds, Inc.

[12]

The Fund is subject to risks associated with investments in small-capitalization companies, such as erratic earnings patterns, competitive conditions, limited earnings history, and a reliance on one or a limited number of products.

[13]

The Fund is subject to risks associated with investments in mid-capitalization companies such as greater price volatility, lower trading volume, and less liquidity than the stocks of larger, more established companies.

[14]

The Fund invests in growth stocks, which may be more sensitive to market movements because their prices tend to reflect future investor expectations rather than just current profits. Growth Stocks may underperform value stocks during given periods.

[15]	The Fund invests in value stocks, which may perform differently from the market as a whole and may be undervalued by the market for a long period of time.
[16]

Effective February 27, 2017, The Fund’s Principal Investment Strategies changed from a small cap growth investment strategy to one that primarily invests in common stock and preferred stock of U.S. small- and mid- capitalization companies with either growth- or value- oriented characteristics

[17]

The Bloomberg Barclays U.S. Aggregate Bond Index is an index of the U.S. investment-grade fixed-rate bond market, including both government and corporate bonds. Unlike the Fund, the Bloomberg Barclays U.S. Aggregate Bond Index is unmanaged, is not available for investment and does not incur expenses.

[18]

The Bloomberg Barclays 10-Year Municipal Bond Index is the 10 Year (8-12) component of the Municipal Bond index. It is a rules based, market-value-weighted index engineered for the tax-exempt bond market. The Index tracks general obligation bonds, revenue bonds, insured bonds, and prerefunded bonds rated Baa3/BBB- or higher by at least two of the ratings agencies: Moody’s, S&P, Fitch. Unlike the Fund, the Bloomberg Barclays 10-Year Municipal Bond Index is unmanaged, is not available for investment and does not incur expenses.

[19]

The Bloomberg Barclays U.S. Municipal Bond BAA Index is a subset of the Bloomberg Barclays U.S. Municipal Bond Index with an index rating of Baa1, Baa2, or Baa3. The Bloomberg Barclays U.S. Municipal Bond Index is a rules-based, market-value-weighted index engineered for the long-term, tax-exempt bond market. Unlike the Fund, the Bloomberg Barclays U.S. Municipal Bond BAA Index is unmanaged, is not available for investment and does not incur expenses.
[20]

The Russell 2000® Index is composed of the 2,000 smallest stocks in the Russell 3000® Index and is widely regarded in the industry as the premier measure of small-cap stock performance. Unlike the Fund, the Russell 2000® Index is unmanaged, is not available for investment and does not incur expenses.

[21]

The Russell 2500® Index is composed of the 2,500 smallest stocks in the Russell 3000® Index and is widely regarded in the industry as the premier measure of small/mid cap stock performance Unlike the Fund, the Russell 2500® Index is unmanaged, is not available for investment and does not incur expenses.

[22]

The Russell 2000® Growth Index measures the performance of the Russell 2,000® companies with higher price-to-book ratios and higher forecasted growth values. Unlike the Fund, the Russell 2000® Growth Index is unmanaged, is not available for investment and does not incur expenses.

The Russell Indices are trademarks of the London Stock Exchange Group companies.

Not FDIC insured, nor bank guaranteed. May lose value.

AMG GW&K Enhanced Core Bond Fund

Fund Snapshots (unaudited)

June 30, 2018

PORTFOLIO BREAKDOWN

Category	% of Net Assets
Corporate Bonds and Notes	51.0
U.S. Government and Agency Obligations	40.4
Municipal Bonds	6.3
Short-Term Investments[1]	2.2
Other Assets Less Liabilities[2]	0.1

[1]	Includes reinvestment of cash collateral into joint repurchase agreements on security lending transactions.
[2]	Includes repayment of cash collateral on security lending transactions.

Rating	% of Market Value[1]
U.S. Government and Agency Obligations	41.3
Aaa	1.0
Aa	10.6
A	14.9
Baa	17.7
Ba	13.5
B	1.0

[1]	Includes market value of fixed-income securities only.

TOP TEN HOLDINGS

Security Name	% of Net Assets
FNMA, 4.000%, 10/01/43	7.2
FNMA, 4.500%, 04/01/41	5.0
FHLMC Gold Pool, 5.000%, 10/01/36	3.2
United States Treasury Bonds, 4.500%, 02/15/36	3.0
United States Treasury Notes, 2.000%, 11/30/22	3.0
FNMA, 4.000%, 09/01/25	2.6
Wells Fargo & Co., 3.286%, 02/11/22	2.5
FNMA, 3.500%, 11/01/42	2.5
Apple, Inc., 2.869%, 02/09/22	2.5
FNMA, 4.500%, 05/01/39	2.5

Top Ten as a Group	34.0

Credit quality ratings shown above reflect the highest rating assigned by either Standard & Poor’s (“S&P”) or Moody’s Investors Service, Inc. (“Moody’s”). These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

AMG GW&K Enhanced Core Bond Fund

Schedule of Portfolio Investments (unaudited)

June 30, 2018

	Principal Amount	Value
Corporate Bonds and Notes - 51.0%
Financials - 14.6%
Aircastle, Ltd. 5.000%, 04/01/23	$215,000	$216,344
American Tower Corp. 4.400%, 02/15/26	407,000	404,733
Bank of America Corp., MTN 3.875%, 08/01/25	611,000	608,501
CIT Group, Inc. 5.000%, 08/15/22	400,000	405,500
Crown Castle International Corp. 5.250%, 01/15/23	380,000	398,579
The Goldman Sachs Group, Inc. 6.125%, 02/15/33	703,000	805,078
Host Hotels & Resorts LP, Series C 4.750%, 03/01/23	386,000	395,915
JPMorgan Chase & Co. 2.950%, 10/01/26	420,000	390,557
Morgan Stanley, GMTN 5.500%, 07/28/21	399,000	422,514
National Rural Utilities Cooperative Finance Corp., MTN 3.250%, 11/01/25	435,000	422,774
Wells Fargo & Co. (3 month LIBOR + 0.930%) 3.286%, 02/11/22[1]	1,033,000	1,043,965
Weyerhaeuser Co. 8.500%, 01/15/25	500,000	617,164
Total Financials		6,131,624
Industrials - 36.4%
The ADT Corp. 6.250%, 10/15/21	207,000	215,280
AES Corp. 4.875%, 05/15/23	423,000	424,057
Apple, Inc. (3 month LIBOR + 0.500%) 2.869%, 02/09/22[1]	1,021,000	1,033,897
Aramark Services, Inc. 5.125%, 01/15/24	206,000	206,515
ArcelorMittal (Luxembourg) 5.500%, 03/01/21	185,000	193,233
6.250%, 02/25/22	16,000	17,100
AT&T, Inc. 4.250%, 03/01/27	395,000	387,285
Automatic Data Processing, Inc. 3.375%, 09/15/25	614,000	608,224
Ball Corp. 4.000%, 11/15/23	33,000	32,187

	Principal Amount	Value
Ball Corp. 5.250%, 07/01/25	$385,000	$394,144
Burlington Northern Santa Fe LLC 6.150%, 05/01/37	491,000	606,101
CDW LLC / CDW Finance Corp. 5.500%, 12/01/24	391,000	400,775
Charter Communications Operating LLC / Charter Communications Operating Capital 4.908%, 07/23/25	422,000	426,783
Comcast Corp. 7.050%, 03/15/33	308,000	383,295
Crown Americas LLC / Crown Americas Capital Corp V 4.250%, 09/30/26	62,000	56,885
Crown Americas LLC / Crown Americas Capital Corp. IV 4.500%, 01/15/23	374,000	367,455
CSX Corp. 2.600%, 11/01/26	454,000	410,528
CVS Health Corp. 5.125%, 07/20/45	385,000	391,531
Diamondback Energy, Inc. 4.750%, 11/01/24	314,000	307,327
General Motors Financial Co., Inc. 4.250%, 05/15/23	418,000	418,040
The George Washington University, Series 2018 4.126%, 09/15/48	625,000	633,718
Georgia-Pacific LLC 8.000%, 01/15/24	326,000	393,891
Greif, Inc. 7.750%, 08/01/19	186,000	193,440
HCA, Inc. 5.000%, 03/15/24	413,000	414,032
Huntsman International LLC 5.125%, 11/15/22	213,000	219,760
International Paper Co. 3.000%, 02/15/27	461,000	418,078
Kaiser Foundation Hospitals 3.150%, 05/01/27	447,000	428,574
Leidos Holdings, Inc. 4.450%, 12/01/20	215,000	217,687
Lennar Corp. 4.750%, 11/15/22	404,000	405,515
McDonald’s Corp., MTN 3.700%, 01/30/26	430,000	427,624
Microsoft Corp. 3.750%, 02/12/45	407,000	399,886
Murphy Oil USA, Inc. 6.000%, 08/15/23	217,000	222,967

The accompanying notes are an integral part of these financial statements.

AMG GW&K Enhanced Core Bond Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Industrials - 36.4% (continued)
Northrop Grumman Corp. 3.200%, 02/01/27	$431,000	$406,920
NuStar Logistics LP 6.750%, 02/01/21	212,000	222,600
Oracle Corp. 3.800%, 11/15/37	443,000	419,883
Owens Corning 4.200%, 12/15/22	389,000	390,323
Penske Automotive Group, Inc. 3.750%, 08/15/20	421,000	417,842
PulteGroup, Inc. 5.500%, 03/01/26	210,000	208,688
Teleflex, Inc. 4.875%, 06/01/26	216,000	212,760
Teva Pharmaceutical Finance Netherlands III BV (Netherlands) 2.200%, 07/21/21	235,000	218,129
T-Mobile USA, Inc. 6.500%, 01/15/26	182,000	188,143
Toll Brothers Finance Corp. 4.375%, 04/15/23[2]	220,000	216,425
Vulcan Materials Co. 4.500%, 04/01/25	296,000	297,877
WESCO Distribution, Inc. 5.375%, 06/15/24	200,000	197,250
WPX Energy, Inc. 5.250%, 09/15/24	211,000	208,626
Total Industrials		15,261,280
Total Corporate Bonds and Notes (Cost $22,116,872)		21,392,904
Municipal Bonds - 6.3%
California State General Obligation, School Improvements 7.550%, 04/01/39	550,000	813,048
JobsOhio Beverage System, Series B 3.985%, 01/01/29	405,000	417,029
Los Angeles Unified School District, School Improvements 5.750%, 07/01/34	500,000	607,465
Metropolitan Transportation Authority, Transit Improvement 6.668%, 11/15/39	300,000	400,866
New Jersey Economic Development Authority, Pension Funding, Series A (National Insured) 7.425%, 02/15/29[3]	318,000	387,664
Total Municipal Bonds (Cost $2,655,748)		2,626,072

	Principal
	Amount	Value
U.S. Government and Agency Obligations -40.4%
Fannie Mae - 26.2%
FNMA,
3.500%, 11/01/42 to 03/01/46	$2,043,775	$2,046,207
4.000%, 09/01/25 to 10/01/43	4,833,796	4,967,945
4.500%, 05/01/39 to 04/01/41	3,746,202	3,942,652
Total Fannie Mae		10,956,804
Freddie Mac - 4.5%
FHLMC Gold Pool,
3.500%, 02/01/30	534,890	542,423
5.000%, 10/01/36	1,269,770	1,355,318
Total Freddie Mac		1,897,741
U.S. Treasury Obligations - 9.7%
United States Treasury Notes, (U.S. Treasury 3 month Bill Money Market Yield + 0.000%), 1.950%, 01/31/20[1]	418,000	417,965
2.000%, 11/30/22	1,296,000	1,257,981
United States Treasury Bonds,
3.500%, 02/15/39	385,000	419,575
4.500%, 02/15/36	1,034,000	1,264,671
6.250%, 08/15/23	609,000	710,900
Total U.S. Treasury Obligations		4,071,092
Total U.S. Government and Agency Obligations (Cost $17,434,358)		16,925,637
Short-Term Investments - 2.2%
Joint Repurchase Agreements - 0.4%[4]
Cantor Fitzgerald Securities, Inc., dated 06/29/18, due 07/02/18, 2.080% total to be received $167,236 (collateralized by various U.S. Government Agency Obligations, 1.691% -8.500%, 07/25/18 - 06/15/53, totaling $170,551)	167,207	167,207

	Shares
Other Investment Companies - 1.8%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Class Shares, 1.85%[5]	729,299	729,299
Total Short-Term Investments (Cost $896,506)		896,506
Total Investments - 99.9% (Cost $43,103,484)		41,841,119
Other Assets, less Liabilities - 0.1%		52,893
Net Assets - 100.0%		$41,894,012

The accompanying notes are an integral part of these financial statements.

AMG GW&K Enhanced Core Bond Fund

Schedule of Portfolio Investments (continued)

[1]	Variable rate security. The rate shown is based on the latest available information as of June 30, 2018.
[2]	Some or all of these securities, amounting to $161,700 or 0.4% of net assets, were out on loan to various brokers.
[3]	Security is backed by insurance of financial institutions and financial guaranty assurance agencies. At June 30, 2018, the value amounted to $387,664 or 0.9% of net assets.
[4]	Collateral received from brokers for securities lending was invested in these joint repurchase agreements.
[5]	Yield shown represents the June 30, 2018, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

FHLMC	Freddie Mac
FNMA	Fannie Mae
GMTN	Global Medium-Term Notes
LIBOR	London Interbank Offered Rate
LP	Limited Partnership
MTN	Medium-Term Note
National Insured	National Public Finance Guarantee Corp.

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of June 30, 2018:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Corporate Bonds and Notes†	—	$21,392,904	—	$21,392,904
Municipal Bonds	—	2,626,072	—	2,626,072
U.S. Government and Agency Obligations†	—	16,925,637	—	16,925,637
Short-Term Investments
Joint Repurchase Agreements	—	167,207	—	167,207
Other Investment Companies	$729,299	—	—	729,299

Total Investments in Securities	$729,299	$41,111,820	—	$41,841,119

†

All corporate bonds and notes and U.S. government and agency obligations held in the Fund are Level 2 securities. For a detailed breakout of corporate bonds and notes and U.S. government and agency obligations by major industry or agency classification, please refer to the Fund’s Schedule of Portfolio Investments.

As of June 30, 2018, the Fund had no transfers between levels from the beginning of the reporting period.

The accompanying notes are an integral part of these financial statements.

AMG GW&K Municipal Bond Fund

Fund Snapshots (unaudited)

June 30, 2018

PORTFOLIO BREAKDOWN
% of
Category	Net Assets
Utilities	26.8
General Obligation	24.4
Transportation	20.1
Public Services	9.4
Healthcare	7.1
Education	6.4
Industrial Development	3.8
State and Non-State Appropriated Tobacco	0.7
Short-Term Investments	1.1
Other Assets Less Liabilities	0.2

Rating	% of Market Value[1]
Aaa	38.0
Aa	47.6
A	13.2
Baa	1.2

[1]	Includes market value of fixed-income securities only.

TOP TEN HOLDINGS
% of
Security Name	Net Assets
State of Maryland, Series B, General Obligation, 5.000%, 08/01/25	2.4
Wisconsin State Revenue, Department of Transportation, Series 2, Revenue, 5.000%, 07/01/29	2.3
Arizona Water Infrastructure Finance Authority, Water Quality Revenue, Series A, Revenue, 5.000%, 10/01/26	1.9
North Carolina State Limited Obligation, Series B, Revenue, 5.000%, 05/01/28	1.7
Iowa Finance Authority, Green Bond, Revenue, 5.000%, 08/01/30	1.7
Commonwealth of Massachusetts Federal Highway Grant Anticipation Note Revenue, Subordinate Revenue, Series A, Revenue, 5.000%, 06/15/24	1.5
State of Michigan, Revenue, 5.000%, 03/15/27	1.4
State of Maryland, Department of Transportation, Revenue, 5.000%, 09/01/29	1.3
Texas Transportation Commission Fund, Series A, General Obligation, 5.000%, 04/01/27	1.3
New York City Transitional Finance Authority, Future Tax Secured Revenue, Series C, Revenue, 5.000%, 11/01/26	1.3

Top Ten as a Group	16.8

Credit quality ratings shown above reflect the highest rating assigned by either Standard & Poor’s (“S&P”) or Moody’s Investors Service, Inc. (“Moody’s”). These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

AMG GW&K Municipal Bond Fund

Schedule of Portfolio Investments (unaudited)

June 30, 2018

	Principal
	Amount	Value
Municipal Bonds - 98.7%
Arizona - 3.7%
Arizona Department of Transportation State Highway Fund Revenue 5.000%, 07/01/28	$5,020,000	$5,924,303
Arizona Water Infrastructure Finance Authority, Water Quality Revenue, Series A 5.000%, 10/01/26	16,890,000	19,591,894
Salt River Project Agricultural Improvement & Power District, Salt River Project Electrical 5.000%, 01/01/29	6,040,000	7,286,535
Salt River Project Agricultural Improvement & Power District, Series A 5.000%, 12/01/24	5,575,000	6,129,545
Total Arizona		38,932,277
California - 3.9%
California Municipal Finance Authority, Community Medical Centers, Series A 5.000%, 02/01/27	950,000	1,109,163
California Municipal Finance Authority, Community Medical Centers, Series A 5.000%, 02/01/30	1,620,000	1,866,046
California Municipal Finance Authority, Community Medical Centers, Series A 5.000%, 02/01/31	900,000	1,032,291
California Municipal Finance Authority, Community Medical Centers, Series A 5.000%, 02/01/32	1,855,000	2,115,646
State of California 5.000%, 09/01/25	10,000,000	11,867,300
State of California 5.000%, 08/01/29	7,000,000	8,283,940
State of California 5.000%, 09/01/29	5,010,000	5,937,451
State of California, Series C 5.000%, 09/01/26	7,700,000	9,109,793
Total California		41,321,630
Colorado - 2.3%
City & County of Denver Co. Airport System Revenue, Series A 5.000%, 11/15/23	5,000,000	5,726,700
City of Colorado Springs Co. Utilities System Revenue, Series A-1 5.000%, 11/15/24 [1]	10,000,000	11,643,500
Regional Transportation District County COPS,
Series A 5.000%, 06/01/24	6,000,000	6,742,200
Total Colorado		24,112,400

	Principal
	Amount	Value
Connecticut - 1.7%
State of Connecticut Special Tax Revenue, Transit Infrastructure 5.000%, 08/01/24	$5,340,000	$6,020,904
State of Connecticut Special Tax Revenue, Transportation Infrastructure 5.000%, 01/01/30	10,110,000	11,572,108
Total Connecticut		17,593,012
District of Columbia - 2.3%
District of Columbia Water & Sewer Authority Public Utility Revenue, Sub Lien, Series C 5.000%, 10/01/24	5,475,000	6,149,520
District of Columbia, Series A 5.000%, 06/01/24	5,000,000	5,780,950
District of Columbia, Series A 5.000%, 06/01/30	5,160,000	6,012,174
Washington Convention & Sports Authority, Series A 5.000%, 10/01/27	5,375,000	6,380,179
Total District of Columbia		24,322,823
Florida - 4.8%
Florida State Board of Education, Series D 5.000%, 06/01/24	6,565,000	7,134,711
Florida’s Turnpike Enterprise, Department of Transportation, Series C 5.000%, 07/01/28	7,075,000	8,304,706
Orange County Health Facilities Authority, Series A 5.000%, 10/01/31	4,515,000	5,117,120
State of Florida, Capital Outlay, Series B 5.000%, 06/01/25	6,065,000	6,722,021
State of Florida, Capital Outlay, Series B 5.000%, 06/01/27	9,045,000	10,398,132
State of Florida, Capital Outlay, Series C 5.000%, 06/01/27	5,555,000	6,594,341
State of Florida, Department of Transportation, Fuel Sales Tax Revenue, Series B 5.000%, 07/01/26	5,780,000	6,292,108
Total Florida		50,563,139
Georgia - 3.5%
Atlanta Water & Wastewater Revenue 5.000%, 11/01/25	5,100,000	5,951,292
Georgia State University & College Improvements, Series A 5.000%, 07/01/24	4,650,000	5,196,282
Georgia State University & College Improvements, Series A 5.000%, 07/01/27	5,450,000	6,048,137

The accompanying notes are an integral part of these financial statements.

AMG GW&K Municipal Bond Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Georgia - 3.5% (continued)
Georgia State University & College Improvements, Series A - Tranche 2 5.000%, 02/01/26	$5,435,000	$6,329,547
State of Georgia, Series C 5.000%, 09/01/23	5,000,000	5,619,350
State of Georgia, Series F 5.000%, 01/01/26	7,015,000	8,322,666
Total Georgia		37,467,274
Idaho - 0.6%
Idaho Housing & Finance Association 5.000%, 07/15/23	5,770,000	6,512,253
Illinois - 3.9%
Chicago O’Hare International Airport, Series B 5.000%, 01/01/28	10,580,000	11,913,292
Illinois State Finance Authority Revenue, Clean Water Initiative Revenue 5.000%, 07/01/27	11,000,000	12,795,310
Illinois State Finance Authority Revenue, University of Chicago, Series A 5.000%, 10/01/23	5,005,000	5,719,414
Illinois State Toll Highway Authority, Series A 5.000%, 12/01/31	9,335,000	10,674,012
Total Illinois		41,102,028
Indiana - 1.8%
Indiana Finance Authority, Indiana University Health Revenue, Series A 5.000%, 12/01/23	5,115,000	5,852,992
Indiana Finance Authority, Series C 5.000%, 06/01/29	4,750,000	5,791,485
Indiana Transportation Finance Authority, Series C 5.500%, 12/01/25	6,070,000	7,349,617
Total Indiana		18,994,094
Iowa - 2.1%
Iowa Finance Authority, Green Bond 5.000%, 08/01/30	15,000,000	17,867,250
State of Iowa, Series A 5.000%, 06/01/25	4,000,000	4,675,240
Total Iowa		22,542,490
Kentucky - 0.6%
Louisville/Jefferson County Metropolitan
Government, Norton Healthcare Inc., Series A 5.000%, 10/01/29	5,130,000	5,866,206
Maryland - 5.2%
State of Maryland, Department of Transportation 5.000%, 05/01/23	8,720,000	9,922,226

	Principal Amount	Value
State of Maryland, Department of Transportation 5.000%, 09/01/29	$11,905,000	$14,231,118
State of Maryland, Series B 5.000%, 08/01/25	21,550,000	25,360,902
University System of Maryland, University & College Improvements, Series A 5.000%, 04/01/24	5,100,000	5,884,329
Total Maryland		55,398,575
Massachusetts - 6.1%
Commonwealth of Massachusetts Federal Highway Grant Anticipation Note Revenue, Subordinate Revenue, Series A 5.000%, 06/15/24	13,770,000	15,651,808
Commonwealth of Massachusetts, Series A 5.000%, 07/01/25	7,700,000	9,025,247
Commonwealth of Massachusetts, Series B 5.000%, 07/01/23	5,000,000	5,694,300
Massachusetts Development Finance Agency, Partners Healthcare System 5.000%, 07/01/28	8,000,000	9,539,360
Massachusetts School Building Authority, Series A 5.000%, 08/15/25	5,035,000	5,614,176
Massachusetts State Development Finance Agency, Boston College, Series S 5.000%, 07/01/23	5,700,000	6,485,688
Massachusetts Water Resources Authority, Series C 5.000%, 08/01/26	4,025,000	4,799,008
Massachusetts Water Resources Authority, Series C 5.000%, 08/01/31	6,050,000	7,077,653
Total Massachusetts		63,887,240
Michigan - 3.7%
Michigan Finance Authority, Henry Ford Health System 5.000%, 11/15/29	9,950,000	11,404,491
Michigan Finance Authority, Hospital Trinity Health Credit 5.000%, 12/01/34	5,225,000	6,025,209
Michigan State Building Authority Revenue, Series I 5.000%, 04/15/27	5,700,000	6,589,884
State of Michigan 5.000%, 03/15/27	12,640,000	14,912,419
Total Michigan		38,932,003
Minnesota - 0.5%
Minneapolis-St Paul Metropolitan Airports Commission, Series A 5.000%, 01/01/25	5,000,000	5,813,350

The accompanying notes are an integral part of these financial statements.

AMG GW&K Municipal Bond Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Missouri - 1.4%
Metropolitan St Louis Sewer District, Series A 5.000%, 05/01/29	$6,725,000	$8,002,279
University of Missouri, Series A 5.000%, 11/01/26	5,495,000	6,367,386
Total Missouri		14,369,665
New Jersey - 2.6%
New Jersey Health Care Facilities Financing Authority, RWJ Barnabas Health Obligation 5.000%, 07/01/29	6,570,000	7,548,142
New Jersey State Turnpike Authority Revenue, Series 2012 B 5.000%, 01/01/24	2,790,000	3,125,107
New Jersey State Turnpike Authority Revenue, Series A 5.000%, 01/01/33	10,280,000	11,819,944
New Jersey State Turnpike Authority Revenue, Series B 5.000%, 01/01/28	4,010,000	4,763,118
Total New Jersey		27,256,311
New Mexico - 1.3%
New Mexico Finance Authority, Subordinate, Series A 5.000%, 06/15/28	11,125,000	13,419,976
New York - 12.8%
Metropolitan Transportation Authority, Climate Bond Certified Green Bond 5.000%, 11/15/33	5,000,000	5,860,150
Metropolitan Transportation Authority, Transit Revenue, Series F 5.000%, 11/15/24	4,950,000	5,537,070
Metropolitan Transportation Authority, Transit Revenue, Series F 5.000%, 11/15/27	5,000,000	5,551,100
Metropolitan Transportation Authority, Transit Revenue, Series F 5.000%, 11/15/28	5,000,000	5,738,250
New York City General Obligation, Series C 5.000%, 08/01/24	5,000,000	5,789,200
New York City General Obligation, Series C 5.000%, 08/01/26	5,510,000	6,516,236
New York City General Obligation, Series G 5.000%, 08/01/23	5,000,000	5,700,000
New York City General Obligation, Series I 5.000%, 08/01/24	11,485,000	12,779,934
New York City Transitional Finance Authority, Future Tax Secured Revenue, Series B 5.000%, 02/01/24	5,015,000	5,389,771

	Principal Amount	Value
New York City Transitional Finance Authority, Future Tax Secured Revenue, Series C 5.000%, 11/01/23	$5,000,000	$5,738,000
New York City Transitional Finance Authority, Future Tax Secured Revenue, Series C 5.000%, 11/01/26	11,930,000	13,847,867
New York City Water & Sewer System Revenue, Series FF 5.000%, 06/15/25	5,940,000	6,324,971
New York City Water & Sewer System Revenue, Series FF 5.000%, 06/15/30	5,370,000	6,180,870
New York State Dormitory Authority, Series A 5.000%, 12/15/25	8,645,000	9,700,814
New York State Dormitory Authority, Series A 5.000%, 12/15/27	5,640,000	6,318,605
New York State Dormitory Authority, Series D 5.000%, 02/15/27	5,700,000	6,749,997
New York State Dormitory Authority, Series D 5.000%, 02/15/27	5,395,000	5,927,163
New York State Dormitory Authority, Series E 5.000%, 03/15/32	8,370,000	9,633,535
New York State Urban Development Corp., Personal Income Tax Revenue, Series A 5.000%, 03/15/24	5,000,000	5,760,450
Total New York		135,043,983
North Carolina - 3.4%
North Carolina Municipal Power Agency No. 1, Electric, Power and Light Revenue, Series A 5.000%, 01/01/27	5,050,000	5,855,576
North Carolina State Limited Obligation, Series A 5.000%, 06/01/26	5,000,000	5,967,300
North Carolina State Limited Obligation, Series B 5.000%, 05/01/28	15,100,000	18,033,628
North Carolina State Limited Obligation, Series C 5.000%, 05/01/23	5,020,000	5,709,648
Total North Carolina		35,566,152
Ohio - 2.6%
Ohio State General Obligation, Series A 5.000%, 09/01/26	7,050,000	8,366,517
Ohio Water Development Authority, Water Pollution Control Loan Fund, Series 2015A 5.000%, 06/01/25	10,050,000	11,795,584
Ohio Water Development Authority, Water Pollution Control Loan Fund, Series A 5.000%, 12/01/27	5,760,000	6,898,752
Total Ohio		27,060,853
Oklahoma - 1.4%
Grand River Dam Authority, Series A 5.000%, 06/01/28	7,845,000	9,259,061

The accompanying notes are an integral part of these financial statements.

AMG GW&K Municipal Bond Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Oklahoma - 1.4% (continued)
Oklahoma Turnpike Authority, Series A 5.000%, 01/01/26	$5,000,000	$5,370,800
Total Oklahoma		14,629,861
Oregon - 2.1%
Oregon State Lottery, Series C 5.000%, 04/01/27	10,000,000	11,616,500
Oregon State Lottery, Series D 5.000%, 04/01/28	8,780,000	10,187,434
Total Oregon		21,803,934
Pennsylvania - 1.5%
Commonwealth Financing Authority, Pennsylvania Tobacco 5.000%, 06/01/32	6,660,000	7,592,134
Lancaster County Hospital Authority, University of Pennsylvania Health Revenue 5.000%, 08/15/26	6,930,000	8,145,314
Total Pennsylvania		15,737,448
Tennessee - 0.8%
State of Tennessee Fuel Sales Tax Revenue, Series B 5.000%, 09/01/26	7,365,000	8,569,988
Texas - 11.6%
Central Texas Turnpike System Transportation Commission, Series C 5.000%, 08/15/31	11,175,000	12,290,600
City of Austin TX Water & Wastewater System Revenue 5.000%, 11/15/26	5,085,000	6,051,913
City of San Antonio TX Electric & Gas Systems Revenue 5.000%, 02/01/26	9,300,000	10,944,891
Lower Colorado River Authority, LCRA Transmission Services Corporation 5.000%, 05/15/29	3,800,000	4,284,348
Metropolitan Transit Authority of Harris County Series A 5.000%, 11/01/24	5,050,000	5,848,506
North Texas Municipal Water District Water System Revenue, Refunding And Improvement 5.000%, 09/01/29	5,085,000	5,940,399
North Texas Tollway Authority Revenue, Special Projects System, 1st Tier, Series A 5.000%, 01/01/25	6,460,000	7,358,974
North Texas Tollway Authority, 2nd Tier, Series B 5.000%, 01/01/31	2,000,000	2,282,540
North Texas Tollway Authority, 2nd Tier, Series B 5.000%, 01/01/32	4,000,000	4,576,600

	Principal Amount	Value
North Texas Tollway Authority, Series A 5.000%, 01/01/26	$7,775,000	$8,818,327
State of Texas, Transportation Commission Highway Improvements Revenue 5.000%, 04/01/25	4,950,000	5,481,135
State of Texas, Transportation Commission Mobility Fund 5.000%, 10/01/26	10,055,000	11,455,460
Texas A&M University, Financing System, Series E 5.000%, 05/15/28	8,815,000	10,480,418
Texas Transportation Commission Fund, Series A 5.000%, 04/01/27	12,550,000	13,863,106
Texas Water Development Board, State Revolving Fund 5.000%, 08/01/26	5,395,000	6,397,553
The University of Texas System, Series H 5.000%, 08/15/26	5,045,000	6,007,031
Total Texas		122,081,801
Utah - 0.5%
Utah Transit Authority, Series A 5.000%, 06/15/27	5,020,000	5,861,352
Virginia - 1.7%
Virginia College Building Authority, Series B 5.000%, 09/01/23	5,350,000	6,102,156
Virginia Public Building Authority, Series B 5.000%, 08/01/25	9,800,000	11,491,088
Total Virginia		17,593,244
Washington - 4.9%
County of King WA Sewer Revenue, Series B 5.000%, 01/01/24	3,080,000	3,309,183
Energy Northwest Electric Revenue, Bonneville Power 5.000%, 07/01/25	10,180,000	11,924,954
State of Washington School Improvements, Series C 5.000%, 02/01/28	7,370,000	8,590,324
State of Washington, Series R-2015C 5.000%, 07/01/28	10,120,000	11,614,926
University of Washington, University & College Improvements Revenue, Series C 5.000%, 07/01/27	7,270,000	8,173,007
Washington Health Care Facilities Authority Multicare Health System, Series B 5.000%, 08/15/23	3,940,000	4,470,994
Washington Health Care Facilities Authority Providence Health & Services, Series A 5.000%, 10/01/26	3,495,000	3,902,901
Total Washington		51,986,289

The accompanying notes are an integral part of these financial statements.

AMG GW&K Municipal Bond Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Wisconsin - 3.4%
Wisconsin State Revenue, Department of Transportation, Series 1 5.000%, 07/01/25	$2,370,000	$2,689,452
Wisconsin State Revenue, Department of Transportation, Series 2 5.000%, 07/01/29	20,075,000	23,863,755
Wisconsin State Revenue, Department of Transportation, Series A 5.000%, 07/01/24	5,000,000	5,794,400
Wisconsin State, Series 2 5.000%, 05/01/24	3,570,000	3,957,095
Total Wisconsin		36,304,702
Total Municipal Bonds (Cost $1,053,619,862)		1,040,646,353

[1]	All or part of the security is delayed delivery transaction. The market value for delayed delivery security at June 30, 2018, amounted to $11,643,500, or 1.1% of net assets.
[2]	Yield shown represents the June 30, 2018, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

	Shares	Value
Short-Term Investments - 1.1%
Other Investment Companies - 1.1%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Class Shares, 1.85% [2]	11,439,539	$11,439,539
Total Short-Term Investments (Cost $11,439,539)		11,439,539
Total Investments - 99.8% (Cost $1,065,059,401)		1,052,085,892
Other Assets, less Liabilities - 0.2%		2,578,126
Net Assets - 100.0%		$1,054,664,018

COPS Certificates	of Participation

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of June 30, 2018:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Bonds†	—	$1,040,646,353	—	$1,040,646,353
Short-Term Investments
Other Investment Companies	$11,439,539	—	—	11,439,539

Total Investments in Securities	$11,439,539	$1,040,646,353	—	$1,052,085,892

†	All municipal bonds held in the Fund are Level 2 securities. For a detailed breakout of municipal bonds by major classification, please refer to the Fund’s Schedule of Portfolio Investments.

As of June 30, 2018, the Fund had no transfers between levels from the beginning of the reporting period.

The accompanying notes are an integral part of these financial statements.

AMG GW&K Municipal Enhanced Yield Fund

Fund Snapshots (unaudited)

June 30, 2018

PORTFOLIO BREAKDOWN

Category	% of Net Assets
Transportation	36.0
Healthcare	26.5
Utilities	13.4
State and Non-State Appropriated Tobacco	7.7
Industrial Development	4.4
General Obligation	4.0
Public Services	3.6
Education	1.5
Short-Term Investments	1.9
Other Assets Less Liabilities	1.0

Rating	% of Market Value[1]
Aa	5.3
A	34.5
Baa	50.8
Ba	4.3
N/R	5.1

1	Includes market value of fixed-income securities only.

TOP TEN HOLDINGS

%of
Security Name	Net Assets
California Municipal Finance Authority, Senior Lien-LINXS APM Project, Revenue, 5.000%, 12/31/43	5.1
New York Transportation Development Corp., Laguardia Airport Terminal B, Revenue, 5.000%, 07/01/46	4.0
New Jersey Economic Development Authority, Series DDD, Revenue, 5.000%, 06/15/42	3.7
Central Texas Turnpike System, Series C, Revenue, 5.000%, 08/15/42	3.4
Alachua County Health Facilities Authority, Shands Teaching Hospital & Clinics, Series A, Revenue, 5.000%, 12/01/44	3.2
Metropolitan Pier and Exposition Authority Revenue, McCormick Place Expansion Project, Series B, Revenue, 5.000%, 06/15/52	2.8
Grand Parkway Transportation Corp., Tela Supported, Series A, Revenue, 5.000%, 10/01/43	2.6
State of Connecticut Special Tax Revenue, Transportation Infrastructure, Revenue, 5.000%, 01/01/38	2.5
Miami Beach Health Facilities Authority Mt. Sinai Medical Center, Revenue, 5.000%, 11/15/39	2.5
Illinois State General Obligation, Series D, General Obligation, 5.000%, 11/01/26	2.5

Top Ten as a Group	32.3

Credit quality ratings shown above reflect the highest rating assigned by either Standard & Poor’s (“S&P”) or Moody’s Investors Service, Inc. (“Moody’s”). These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

AMG GW&K Municipal Enhanced Yield Fund

Schedule of Portfolio Investments (unaudited)

June 30, 2018

	Principal Amount	Value
Municipal Bonds - 97.1%
California - 8.3%
California Municipal Finance Authority, Community Medical Centers, Series A 5.000%, 02/01/42	$2,500,000	$2,767,925
California Municipal Finance Authority, Community Medical Centers, Series A 5.000%, 02/01/47	4,000,000	4,413,120
California Municipal Finance Authority, Senior Lien-LINXS APM Project 5.000%, 12/31/43	10,000,000	11,255,600
Total California		18,436,645
Colorado - 2.1%
Public Authority for Colorado Energy Natural Gas Purchase Revenue, Series 2008 6.500%, 11/15/38	3,280,000	4,573,927
Connecticut - 2.5%
State of Connecticut Special Tax Revenue, Transportation Infrastructure 5.000%, 01/01/38	5,000,000	5,580,000
Florida - 14.3%
Alachua County Health Facilities Authority, Shands Teaching Hospital & Clinics, Series A 5.000%, 12/01/44	6,620,000	7,185,613
County of Miami-Dade FL Aviation Revenue, Series B 5.000%, 10/01/40	4,000,000	4,527,560
Martin County Health Facilities Authority, Martin Memorial Medical Center 5.500%, 11/15/42	4,430,000	4,799,728
Miami Beach Health Facilities Authority Mt. Sinai Medical Center 5.000%, 11/15/39	5,220,000	5,561,910
Orange County Health Facilities Authority, Orlando Health Inc., Series A 5.000%, 10/01/39	4,040,000	4,494,985
Putnam County Development Authority, Seminole PJ, Series A 5.000%, 03/15/42	4,480,000	5,054,425
Total Florida		31,624,221
Illinois - 9.2%
Chicago O’Hare International Airport, Refunding General Senior Lien, Series B 5.000%, 01/01/41	2,000,000	2,208,740
Illinois State General Obligation 5.500%, 07/01/38	3,275,000	3,442,451
Illinois State General Obligation, Series D 5.000%, 11/01/26	5,215,000	5,558,147

	Principal Amount	Value
Metropolitan Pier and Exposition Authority Revenue, McCormick Place Expansion Project, Series 2012 A 5.000%, 06/15/42	$2,990,000	$3,090,464
Metropolitan Pier and Exposition Authority Revenue, McCormick Place Expansion Project, Series B 5.000%, 06/15/52	5,910,000	6,084,640
Total Illinois		20,384,442
Kentucky - 1.2%
Louisville/Jefferson County Metropolitan Government, Norton Healthcare Inc. 5.000%, 10/01/33	2,295,000	2,592,180
Louisiana - 2.6%
Louisiana Public Facilities Authority, Ochsner Clinic Foundation 5.000%, 05/15/47	3,385,000	3,683,794
New Orleans Aviation Board, General Airport North Terminal, Series B 5.000%, 01/01/48	2,000,000	2,211,060
Total Louisiana		5,894,854
Massachusetts - 3.5%
Massachusetts Development Finance Agency, UMass Boston Student Housing 5.000%, 10/01/41	2,250,000	2,454,413
Massachusetts Development Finance Agency, UMass Boston Student Housing 5.000%, 10/01/48	5,000,000	5,428,350
Total Massachusetts		7,882,763
Michigan - 2.0%
Michigan Finance Authority, Henry Ford Health System 5.000%, 11/15/41	4,000,000	4,434,840
Nebraska - 1.6%
Central Plains Energy Project Project #3, Series A 5.000%, 09/01/42	3,000,000	3,613,830
New Jersey - 13.0%
New Jersey Economic Development Authority, Series DDD 5.000%, 06/15/42	7,665,000	8,218,873
New Jersey Economic Development Authority, UMM Energy Partners, Series 2012 A 5.125%, 06/15/43	4,450,000	4,621,281
New Jersey Health Care Facilities Financing Authority, RWJ Barnabas Health Obligation 5.000%, 07/01/43	4,655,000	5,169,098
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Notes 5.000%, 06/15/27	1,715,000	1,893,411

The accompanying notes are an integral part of these financial statements.

AMG GW&K Municipal Enhanced Yield Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
New Jersey - 13.0% (continued)
Tobacco Settlement Financing Corp. Series A 5.000%, 06/01/46	$2,500,000	$2,752,275
Tobacco Settlement Financing Corp. Series A 5.250%, 06/01/46	3,500,000	3,946,565
Tobacco Settlement Financing Corp. Series B 5.000%, 06/01/46	2,000,000	2,153,760
Total New Jersey		28,755,263
New York - 7.3%
New York State Dormitory Authority, The New School Project, Series A 5.000%, 07/01/46	3,030,000	3,396,933
New York Transportation Development Corp., Delta Air Lines, Inc. - Laguardia 5.000%, 01/01/31	3,500,000	3,975,475
New York Transportation Development Corp., Laguardia Airport Terminal B 5.000%, 07/01/46	8,135,000	8,785,149
Total New York		16,157,557
Oklahoma - 3.6%
Oklahoma Development Finance Authority, Health Ou Medicine Project, Series B 5.250%, 08/15/48	2,500,000	2,815,450
Oklahoma Development Finance Authority, Health Ou Medicine Project, Series B 5.500%, 08/15/52	4,500,000	5,153,670
Total Oklahoma		7,969,120
Pennsylvania - 1.3%
Commonwealth Financing Authority, Pennsylvania Tobacco 5.000%, 06/01/33	2,500,000	2,838,600
Rhode Island - 2.4%
Tobacco Settlement Financing Corp. Series A 5.000%, 06/01/35	2,000,000	2,162,280
Tobacco Settlement Financing Corp. Series A 5.000%, 06/01/40	2,985,000	3,187,741
Total Rhode Island		5,350,021
Texas - 15.5%
Central Texas Regional Mobility Authority 5.000%, 01/01/40	3,050,000	3,353,505
Central Texas Regional Mobility Authority 5.000%, 01/01/46	3,750,000	4,107,637
Central Texas Turnpike System, Series C 5.000%, 08/15/42	6,915,000	7,481,408

	Principal Amount	Value
Grand Parkway Transportation Corp., 1st Tier Toll Revenue, Series A 5.500%, 04/01/53	$3,960,000	$4,436,903
Grand Parkway Transportation Corp., Tela Supported, Series A 5.000%, 10/01/43	5,000,000	5,775,300
Texas Municipal Gas Acquisition & Supply Corp., Gas Supply Revenue, Senior Lien Series 2008 D 6.250%, 12/15/26	2,005,000	2,335,905
Texas Private Activity Bond Surface Transportation Corp., Senior Lien-Blueridge Transport 5.000%, 12/31/40	2,425,000	2,637,964
Texas Private Activity Bond Surface Transportation Corp., Senior Lien-Blueridge Transport 5.000%, 12/31/45	3,815,000	4,134,430
Total Texas		34,263,052
Virginia - 4.2%
Chesapeake City Expressway Toll Road Revenue, Series 2012 A 5.000%, 07/15/47	3,010,000	3,202,911
Virginia Small Business Financing Authority, Transform 66 P3 Project 5.000%, 12/31/49	2,500,000	2,740,650
Virginia Small Business Financing Authority, Transform 66 P3 Project 5.000%, 12/31/52	3,000,000	3,281,580
Total Virginia		9,225,141
West Virginia - 2.5%
West Virginia Hospital Finance Authority, WV United Health System Obligation 5.500%, 06/01/44	5,000,000	5,521,050
Total Municipal Bonds (Cost $211,581,764)		215,097,506

	Shares
Short-Term Investments - 1.9%
Other Investment Companies - 1.9%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Class Shares, 1.85% [1]	4,132,312	4,132,312
Total Short-Term Investments (Cost $4,132,312)		4,132,312
Total Investments - 99.0% (Cost $215,714,076)		219,229,818
Other Assets, less Liabilities - 1.0%		2,204,809
Net Assets - 100.0%		$221,434,627

The accompanying notes are an integral part of these financial statements.

AMG GW&K Municipal Enhanced Yield Fund

Schedule of Portfolio Investments (continued)

[1]	Yield shown represents the June 30, 2018, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of June 30, 2018:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Bonds†	—	$215,097,506	—	$215,097,506
Short-Term Investments
Other Investment Companies	$4,132,312	—	—	4,132,312

Total Investments in Securities	$4,132,312	$215,097,506	—	$219,229,818

†	All municipal bonds held in the Fund are Level 2 securities. For a detailed breakout of municipal bonds by major classification, please refer to the Fund’s Schedule of Portfolio Investments.

As of June 30, 2018, the Fund had no transfers between levels from the beginning of the reporting period.

The accompanying notes are an integral part of these financial statements.

AMG GW&K Small Cap Core Fund

Fund Snapshots (unaudited)

June 30, 2018

PORTFOLIO BREAKDOWN

% of
Sector	Net Assets
Health Care	17.1
Industrials	16.8
Financials	16.0
Information Technology	14.2
Consumer Discretionary	13.5
Real Estate	5.9
Materials	4.9
Consumer Staples	3.9
Energy	2.9
Utilities	2.4
Short-Term Investments[1]	5.5
Other Assets Less Liabilities[2]	(3.1)

[1]	Includes reinvestment of cash collateral into joint repurchase agreements on security lending transactions.
[2]	Includes repayment of cash collateral on security lending transactions.

TOP TEN HOLDINGS

% of
Security Name	Net Assets
ICU Medical, Inc.	3.1
Grand Canyon Education, Inc.	2.8
HubSpot, Inc.	2.1
LogMeIn, Inc.	2.1
Globus Medical, Inc., Class A	2.1
EPAM Systems, Inc.	2.1
Five Below, Inc.	2.0
Matador Resources Co.	1.9
Texas Roadhouse, Inc.	1.9
Performance Food Group Co.	1.8

Top Ten as a Group	21.9

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

AMG GW&K Small Cap Core Fund

Schedule of Portfolio Investments (unaudited)

June 30, 2018

	Shares	Value
Common Stocks - 97.6%
Consumer Discretionary - 13.5%
Chuy’s Holdings, Inc.*	99,088	$3,042,002
Five Below, Inc.*	116,356	11,369,145
Grand Canyon Education, Inc.*	142,951	15,954,761
Helen of Troy, Ltd.*	39,621	3,900,687
Hibbett Sports, Inc.*	102,466	2,346,471
Installed Building Products, Inc.*	115,918	6,555,163
Lithia Motors, Inc., Class A1	92,361	8,734,580
Oxford Industries, Inc.	67,765	5,623,140
Texas Roadhouse, Inc.	165,651	10,851,797
Tupperware Brands Corp.	70,801	2,919,833
Wolverine World Wide, Inc.	166,961	5,805,234
Total Consumer Discretionary		77,102,813
Consumer Staples - 3.9%
Central Garden & Pet Co.*,1	103,464	4,498,615
Central Garden & Pet Co., Class A*	71,302	2,885,592
Performance Food Group Co.*	283,552	10,406,358
WD-40 Co.	28,807	4,213,024
Total Consumer Staples		22,003,589
Energy - 2.9%
Dril-Quip, Inc.*	55,376	2,846,326
Forum Energy Technologies, Inc.*,1	193,260	2,386,761
Matador Resources Co.*,1	366,150	11,002,808
Total Energy		16,235,895
Financials - 16.0%
Ameris Bancorp.	165,761	8,843,349
AMERISAFE, Inc.	117,910	6,809,303
Cathay General Bancorp	179,529	7,269,129
Cohen & Steers, Inc.	131,658	5,491,455
Glacier Bancorp, Inc.	206,337	7,981,115
IBERIABANK Corp.	66,215	5,019,097
Meridian Bancorp, Inc.	204,061	3,907,768
Pacific Premier Bancorp, Inc.*	209,698	7,999,979
PRA Group, Inc.*,1	134,222	5,174,258
ProAssurance Corp.	69,440	2,461,648
Stifel Financial Corp.	128,948	6,737,533
Texas Capital Bancshares, Inc.*	101,653	9,301,250
United Bankshares, Inc. [1]	150,442	5,476,089
Webster Financial Corp.	134,322	8,556,311
Total Financials		91,028,284
Health Care - 17.1%
Amneal Pharmaceuticals, Inc.*,1	268,239	4,401,802

	Shares	Value
Cambrex Corp.*	107,753	$5,635,482
Cantel Medical Corp.	76,329	7,507,720
Catalent, Inc.*	248,127	10,394,040
Cotiviti Holdings, Inc.*	204,011	9,003,005
Diplomat Pharmacy, Inc.*,1	241,694	6,177,699
Globus Medical, Inc., Class A*	235,870	11,902,000
ICU Medical, Inc.*	59,412	17,446,334
Medidata Solutions, Inc.*	110,491	8,901,155
Syneos Health, Inc.*	197,480	9,261,812
Wright Medical Group, N.V. (Netherlands)*,1	268,734	6,976,335
Total Health Care		97,607,384
Industrials - 16.8%
AAR Corp.	128,633	5,980,148
Alamo Group, Inc.	56,475	5,103,081
Allegiant Travel Co.	36,389	5,056,251
Healthcare Services Group, Inc.[1]	184,447	7,966,266
Heartland Express, Inc.	277,974	5,156,418
ICF International, Inc.	97,702	6,941,727
John Bean Technologies Corp.	50,869	4,522,254
Mobile Mini, Inc.	114,782	5,383,276
Patrick Industries, Inc.*	107,112	6,089,317
Primoris Services Corp.	263,655	7,179,326
RBC Bearings, Inc.*	59,349	7,644,745
Ritchie Bros. Auctioneers, Inc. (Canada)	247,424	8,442,107
Sun Hydraulics Corp.	143,299	6,905,579
Universal Forest Products, Inc.	182,030	6,665,938
US Ecology, Inc.	102,598	6,535,493
Total Industrials		95,571,926
Information Technology - 14.2%
Blackbaud, Inc.	101,031	10,350,626
EPAM Systems, Inc.*	94,611	11,762,986
ExlService Holdings, Inc.*	105,153	5,952,711
HubSpot, Inc.*	97,483	12,224,368
LogMeIn, Inc.	117,025	12,082,831
MACOM Technology Solutions Holdings, Inc.*,1	154,060	3,549,542
Power Integrations, Inc.	88,469	6,462,660
Proofpoint, Inc.*	57,721	6,655,809
Rogers Corp.*	27,171	3,028,480
Silicon Laboratories, Inc.*	86,688	8,634,125
Total Information Technology		80,704,138
Materials - 4.9%
Balchem Corp.	67,575	6,631,810
Compass Minerals International, Inc.[1]	55,513	3,649,980

The accompanying notes are an integral part of these financial statements.

AMG GW&K Small Cap Core Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Materials - 4.9% (continued)
KapStone Paper and Packaging Corp.	82,067	$2,831,311
PolyOne Corp.	223,317	9,651,761
Silgan Holdings, Inc.	198,453	5,324,494
Total Materials		28,089,356
Real Estate - 5.9%
Education Realty Trust, Inc., REIT	203,538	8,446,827
National Health Investors, Inc., REIT	75,157	5,537,568
Pebblebrook Hotel Trust, REIT [1]	173,387	6,727,416
QTS Realty Trust, Inc., Class A, REIT	154,617	6,107,371
STAG Industrial, Inc., REIT	259,592	7,068,690
Total Real Estate		33,887,872
Utilities - 2.4%
IDACORP, Inc.	70,236	6,478,569
NorthWestern Corp.	128,098	7,333,610
Total Utilities		13,812,179
Total Common Stocks (Cost $429,777,879)		556,043,436
	Principal Amount
Short-Term Investments - 5.5%
Joint Repurchase Agreements - 3.1%[2]
Deutsche Bank Securities, Inc., dated 06/29/18, due 07/02/18, 2.120% total to be received $4,179,893 (collateralized by various U.S. Government Agency Obligations, 0.000% -7.250%, 07/27/18 - 09/06/44, totaling $4,262,738)	$4,179,155	4,179,155
NatWest Markets PLC, dated 06/29/18, due 07/02/18, 2.090% total to be received $878,880 (collateralized by various U.S. Treasuries, 2.500% - 6.625%, 05/15/20 -05/15/46, totaling $896,310)	878,727	878,727

*	Non-income producing security.
[1]	Some or all of these securities, amounting to $17,158,974 or 3.0% of net assets, were out on loan to various brokers.
[2]	Collateral received from brokers for securities lending was invested in these joint repurchase agreements.

	Principal Amount	Value
Nomura Securities International, Inc., dated 06/29/18, due 07/02/18, 2.120% total to be received $4,179,893 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 9.000%, 07/15/18 -05/20/68, totaling $4,262,738)	$4,179,155	$4,179,155
RBC Dominion Securities, Inc., dated 06/29/18, due 07/02/18, 2.110% total to be received $4,179,890 (collateralized by various U.S. Treasuries, 3.000% - 7.000%, 11/01/36 -06/01/48, totaling $4,262,738)	4,179,155	4,179,155
State of Wisconsin Investment Board, dated 06/29/18, due 07/02/18, 2.300% total to be received $4,179,956 (collateralized by various U.S. Government Agency Obligations, 0.125% -3.875%, 07/15/19 - 02/15/48, totaling $4,262,769)	4,179,155	4,179,155
Total Joint Repurchase Agreements		17,595,347
	Shares
Other Investment Companies - 2.4%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Class Shares, 1.85%[3]	13,723,120	13,723,120
Total Short-Term Investments (Cost $31,318,467)		31,318,467
Total Investments - 103.1%
(Cost $461,096,346)		587,361,903
Other Assets, less Liabilities - (3.1)%		(17,845,150)
Net Assets - 100.0%		$569,516,753

[3]	Yield shown represents the June 30, 2018, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

REIT Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

AMG GW&K Small Cap Core Fund

Schedule of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of June 30, 2018:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks†	$556,043,436	—	—	$556,043,436
Short-Term Investments
Joint Repurchase Agreements	—	$17,595,347	—	17,595,347
Other Investment Companies	13,723,120	—	—	13,723,120

Total Investments in Securities	$569,766,556	$17,595,347	—	$587,361,903

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund’s Schedule of Portfolio Investments.

As of June 30, 2018, the Fund had no transfers between levels from the beginning of the reporting period.

The accompanying notes are an integral part of these financial statements.

AMG GW&K Small/Mid Cap Fund

Fund Snapshots (unaudited)

June 30, 2018

PORTFOLIO BREAKDOWN

Sector	% of Net Assets
Information Technology	20.0
Industrials	16.6
Financials	14.5
Consumer Discretionary	12.8
Health Care	11.0
Real Estate	8.4
Materials	6.2
Energy	4.3
Utilities	2.0
Consumer Staples	1.4
Short-Term Investments[1]	5.0
Other Assets Less Liabilities[2]	(2.2)

[1]	Includes reinvestment of cash collateral into joint repurchase agreements on security lending transactions.
[2]	Includes repayment of cash collateral on security lending transactions.

TOP TEN HOLDINGS

Security Name	% of Net Assets
MarketAxess Holdings, Inc.	2.4
CoStar Group, Inc.	2.2
Gartner, Inc.	2.2
SVB Financial Group	2.2
Exponent, Inc.	2.2
RPM International, Inc.	2.2
ICU Medical, Inc.	2.1
Burlington Stores, Inc.	2.0
Zebra Technologies Corp., Class A	1.9
West Pharmaceutical Services, Inc.	1.8

Top Ten as a Group	21.2

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

AMG GW&K Small/Mid Cap Fund

Schedule of Portfolio Investments (unaudited)

June 30, 2018

	Shares	Value
Common Stocks - 97.2%
Consumer Discretionary - 12.8%
BJ’s Restaurants, Inc.	26,046	$1,562,760
Burlington Stores, Inc.*	17,050	2,566,536
Carter’s, Inc.	12,290	1,332,113
Cavco Industries, Inc.*	10,138	2,105,156
Dorman Products, Inc.*	20,472	1,398,442
Five Below, Inc.*	21,625	2,112,979
Lithia Motors, Inc., Class A	12,382	1,170,966
The Michaels Cos., Inc.*	49,812	954,896
Polaris Industries, Inc.	14,901	1,820,604
Pool Corp.	8,026	1,215,939
Tupperware Brands Corp.	12,548	517,480
Total Consumer Discretionary		16,757,871
Consumer Staples - 1.4%
PriceSmart, Inc.	20,280	1,835,340
Energy - 4.3%
Callon Petroleum Co.*,1	118,891	1,276,889
Dril-Quip, Inc.*	9,931	510,453
Matador Resources Co.*	49,240	1,479,662
Parsley Energy, Inc., Class A*	33,094	1,002,086
QEP Resources, Inc.*	50,340	617,169
Superior Energy Services, Inc.*	74,040	721,150
Total Energy		5,607,409
Financials - 14.5%
Artisan Partners Asset Management, Inc., Class A	21,672	653,411
BankUnited, Inc.	33,312	1,360,795
Glacier Bancorp, Inc.	31,745	1,227,897
James River Group Holdings, Ltd. (Bermuda)	33,112	1,300,970
MarketAxess Holdings, Inc.	16,057	3,177,038
Pinnacle Financial Partners, Inc.	17,873	1,096,509
ProAssurance Corp.	25,525	904,861
Signature Bank*	14,190	1,814,617
SVB Financial Group*	9,943	2,871,141
Texas Capital Bancshares, Inc.*	15,633	1,430,420
Webster Financial Corp.	26,636	1,696,713
Western Alliance Bancorp*	23,299	1,318,956
Total Financials		18,853,328
Health Care - 11.0%
Acadia Healthcare Co., Inc.*	27,427	1,122,039
Alkermes PLC (Ireland)*	22,534	927,499
Amneal Pharmaceuticals, Inc.*	41,326	678,160
Catalent, Inc.*	43,955	1,841,275

	Shares	Value
ICU Medical, Inc.*	9,193	$2,699,524
K2M Group Holdings, Inc.*	36,170	813,825
Premier, Inc., Class A*	46,328	1,685,413
STERIS PLC (United Kingdom)	21,750	2,283,967
West Pharmaceutical Services, Inc.	23,413	2,324,677
Total Health Care		14,376,379
Industrials - 16.6%
Exponent, Inc.	59,305	2,864,431
Gardner Denver Holdings, Inc.*	53,786	1,580,771
Graco, Inc.	30,844	1,394,766
Hexcel Corp.	21,620	1,435,136
Lincoln Electric Holdings, Inc.	15,626	1,371,338
The Middleby Corp.*,1	9,512	993,243
Nordson Corp.	12,164	1,561,979
RBC Bearings, Inc.*	16,398	2,112,226
Ritchie Bros. Auctioneers, Inc. (Canada)	44,496	1,518,203
Schneider National, Inc., Class B1	52,816	1,452,968
The Toro Co.	36,159	2,178,580
Wabtec Corp. [1]	22,145	2,183,054
WageWorks, Inc.*	21,345	1,067,250
Total Industrials		21,713,945
Information Technology - 20.0%
ANSYS, Inc.*	9,674	1,685,017
Blackbaud, Inc.	13,101	1,342,197
Booz Allen Hamilton Holding Corp.	47,496	2,077,000
Cognex Corp.	44,549	1,987,331
CoStar Group, Inc.*	7,132	2,942,877
Gartner, Inc.*	21,720	2,886,588
LogMeIn, Inc.	15,986	1,650,555
Power Integrations, Inc.	15,060	1,100,133
Rapid7, Inc.*	34,778	981,435
Silicon Laboratories, Inc.*	15,271	1,520,992
SS&C Technologies Holdings, Inc.	37,362	1,939,088
Tyler Technologies, Inc.*	9,089	2,018,667
The Ultimate Software Group, Inc.*	5,659	1,456,117
Zebra Technologies Corp., Class A*	17,628	2,525,211
Total Information Technology		26,113,208
Materials - 6.2%
AptarGroup, Inc.	10,391	970,312
Berry Global Group, Inc.*	30,185	1,386,699
Eagle Materials, Inc.	12,015	1,261,214
Quaker Chemical Corp.	10,487	1,624,122

The accompanying notes are an integral part of these financial statements.

AMG GW&K Small/Mid Cap Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Materials - 6.2% (continued)
RPM International, Inc.	48,963	$2,855,522
Total Materials		8,097,869
Real Estate - 8.4%
American Campus Communities, Inc., REIT	49,656	2,129,249
CoreSite Realty Corp., REIT	12,891	1,428,580
Easterly Government Properties, Inc., REIT	82,101	1,622,316
Mid-America Apartment Communities, Inc., REIT	11,962	1,204,215
Physicians Realty Trust, REIT	84,541	1,347,583
Summit Hotel Properties, Inc., REIT	101,676	1,454,984
Sun Communities, Inc., REIT	18,268	1,788,072
Total Real Estate		10,974,999
Utilities - 2.0%
OGE Energy Corp.	36,418	1,282,278
Portland General Electric Co.	31,022	1,326,500
Total Utilities		2,608,778
Total Common Stocks (Cost $124,985,382)		126,939,126

	Principal Amount
Short-Term Investments - 5.0%
Joint Repurchase Agreements - 1.9%[2]
Jefferies LLC, dated 06/29/18, due 07/02/18, 2.000% total to be received $1,000,167 (collateralized by various U.S. Treasuries, 0.000% - 2.375%, 07/05/18 - 09/09/49, totaling $1,020,000)	$1,000,000	1,000,000

*	Non-income producing security.
[1]	Some or all of these securities, amounting to $2,386,809 or 1.8% of net assets, were out on loan to various brokers.
[2]	Collateral received from brokers for securities lending was invested in these joint repurchase agreements.

	Principal Amount	Value
Nomura Securities International, Inc., dated 06/29/18, due 07/02/18, 2.120% total to be received $1,000,177 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 9.000%, 07/15/18 -05/20/68, totaling $1,020,000)	$1,000,000	$1,000,000
RBC Dominion Securities, Inc., dated 06/29/18, due 07/02/18, 2.110% total to be received $455,867 (collateralized by various U.S. Government Agency Obligations, 3.000% -7.000%, 11/01/36 - 06/01/48, totaling $464,903)	455,787	455,787
Total Joint Repurchase Agreements		2,455,787

	Shares
Other Investment Companies - 3.1%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Class Shares, 1.85%[3]	4,046,636	4,046,636
Total Short-Term Investments (Cost $6,502,423)		6,502,423
Total Investments - 102.2% (Cost $131,487,805)		133,441,549
Other Assets, less Liabilities - (2.2)%		(2,924,494)
Net Assets - 100.0%		$130,517,055

[3]	Yield shown represents the June 30, 2018, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

REIT Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

AMG GW&K Small/Mid Cap Fund

Schedule of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of June 30, 2018:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks†	$126,939,126	—	—	$126,939,126
Short-Term Investments
Joint Repurchase Agreements	—	$2,455,787	—	2,455,787
Other Investment Companies	4,046,636	—	—	4,046,636

Total Investments in Securities	$130,985,762	$2,455,787	—	$133,441,549

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund’s Schedule of Portfolio Investments.

As of June 30, 2018, the Fund had no transfers between levels from the beginning of the reporting period.

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities (unaudited)

June 30, 2018

	AMG GW&K Enhanced Core Bond Fund	AMG GW&K Municipal Bond Fund	AMG GW&K Municipal Enhanced Yield Fund	AMG GW&K Small Cap Core Fund	AMG GW&K Small/Mid Cap Fund
Assets:
Investments at Value* (including securities on loan valued at $161,700, $0, $0, $17,158,974, and $2,386,809, respectively)	$41,841,119	$1,052,085,892	$219,229,818	$587,361,903	$133,441,549
Cash	—	—	293,500	—	—
Dividend, interest and other receivables	414,039	13,277,976	2,084,029	527,579	77,660
Receivable for Fund shares sold	23,882	2,590,737	65,166	329,636	156,589
Receivable from affiliate	11,078	57,416	15,232	—	4,423
Prepaid expenses and other assets	26,738	51,194	29,053	31,713	25,432
Total assets	42,316,856	1,068,063,215	221,716,798	588,250,831	133,705,653
Liabilities:
Payable upon return of securities loaned	167,207	—	—	17,595,347	2,455,787
Payable for investments purchased	50,728	162,303	—	325,506	612,561
Payable for delayed delivery investments purchased	—	11,617,800	—	—	—
Payable for Fund shares repurchased	108,646	1,090,703	101,764	286,212	—
Accrued expenses:
Investment advisory and management fees	10,368	180,529	81,307	334,800	69,815
Administrative fees	5,184	130,003	27,102	71,220	16,111
Distribution fees	5,675	4,887	784	5,378	21
Shareholder service fees	225	44,893	8,811	21,279	3,710
Professional fees	30,641	63,987	31,768	38,343	21,763
Custody fees	14,541	51,023	14,738	23,447	6,973
Trustee fees and expenses	431	10,897	2,205	5,559	1,557
Other	29,198	42,172	13,692	26,987	300
Total liabilities	422,844	13,399,197	282,171	18,734,078	3,188,598
Net Assets	$41,894,012	$1,054,664,018	$221,434,627	$569,516,753	$130,517,055
* Investments at cost	$43,103,484	$1,065,059,401	$215,714,076	$461,096,346	$131,487,805

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities (continued)

	AMG GW&K Enhanced Core Bond Fund	AMG GW&K Municipal Bond Fund	AMG GW&K Municipal Enhanced Yield Fund	AMG GW&K Small Cap Core Fund	AMG GW&K Small/Mid Cap Fund
Net Assets Represent:
Paid- in capital	$47,605,136	$1,069,804,965	$217,966,350	$396,214,843	$126,910,236
Undistributed net investment income	20,113	64,824	30,268	246,639	138,392
Accumulated net realized gain (loss) from investments	(4,468,872)	(2,232,262)	(77,733)	46,789,714	1,514,683
Net unrealized appreciation/depreciation of investments	(1,262,365)	(12,973,509)	3,515,742	126,265,557	1,953,744
Net Assets	$41,894,012	$1,054,664,018	$221,434,627	$569,516,753	$130,517,055
Class N:
Net Assets	$14,519,402	$20,490,909	$3,719,238	$25,400,744	$101,582
Shares outstanding	1,533,071	1,802,599	377,870	862,665	8,665
Net asset value, offering and redemption price per share	$9.47	$11.37	$9.84	$29.44	$11.72
Class I:
Net Assets	$5,817,514	$1,034,173,109	$217,607,368	$443,838,767	$46,054,005
Shares outstanding	612,097	90,500,152	22,117,294	14,852,287	3,926,695
Net asset value, offering and redemption price per share	$9.50	$11.43	$9.84	$29.88	$11.73
Class C:
Net assets per class	$3,184,139	—	—	—	—
Shares outstanding	336,409	—	—	—	—
Net asset value, offering and redemption price per share	$9.47	—	—	—	—
Class Z:
Net Assets	$18,372,957	—	$108,021	$100,277,242	$84,361,468
Shares outstanding	1,934,136	—	10,978	3,354,072	7,186,029
Net asset value, offering and redemption price per share	$9.50	—	$9.84	$29.90	$11.74

The accompanying notes are an integral part of these financial statements.

Statement of Operations (unaudited)

For the six months ended June 30, 2018

	AMG GW&K Enhanced Core Bond Fund	AMG GW&K Municipal Bond Fund	AMG GW&K Municipal Enhanced Yield Fund	AMG GW&K Small Cap Core Fund	AMG GW&K Small/Mid Cap Fund
Investment Income:
Dividend income	$7,294	$123,572	$43,625	$2,828,701	$637,132
Interest income	680,405	11,362,163	4,054,209	1,067	—
Securities lending income	889	—	—	33,151	4,634
Foreign withholding tax	—	—	—	(11,650)	(2,267)
Total investment income	688,588	11,485,735	4,097,834	2,851,269	639,499
Expenses:
Investment advisory and management fees	65,814	1,100,910	495,709	1,911,704	368,831
Administrative fees	32,907	793,140	165,236	409,651	85,115
Distribution fees - Class N	19,041	32,855	6,026	31,445	108
Distribution fees - Class C	18,943	—	—	—	—
Shareholder servicing fees - Class N	—	14,907	3,616	16,437	—
Shareholder servicing fees - Class I	1,328	257,809	50,616	104,092	17,847
Registration fees	30,721	43,694	34,128	41,142	29,236
Professional fees	24,822	49,079	24,710	29,280	18,222
Custodian fees	10,125	39,678	11,424	17,096	7,673
Reports to shareholders	9,361	28,485	6,860	21,909	1,727
Transfer agent fees	2,001	12,471	2,379	10,103	667
Trustee fees and expenses	1,472	33,462	7,148	16,791	2,680
Miscellaneous	2,161	11,590	3,451	6,129	2,120
Total expenses before offsets	218,696	2,418,080	811,303	2,615,779	534,226
Expense reimbursements	(74,082)	(314,726)	(101,115)	(5,900)	(33,119)
Expense reductions	—	—	—	(5,249)	—
Fee waivers	—	(51,562)	—	—	—
Net expenses	144,614	2,051,792	710,188	2,604,630	501,107
Net investment income	543,974	9,433,943	3,387,646	246,639	138,392
Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments	(140,458)	(2,542,909)	442,682	35,790,005	1,544,109
Net change in unrealized appreciation/depreciation on investments	(1,496,087)	(19,299,337)	(4,441,013)	(7,829,248)	163,435
Net realized and unrealized gain (loss)	(1,636,545)	(21,842,246)	(3,998,331)	27,960,757	1,707,544
Net increase (decrease) in net assets resulting from operations	$(1,092,571)	$(12,408,303)	$(610,685)	$28,207,396	$1,845,936

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

For the six months ended June 30, 2018 (unaudited) and the fiscal year ended December 31, 2017

	AMG GW&K Enhanced Core Bond Fund		AMG GW&K Municipal Bond Fund
	June 30, 2018	December 31, 2017[1]	June 30, 2018	December 31, 2017[1]
Increase (Decrease) in Net Assets Resulting From Operations:
Net investment income	$543,974	$1,455,617	$9,433,943	$16,341,250
Net realized gain (loss) on investments	(140,458)	261,715	(2,542,909)	2,781,551
Net change in unrealized appreciation/depreciation on investments	(1,496,087)	1,012,966	(19,299,337)	27,347,353
Net increase (decrease) in net assets resulting from operations	(1,092,571)	2,730,298	(12,408,303)	46,470,154
Distributions to Shareholders:
From net investment income:
Class N	(177,890)	(365,057)	(184,433)	(424,272)
Class S2	—	—	—	(1,030,308)
Class I	(69,258)	(449,908)	(9,184,686)	(14,934,133)
Class C	(28,676)	(86,218)	—	—
Class Z	(248,037)	(563,837)	—	—
From net realized gain on investments:
Class N	—	—	—	(28,908)
Class I	—	—	—	(1,027,689)
Total distributions to shareholders	(523,861)	(1,465,020)	(9,369,119)	(17,445,310)
Capital Share Transactions:[3]
Net increase (decrease) from capital share transactions	(5,213,232)	(65,807,448)	1,529,733	122,965,822
Total increase (decrease) in net assets	(6,829,664)	(64,542,170)	(20,247,689)	151,990,666
Net Assets:
Beginning of period	48,723,676	113,265,846	1,074,911,707	922,921,041
End of period	$41,894,012	$48,723,676	$1,054,664,018	$1,074,911,707

End of period undistributed net investment income	$20,113	—	$64,824	—

[1]	Effective February 27, 2017, the Funds’ share classes were renamed as described in Note 1 of the Notes to the Financial Statements.
[2]	Effective June 23, 2017, Class S shares were converted into Class I shares.
[3]	See Note 1(g) of the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets (continued)

For the six months ended June 30, 2018 (unaudited) and the fiscal year ended December 31, 2017

	AMG GW&K Municipal Enhanced Yield Fund		AMG GW&K Small Cap Core Fund		AMG GW&K Small/Mid Cap Fund
	June 30, 2018	December 31, 2017[1]	June 30, 2018	December 31, 2017[1]	June 30, 2018	December 31, 2017[1]
Increase (Decrease) in Net Assets Resulting From Operations:
Net investment income	$3,387,646	$6,945,956	$246,639	$1,044,956	$138,392	$36,766
Net realized gain on investments	442,682	1,907,278	35,790,005	39,398,970	1,544,109	416,050
Net change in unrealized appreciation/depreciation on investments	(4,441,013)	12,463,029	(7,829,248)	52,180,026	163,435	1,558,779
Net increase (decrease) in net assets resulting from operations	(610,685)	21,316,263	28,207,396	92,623,952	1,845,936	2,011,595
Distributions to Shareholders:
From net investment income:
Class N	(62,804)	(234,480)	—	—	—	—
Class S2	—	(193,559)	—	—	—	—
Class I	(3,292,926)	(6,539,305)	—	(817,532)	—	(26,217)
Class Z	(1,648)	(2,693)	—	(263,165)	—	(10,595)
From net realized gain on investments:
Class N	—	—	—	(1,290,786)	—	(144)
Class I	—	—	—	(20,845,694)	—	(294,502)
Class Z	—	—	—	(5,500,223)	—	(92,029)
Total distributions to shareholders	(3,357,378)	(6,970,037)	—	(28,717,400)	—	(423,487)
Capital Share Transactions:[3]
Net increase (decrease) from capital share transactions	(10,171,169)	5,434,557	4,964,415	51,017,083	97,414,946	27,436,973
Total increase (decrease) in net assets	(14,139,232)	19,780,783	33,171,811	114,923,635	99,260,882	29,025,081
Net Assets:
Beginning of period	235,573,859	215,793,076	536,344,942	421,421,307	31,256,173	2,231,092
End of period	$221,434,627	$235,573,859	$569,516,753	$536,344,942	$130,517,055	$31,256,173
End of period undistributed net investment income	$30,268	—	$246,639	—	$138,392	—

[1]	Effective February 27, 2017, the Funds’ share classes were renamed as described in Note 1 of the Notes to the Financial Statements.
[2]	Effective June 23, 2017, Class S shares were converted into Class I shares.
[3]	See Note 1(g) of the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

AMG GW&K Enhanced Core Bond Fund

Financial Highlights

For a share outstanding throughout each fiscal period

	For the six months ended June 30, 2018 (unaudited)

		For the fiscal years ended December 31,
Class N		2017	2016 [1]	2015	2014	2013
Net Asset Value, Beginning of Period	$9.81	$9.67	$9.58	$10.22	$9.96	$11.24
Income (loss) from Investment Operations:
Net investment income[2,3]	0.11	0.21	0.22	0.29	0.29	0.24
Net realized and unrealized gain (loss) on investments	(0.34)	0.15	0.09	(0.64)	0.26	(0.21)
Total income (loss) from investment operations	(0.23)	0.36	0.31	(0.35)	0.55	0.03
Less Distributions to Shareholders from:
Net investment income	(0.11)	(0.22)	(0.22)	(0.29)	(0.29)	(0.26)
Net realized gain on investments	—	—	—	—	—	(1.05)
Total distributions to shareholders	(0.11)	(0.22)	(0.22)	(0.29)	(0.29)	(1.31)
Net Asset Value, End of Period	$9.47	$9.81	$9.67	$9.58	$10.22	$9.96
Total Return[3]	(2.34)%[4,5]	3.76%[5]	3.26%	(3.51)%	5.58%[5]	0.29%[5]
Ratio of net expenses to average net assets	0.73%[6]	0.75%	0.84%	0.84%	0.84%	0.86%[7]
Ratio of gross expenses to average net assets[8]	1.07%[6]	1.04%	1.05%	1.07%	1.09%	1.08%[7]
Ratio of net investment income to average net assets[3]	2.41%[6]	2.19%	2.27%	2.87%	2.82%	2.14%[7]
Portfolio turnover	16%[4]	39%	88%	57%	22%	43%
Net assets end of period (000’s) omitted	$14,519	$16,027	$16,115	$20,203	$27,444	$32,009

AMG GW&K Enhanced Core Bond Fund

Financial Highlights

For a share outstanding throughout each fiscal period

	For the six months ended June 30, 2018 (unaudited)

		For the fiscal years ended December 31,
Class I		2017 [9]	2016 [1]	2015	2014	2013
Net Asset Value, Beginning of Period	$9.85	$9.70	$9.62	$10.26	$9.99	$11.28
Income (loss) from Investment Operations:
Net investment income[2,3]	0.12	0.23	0.24	0.30	0.31	0.26
Net realized and unrealized gain (loss) on investments	(0.35)	0.16	0.08	(0.63)	0.27	(0.22)
Total income (loss) from investment operations	(0.23)	0.39	0.32	(0.33)	0.58	0.04
Less Distributions to Shareholders from:
Net investment income	(0.12)	(0.24)	(0.24)	(0.31)	(0.31)	(0.28)
Net realized gain on investments	—	—	—	—	—	(1.05)
Total distributions to shareholders	(0.12)	(0.24)	(0.24)	(0.31)	(0.31)	(1.33)
Net Asset Value, End of Period	$9.50	$9.85	$9.70	$9.62	$10.26	$9.99
Total Return[3,5]	(2.33)%[4]	4.03%	3.31%	(3.30)%	5.84%	0.41%
Ratio of net expenses to average net assets	0.53%[6]	0.61%	0.69%	0.67%	0.65%	0.69%[7]
Ratio of gross expenses to average net assets[8]	0.87%[6]	0.90%	0.90%	0.90%	0.90%	0.91%[7]
Ratio of net investment income to average net assets[3]	2.61%[6]	2.32%	2.39%	2.96%	3.00%	2.31%[7]
Portfolio turnover	16%[4]	39%	88%	57%	22%	43%
Net assets end of period (000’s) omitted	$5,818	$6,864	$37,952	$7,463	$2,480	$1,563

AMG GW&K Enhanced Core Bond Fund

Financial Highlights

For a share outstanding throughout each fiscal period

	For the six months ended June 30, 2018	For the fiscal year ended December 31,

Class C	(unaudited)	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$9.81	$9.66	$9.57	$10.20	$9.94	$11.22
Income (loss) from Investment Operations:
Net investment income[2,3]	0.08	0.14	0.15	0.21	0.21	0.15
Net realized and unrealized gain (loss) on investments	(0.35)	0.16	0.08	(0.63)	0.26	(0.20)
Total income (loss) from investment operations	(0.27)	0.30	0.23	(0.42)	0.47	(0.05)
Less Distributions to Shareholders from:
Net investment income	(0.07)	(0.15)	(0.14)	(0.21)	(0.21)	(0.18)
Net realized gain on investments	—	—	—	—	—	(1.05)
Total distributions to shareholders	(0.07)	(0.15)	(0.14)	(0.21)	(0.21)	(1.23)
Net Asset Value, End of Period	$9.47	$9.81	$9.66	$9.57	$10.20	$9.94
Total Return[3]	(2.71)%[4,5]	3.08%[5]	2.40%[5]	(4.15)%	4.79%[5]	(0.50)%
Ratio of net expenses to average net assets	1.48%[6]	1.50%	1.59%	1.59%	1.59%	1.61%[7]
Ratio of gross expenses to average net assets[8]	1.82%[6]	1.79%	1.80%	1.82%	1.84%	1.83%[7]
Ratio of net investment income to average net assets[3]	1.66%[6]	1.43%	1.53%	2.12%	2.07%	1.38%[7]
Portfolio turnover	16%[4]	39%	88%	57%	22%	43%

Net assets end of period (000’s) omitted	$3,184	$4,561	$7,842	$11,031	$15,927	$20,793

AMG GW&K Enhanced Core Bond Fund

Financial Highlights

For a share outstanding throughout each fiscal period

	For the six months ended June 30, 2018	For the fiscal year ended December 31,
Class Z	(unaudited)	2017[9]	2016[1]	2015	2014	2013
Net Asset Value, Beginning of Period	$9.84	$9.70	$9.61	$10.25	$9.99	$11.28
Income (loss) from Investment Operations:
Net investment income[2,3]	0.13	0.24	0.25	0.31	0.31	0.27
Net realized and unrealized gain (loss) on investments	(0.35)	0.15	0.09	(0.63)	0.27	(0.22)
Total income (loss) from investment operations	(0.22)	0.39	0.34	(0.32)	0.58	0.05
Less Distributions to Shareholders from:
Net investment income	(0.12)	(0.25)	(0.25)	(0.32)	(0.32)	(0.29)
Net realized gain on investments	—	—	—	—	—	(1.05)
Total distributions to shareholders	(0.12)	(0.25)	(0.25)	(0.32)	(0.32)	(1.34)
Net Asset Value, End of Period	$9.50	$9.84	$9.70	$9.61	$10.25	$9.99
Total Return[3]	(2.21)%[4,5]	4.01%[5]	3.52%	(3.15)%[5]	5.85%[5]	0.46%[5]
Ratio of net expenses to average net assets	0.48%[6]	0.50%	0.59%	0.59%	0.59%	0.61%[7]
Ratio of gross expenses to average net assets[8]	0.82%[6]	0.79%	0.80%	0.82%	0.84%	0.83%[7]
Ratio of net investment income to average net assets[3]	2.66%[6]	2.43%	2.51%	3.10%	3.05%	2.39%[7]
Portfolio turnover	16%[4]	39%	88%	57%	22%	43%
Net assets end of period (000’s) omitted	$18,373	$21,271	$51,357	$47,402	$41,968	$59,182

[1]	Effective October 1, 2016, the Investor Class, Service Class and Institutional Class were renamed Class N, Class S and Class I, respectively.
[2]	Per share numbers have been calculated using average shares.
[3]	Total returns and net investment income would have been lower had certain expenses not been offset.
[4]	Not annualized.
[5]	The total return is calculated using the published Net Asset Value as of period end.
[6]	Annualized.
[7]	Includes non-routine extraordinary expenses amounting to 0.021%, 0.016%, 0.021% and 0.020% of average net assets for the Class N, Class I, Class C and Class Z, respectively.
[8]

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)

[9]	Effective February 27, 2017, Class I shares were renamed Class Z and Class S shares were renamed Class I.

AMG GW&K Municipal Bond Fund

Financial Highlights

For a share outstanding throughout each fiscal period

	For the six months ended June 30, 2018	For the fiscal years ended December 31,
Class N	(unaudited)	2017	2016[1]	2015	2014	2013
Net Asset Value, Beginning of Period	$11.60	$11.25	$11.70	$11.61	$11.02	$11.52
Income (loss) from Investment Operations:
Net investment income[2,3]	0.08	0.15	0.13	0.15	0.18	0.18
Net realized and unrealized gain (loss) on investments	(0.23)	0.36	(0.25)	0.24	0.63	(0.47)
Total income (loss) from investment operations	(0.15)	0.51	(0.12)	0.39	0.81	(0.29)
Less Distributions to Shareholders from:
Net investment income	(0.08)	(0.15)	(0.12)	(0.15)	(0.18)	(0.17)
Net realized gain on investments	—	(0.01)	(0.21)	(0.15)	(0.04)	(0.04)
Total distributions to shareholders	(0.08)	(0.16)	(0.33)	(0.30)	(0.22)	(0.21)
Net Asset Value, End of Period	$11.37	$11.60	$11.25	$11.70	$11.61	$11.02
Total Return[3]	(1.27)%[4,5]	4.58%[5]	(1.05)%[5]	3.36%[5]	7.39%[5]	(2.51)%
Ratio of net expenses to average net assets	0.70%[6]	0.71%	0.71%	0.82%	0.80%	0.81%[7]
Ratio of gross expenses to average net assets[8]	0.76%[6]	0.78%	0.95%	1.13%	1.12%	1.17%[7]
Ratio of net investment income to average net assets[3]	1.48%[6]	1.31%	1.08%	1.28%	1.55%	1.56%[7]
Portfolio turnover	16%[4]	27%	66%	78%	31%	28%
Net assets end of period (000’s) omitted	$20,491	$29,513	$31,406	$27,362	$23,572	$28,655

AMG GW&K Municipal Bond Fund

Financial Highlights

For a share outstanding throughout each fiscal period

	For the six months ended June 30, 2018	For the fiscal years ended December 31,
Class I	(unaudited)	2017[9]	2016[1]	2015	2014	2013
Net Asset Value, Beginning of Period	$11.66	$11.31	$11.77	$11.67	$11.08	$11.58
Income (loss) from Investment Operations:
Net investment income[2,3]	0.10	0.19	0.17	0.21	0.23	0.23
Net realized and unrealized gain (loss) on investments	(0.23)	0.36	(0.25)	0.24	0.63	(0.47)
Total income (loss) from investment operations	(0.13)	0.55	(0.08)	0.45	0.86	(0.24)
Less Distributions to Shareholders from:
Net investment income	(0.10)	(0.19)	(0.17)	(0.20)	(0.23)	(0.22)
Net realized gain on investments	—	(0.01)	(0.21)	(0.15)	(0.04)	(0.04)
Total distributions to shareholders	(0.10)	(0.20)	(0.38)	(0.35)	(0.27)	(0.26)
Net Asset Value, End of Period	$11.43	$11.66	$11.31	$11.77	$11.67	$11.08
Total Return[3,5]	(1.10)%[4]	4.90%	(0.70)%	3.94%	7.80%	(2.02)%
Ratio of net expenses to average net assets	0.38%[6]	0.37%	0.34%	0.34%	0.34%	0.36%[7]
Ratio of gross expenses to average net assets[8]	0.45%[6]	0.45%	0.58%	0.65%	0.66%	0.72%[7]
Ratio of net investment income to average net assets[3]	1.79%[6]	1.64%	1.45%	1.76%	2.00%	2.01%[7]
Portfolio turnover	16%[4]	27%	66%	78%	31%	28%
Net assets end of period (000’s) omitted	$1,034,173	$1,045,399	$728,365	$655,760	$393,581	$204,711

[1]	Effective October 1, 2016, the Investor Class, Service Class and Institutional Class were renamed Class N, Class S and Class I, respectively.
[2]	Per share numbers have been calculated using average shares.
[3]	Total returns and net investment income would have been lower had certain expenses not been offset.
[4]	Not annualized.
[5]	The total return is calculated using the published Net Asset Value as of period end.
[6]	Annualized.
[7]	Includes non-routine extraordinary expenses amounting to 0.021% and 0.020% of average net assets for the Class N and Class I, respectively.
[8]

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)

[9]	Effective June 23, 2017, Class S shares were converted to Class I shares.

AMG GW&K Municipal Enhanced Yield Fund

Financial Highlights

For a share outstanding throughout each fiscal period

	For the six months ended June 30, 2018	For the fiscal years ended December 31,
Class N	(unaudited)	2017	2016[1]	2015	2014	2013
Net Asset Value, Beginning of Period	$10.02	$9.40	$10.08	$10.16	$8.98	$10.24
Income (loss) from Investment Operations:
Net investment income[2,3]	0.13	0.26	0.25	0.30	0.34	0.35
Net realized and unrealized gain (loss) on investments	(0.18)	0.62	(0.23)	0.05	1.18	(1.18)
Total income (loss) from investment operations	(0.05)	0.88	0.02	0.35	1.52	(0.83)
Less Distributions to Shareholders from:
Net investment income	(0.13)	(0.26)	(0.25)	(0.30)	(0.34)	(0.36)
Net realized gain on investments	—	—	(0.45)	(0.13)	—	(0.07)
Total distributions to shareholders	(0.13)	(0.26)	(0.70)	(0.43)	(0.34)	(0.43)
Net Asset Value, End of Period	$9.84	$10.02	$9.40	$10.08	$10.16	$8.98
Total Return[3]	(0.47)%[4,5]	9.51%	0.10%[5]	3.57%[5]	17.14%[5]	(8.27)%
Ratio of net expenses to average net assets	0.99%[6]	1.01%	1.14%	1.07%	1.00%	1.12%[7]
Ratio of gross expenses to average net assets[8]	1.08%[6]	1.11%	1.30%	1.25%	1.19%	1.30%[7]
Ratio of net investment income to average net assets[3]	2.73%[6]	2.67%	2.38%	2.98%	3.46%	3.58%[7]
Portfolio turnover	42%[4]	67%	172%	120%	83%	52%
Net assets end of period (000’s) omitted	$3,719	$8,828	$4,184	$5,500	$8,507	$8,030

AMG GW&K Municipal Enhanced Yield Fund

Financial Highlights

For a share outstanding throughout each fiscal period

	For the six
	months ended June 30, 2018	For the fiscal years ended December 31,
Class I	(unaudited)	2017[9]	2016[1]	2015	2014	2013
Net Asset Value, Beginning of Period	$10.01	$9.40	$10.07	$10.14	$8.97	$10.22
Income (loss) from Investment Operations:
Net investment income[2,3]	0.15	0.30	0.30	0.34	0.37	0.39
Net realized and unrealized gain (loss) on investments	(0.17)	0.61	(0.22)	0.07	1.17	(1.17)
Total income (loss) from investment operations	(0.02)	0.91	0.08	0.41	1.54	(0.78)
Less Distributions to Shareholders from:
Net investment income	(0.15)	(0.30)	(0.30)	(0.35)	(0.37)	(0.40)
Net realized gain on investments	—	—	(0.45)	(0.13)	—	(0.07)
Total distributions to shareholders	(0.15)	(0.30)	(0.75)	(0.48)	(0.37)	(0.47)
Net Asset Value, End of Period	$9.84	$10.01	$9.40	$10.07	$10.14	$8.97
Total Return[3,5]	(0.19)%[4]	9.79%	0.70%	4.15%	17.45%	(7.80)%
Ratio of net expenses to average net assets	0.64%[6]	0.64%	0.64%	0.64%	0.64%	0.66%[7]
Ratio of gross expenses to average net assets[8]	0.73%[6]	0.74%	0.80%	0.82%	0.83%	0.84%[7]
Ratio of net investment income to average net assets[3]	3.08%[6]	3.05%	2.89%	3.42%	3.83%	4.08%[7]
Portfolio turnover	42%[4]	67%	172%	120%	83%	52%
Net assets end of period (000’s) omitted	$217,607	$226,638	$195,193	$212,057	$226,284	$201,161

AMG GW&K Municipal Enhanced Yield Fund

Financial Highlights

For a share outstanding throughout each fiscal period

	For the six	For the fiscal
	months ended June 30, 2018	period ended December 31,
Class Z	(unaudited)	2017[10]
Net Asset Value, Beginning of Period	$10.01	$9.49
Income (loss) from Investment Operations:
Net investment income[2,3]	0.15	0.25
Net realized and unrealized gain (loss) on investments	(0.17)	0.52
Total income (loss) from investment operations	(0.02)	0.77
Less Distributions to Shareholders from:
Net investment income	(0.15)	(0.25)
Total distributions to shareholders	(0.15)	(0.25)
Net Asset Value, End of Period	$9.84	$10.01
Total Return[3,5]	(0.17)%[4]	8.23%[4]
Ratio of net expenses to average net assets	0.59%[6]	0.59%[6]
Ratio of gross expenses to average net assets[8]	0.68%[6]	0.69%[6]
Ratio of net investment income to average net assets[3]	3.13%[6]	3.07%[6]
Portfolio turnover	42%[4]	67%
Net assets end of period (000’s) omitted	$108	$108

[1]	Effective October 1, 2016, the Investor Class, Service Class and Institutional Class were renamed Class N, Class S and Class I, respectively.
[2]	Per share numbers have been calculated using average shares.
[3]	Total returns and net investment income would have been lower had certain expenses not been offset.
[4]	Not annualized.
[5]	The total return is calculated using the published Net Asset Value as of period end.
[6]	Annualized.
[7]	Includes non-routine extraordinary expenses amounting to 0.024% and 0.023% of average net assets for the Class N and Class I, respectively.
[8]

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)

[9]	Effective June 23, 2017, Class S shares were converted to Class I shares.
[10]	Commencement of operations was on February 27, 2017.

AMG GW&K Small Cap Core Fund

Financial Highlights

For a share outstanding throughout each fiscal period

	For the six
	months ended June 30, 2018	For the fiscal years ended December 31,
Class N	(unaudited)	2017	2016[1]	2015	2014	2013
Net Asset Value, Beginning of Period	$28.04	$24.57	$21.80	$23.39	$24.34	$17.72
Income (loss) from Investment Operations:
Net investment income (loss)[2,3]	(0.03)	(0.06)[4]	0.00 [5,6]	(0.06)[7]	(0.07)[8]	(0.07)[9]
Net realized and unrealized gain (loss) on investments	1.43	5.06	3.81	(0.64)	0.46	7.56
Total income (loss) from investment operations	1.40	5.00	3.81	(0.70)	0.39	7.49
Less Distributions to Shareholders from:
Net realized gain on investments	—	(1.53)	(1.04)	(0.89)	(1.34)	(0.87)
Total distributions to shareholders	—	(1.53)	(1.04)	(0.89)	(1.34)	(0.87)
Net Asset Value, End of Period	$29.44	$28.04	$24.57	$21.80	$23.39	$24.34
Total Return[3,10]	4.99%[11]	20.32%	17.44%	(3.02)%	1.53%	42.26%
Ratio of net expenses to average net assets[12]	1.28%[13]	1.32%	1.33%	1.35%	1.42%	1.37%[14]
Ratio of gross expenses to average net assets[15]	1.28%[13]	1.33%	1.42%	1.46%	1.53%	1.50%[14]
Ratio of net investment income (loss) to average net assets[3]	(0.24)%[13]	(0.21)%	0.01%	(0.24)%	(0.28)%	(0.32)%[14]
Portfolio turnover	12%[11]	23%	19%	16%	26%	19%
Net assets end of period (000’s) omitted	$25,401	$24,989	$35,760	$35,691	$37,995	$69,992

AMG GW&K Small Cap Core Fund

Financial Highlights

For a share outstanding throughout each fiscal period

	For the six
	months ended June 30, 2018	For the fiscal years ended December 31,
Class I	(unaudited)	2017[16]	2016[1]	2015	2014	2013
Net Asset Value, Beginning of Period	$28.42	$24.84	$22.04	$23.61	$24.49	$17.76
Income (loss) from Investment Operations:
Net investment income[2,3]	0.01	0.07 [4]	0.10 [6]	0.04 [7]	0.07 [8]	0.02 [9]
Net realized and unrealized gain (loss) on investments	1.45	5.10	3.86	(0.65)	0.44	7.58
Total income (loss) from investment operations	1.46	5.17	3.96	(0.61)	0.51	7.60
Less Distributions to Shareholders from:
Net investment income	—	(0.06)	(0.10)	(0.05)	(0.04)	—
Net realized gain on investments	—	(1.53)	(1.06)	(0.91)	(1.35)	(0.87)
Total distributions to shareholders	—	(1.59)	(1.16)	(0.96)	(1.39)	(0.87)
Net Asset Value, End of Period	$29.88	$28.42	$24.84	$22.04	$23.61	$24.49
Total Return[3]	5.14%[10,11]	20.79%[10]	17.90%[10]	(2.63)%[10]	2.04%[10]	42.81%
Ratio of net expenses to average net assets[12]	0.95%[13]	0.95%	0.94%	0.95%	0.95%	0.97%[14]
Ratio of gross expenses to average net assets[15]	0.95%[13]	0.96%	1.03%	1.06%	1.07%	1.10%[14]
Ratio of net investment income to average net assets[3]	0.09%[13]	0.24%	0.43%	0.17%	0.30%	0.07%[14]
Portfolio turnover	12%[11]	23%	19%	16%	26%	19%
Net assets end of period (000’s) omitted	$443,839	$403,309	$367,972	$302,381	$291,301	$168,854

AMG GW&K Small Cap Core Fund

Financial Highlights

For a share outstanding throughout each fiscal period

	For the six months ended June 30, 2018	For the fiscal period ended December 31,
Class Z	(unaudited)	2017[17]
Net Asset Value, Beginning of Period	$28.42	$26.13
Income from Investment Operations:
Net investment income[2,3]	0.02	0.14 [4]
Net realized and unrealized gain on investments	1.46	3.75
Total income from investment operations	1.48	3.89
Less Distributions to Shareholders from:
Net investment income	—	(0.07)
Net realized gain on investments	—	(1.53)
Total distributions to shareholders	—	(1.60)
Net Asset Value, End of Period	$29.90	$28.42
Total Return[3,10]	5.21%[11]	14.87%[11]
Ratio of net expenses to average net assets[12]	0.90%[13]	0.90%[13]
Ratio of gross expenses to average net assets[15]	0.90%[13]	0.91%[13]
Ratio of net investment income to average net assets[3]	0.14%[13]	0.56%[13]
Portfolio turnover	12%[11]	23%
Net assets end of period (000’s) omitted	$100,277	$108,047

[1]	Effective October 1, 2016, the Investor Class, Service Class and Institutional Class were renamed Class N, Class S and Class I, respectively.
[2]	Per share numbers have been calculated using average shares.
[3]	Total returns and net investment income would have been lower had certain expenses not been offset.
[4]	Includes non-recurring dividends. Without these dividends, net investment income per share would have been $(0.12), $0.01, and $0.09 for Class N, Class I and Class Z shares, respectively.
[5]	Less than $0.005 per share.
[6]	Includes non-recurring dividends. Without these dividends, net investment income per share would have been $(0.06) and $0.04 for Class N and Class I, respectively.
[7]	Includes non-recurring dividends. Without these dividends, net investment income per share would have been $(0.05) and $0.05 for the Class N, and Class l, respectively.
[8]	Includes non-recurring dividends. Without these dividends, net investment income per share would have been $(0.11) and $0.03 for Class N, and Class l shares, respectively.
[9]	Includes non-recurring dividends. Without these dividends, net investment income per share would have been $(0.09) and $0.00 for the Class N, and Class l respectively.
[10]	The total return is calculated using the published Net Asset Value as of period end.
[11]	Not annualized.
[12]	Includes reduction from broker recapture amounting to less than 0.01% for the six months ended June 30, 2018 and period ended December 31, 2017.
[13]	Annualized.
[14]	Includes non-routine extraordinary expenses amounting to 0.015% and 0.018% of average net assets for the Class N and Class I, respectively.
[15]

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)

[16]	Effective June 23, 2017, Class S shares were converted to Class I shares.
[17]	Commencement of operations was on February 27, 2017.

AMG GW&K Small/Mid Cap Fund

Financial Highlights

For a share outstanding throughout each fiscal period

	For the six months ended June 30, 2018	For the fiscal period ended December 31,
Class N	(unaudited)	2017[1]
Net Asset Value, Beginning of Period	$11.15	$10.35
Income from Investment Operations:
Net investment income[2,3]	0.00 [4]	0.01 [5]
Net realized and unrealized gain on investments	0.57	0.94
Total income from investment operations	0.57	0.95
Less Distributions to Shareholders from:
Net realized gain on investments	—	(0.15)
Total distributions to shareholders	—	(0.15)
Net Asset Value, End of Period	$11.72	$11.15
Total Return[3,6]	5.11%[7]	9.17%[7]
Ratio of net expenses to average net assets[8]	1.10%[9]	1.10%[9]
Ratio of gross expenses to average net assets[10]	1.16%[9]	1.71%[9]
Ratio of net investment income to average net assets[3]	0.03%[9]	0.12%[9]
Portfolio turnover	39%[7]	38%
Net assets end of period (000’s) omitted	$102	$11

AMG GW&K Small/Mid Cap Fund

Financial Highlights

For a share outstanding throughout each fiscal period

	For the six			For the fiscal
	months ended June 30, 2018	For the fiscal years ended December 31,		period ended December 31,
Class I	(unaudited)	2017	2016[11]	2015[12]
Net Asset Value, Beginning of Period	$11.15	$9.80	$8.95	$10.00
Income (loss) from Investment Operations:
Net investment income (loss)[2,3]	0.01	0.03 [5]	(0.03)	(0.02)
Net realized and unrealized gain (loss) on investments	0.57	1.48	0.89	(1.03)
Total income (loss) from investment operations	0.58	1.51	0.86	(1.05)
Less Distributions to Shareholders from:
Net investment income	—	(0.01)	(0.01)	—
Net realized gain on investments	—	(0.15)	—	—
Total distributions to shareholders	—	(0.16)	(0.01)	—
Net Asset Value, End of Period	$11.73	$11.15	$9.80	$8.95
Total Return[3]	5.20%[6,7]	15.44%[6]	9.55%	(10.50)%[6,7]
Ratio of net expenses to average net assets[8]	0.95%[9]	0.94%	0.95%	0.95%[9]
Ratio of gross expenses to average net assets[10]	1.01%[9]	1.62%	4.60%	11.39%[9]
Ratio of net investment income (loss) to average net assets[3]	0.18%[9]	0.26%	(0.38)%	(0.39)%[9]
Portfolio turnover	39%[7]	38%	48%	41%[7]
Net assets end of period (000’s) omitted	$46,054	$24,266	$2	$1

AMG GW&K Small/Mid Cap Fund

Financial Highlights

For a share outstanding throughout each fiscal period

	For the six months ended June 30, 2018	For the fiscal period ended December 31,
Class Z	(unaudited)	2017[1]
Net Asset Value, Beginning of Period	$11.15	$10.35
Income from Investment Operations:
Net investment income[2,3]	0.02	0.03 [5]
Net realized and unrealized gain on investments	0.57	0.94
Total income from investment operations	0.59	0.97
Less Distributions to Shareholders from:
Net investment income	—	(0.02)
Net realized gain on investments	—	(0.15)
Total distributions to shareholders	—	(0.17)
Net Asset Value, End of Period	$11.74	$11.15
Total Return[3,6]	5.29%[7]	9.34%[7]
Ratio of net expenses to average net assets[8]	0.85%[9]	0.85%[9]
Ratio of gross expenses to average net assets[10]	0.91%[9]	1.46%[9]
Ratio of net investment income to average net assets[3]	0.28%[9]	0.37%[9]
Portfolio turnover	39%[7]	38%
Net assets end of period (000’s) omitted	$84,361	$6,980

[1]	Commencement of operations was on February 27, 2017.
[2]	Per share numbers have been calculated using average shares.
[3]	Total returns and net investment income would have been lower had certain expenses not been offset.
[4]	Less than $0.005 per share.
[5]	Includes non-recurring dividends. Without these dividends, net investment income per class would have been $(0.01), $0.00, and $0.01 for Class N, Class I and Class Z, respectively.
[6]	The total return is calculated using the published Net Asset Value as of period end.
[7]	Not annualized.
[8]	Includes reduction from broker recapture amounting to less than 0.01% for the fiscal year ended December 31, 2017.
[9]	Annualized.
[10]

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)

[11]	Effective October 1, 2016, Institutional Class was renamed Class I.
[12]	Commencement of operations was on June 30, 2015.

Notes to Financial Statements (unaudited)

June 30, 2018

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

AMG Funds and AMG Funds II (the “Trusts”) are open-end management investment companies, organized as Massachusetts business trusts, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Currently, the Trusts consist of a number of different funds, each having distinct investment management objectives, strategies, risks, and policies. Included in this report are AMG Funds: AMG GW&K Municipal Bond Fund (“Municipal Bond”), AMG GW&K Municipal Enhanced Yield Fund (“Municipal Enhanced”), AMG GW&K Small Cap Core Fund (“Small Cap Core”) and AMG GW&K Small/Mid Cap Fund (“Small/Mid Cap”) and AMG Funds II: AMG GW&K Enhanced Core Bond Fund (“Enhanced Core Bond”), each a “Fund” and collectively, the “Funds.”

Each Fund offers different classes of shares, which, effective February 27, 2017, were renamed. Enhanced Core Bond Class I shares were renamed Class Z and Class S shares were renamed Class I; Municipal Enhanced Yield and Small Cap Core added Class Z shares and Small/Mid Cap added Class N and Class Z shares. Effective June 23, 2017, Municipal Bond, Municipal Enhanced Yield and Small Cap Core Class S shares were converted to Class I shares. Additionally, Enhanced Core Bond offers Class C shares. Each class represents an interest in the same assets of the respective Fund. Although all share classes generally have identical voting rights, each share class votes separately when required by law. Different share classes may have different net asset values per share to the extent the share classes pay different distribution amounts and/or the expenses of such share classes differ. Each share class has its own expense structure. Please refer to a current prospectus for additional information on each share class.

Effective February 27, 2017, the Small/Mid Cap Principal Investment Strategies changed from a small cap growth investment strategy to one that primarily invests in common stock and preferred stock of U.S. small- and mid-capitalization companies with either growth- or value- oriented characteristics.

Class C shares of Enhanced Core Bond were closed to all new investors and will no longer be available for purchase by existing shareholders. Shareholders who redeem Class C shares of the Fund will not be subject to the deferred sales charges because they have been closed for longer than one year as described in the prospectus. Small Cap Core was closed to new investors. Please refer to Enhanced Core Bond’s and Small Cap Core’s current prospectus for additional information.

The Funds’ financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including accounting and reporting guidance pursuant to Accounting Standards Codification Topic 946 applicable to investment companies. U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements:

a. VALUATION OF INVESTMENTS

Equity securities traded on a national securities exchange or reported on the NASDAQ national market system (“NMS”) are valued at the last quoted sales price on the primary exchange or, if applicable, the NASDAQ official closing price or the official closing price of the relevant exchange or, lacking any sales, at the last quoted bid price or the mean between the last quoted bid and ask prices (the “exchange mean price”). Equity securities traded in the over-the-counter market (other than NMS securities) are valued at the exchange mean price. Foreign equity securities (securities principally traded in markets other than U.S. markets) are valued at the official closing price on the primary exchange or, for markets that either do not offer an official closing price or where the official closing price may not be representative of the overall market, the last quoted sale price.

Fixed income securities purchased with a remaining maturity exceeding 60 days are valued at the evaluated bid price or the mean price provided by an authorized pricing service or, if an evaluated price is not available, by reference to other securities which are considered comparable in credit rating, interest rate, due date and other features (generally referred to as “matrix pricing”) or other similar pricing methodologies. Investments in certain mortgage-backed and stripped mortgage-backed securities, preferred stocks, convertible securities, derivatives and other debt securities not traded on an organized securities market are valued on the basis of valuations provided by dealers or by a pricing service which uses information with respect to transactions in such securities and various relationships between such securities and yield to maturity in determining value.

Fixed income securities purchased with a remaining maturity of 60 days or less are valued at amortized cost, provided that the amortized cost value is approximately the same as the fair value of the security valued without the use of amortized cost. Investments in other open-end regulated investment companies are valued at their end of day net asset value per share.

The Funds’ portfolio investments are generally valued based on independent market quotations or prices or, if none, “evaluative” or other market based valuations provided by third party pricing services approved by the Board of Trustees of the Trust (the “Board”). Under certain circumstances, the value of certain Fund portfolio investments may be based on an evaluation of fair value, pursuant to procedures established by and under the general supervision of the Board. The Valuation Committee, which is comprised of the Independent Trustees of the Board, and the Pricing Committee, which is comprised of representatives from AMG Funds LLC (the “Investment Manager”) are the committees appointed by the Board to make fair value determinations. Each Fund may use the fair value of a portfolio investment to calculate its net asset value (“NAV”) in the event that the market quotation, price or market based valuation for the portfolio investment is not readily available or otherwise not determinable pursuant to the Board’s valuation procedures, if the Investment Manager or the Pricing Committee believes the quotation, price or market based valuation to be unreliable, or in certain other circumstances. When determining the fair value of an investment, the Pricing Committee and, if required under the Trusts’ securities valuation procedures, the Valuation Committee, seeks to determine the price that the Fund might reasonably expect to receive from current sale of that portfolio investment in an arms-length transaction. Fair value determinations shall be based upon consideration of all available facts and information, including, but not limited to (i) attributes specific to the investment; (ii) fundamental and analytical data relating to the investment; and (iii) the value of other comparable securities or relevant financial instruments, including derivative securities, traded on other markets or among dealers.

The values assigned to fair value portfolio investments are based on available information and do not necessarily represent amounts that might ultimately be realized in the future, since such amounts depend on future developments inherent in long-term investments. Because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. The Board will be presented with a quarterly report

Notes to Financial Statements (continued)

showing as of the most recent quarter end, all outstanding securities fair valued by the Fund, including a comparison with the prior quarter end and the percentage of the Fund that the security represents at each quarter end.

With respect to foreign equity securities and certain foreign fixed income securities, the Board has adopted a policy that securities held in a Fund that can be fair valued by the applicable fair value pricing service are fair valued on each business day provided that each individual price exceeds a pre-established confidence level.

U.S. GAAP defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, fair valued securities with observable inputs)

Level 3 – inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments may not necessarily be an indication of the risk associated with investing in those investments. Transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period.

b. SECURITY TRANSACTIONS

Security transactions are accounted for as of trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

c. INVESTMENT INCOME AND EXPENSES

Dividend income is recorded on the ex-dividend date. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Dividend and interest income on foreign securities is recorded gross of any withholding tax. Non-cash dividends included in dividend income, if any, are reported at the fair market value of the securities received. Upon notification from issuers, distributions received from a real estate investment trust (“REIT”) may be redesignated as a reduction of cost of investments and/or realized gain. Other income and expenses are recorded on an accrual basis. Expenses that cannot be directly attributed to a Fund are apportioned among the funds in the Trusts and other trusts within the AMG Funds family of mutual funds (collectively the “AMG Funds Family”) based upon their relative average net assets or number of shareholders. Investment income, realized and unrealized capital gains and losses, the common expenses of each Fund, and certain fund level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund.

Small Cap Core had certain portfolio trades directed to various brokers under a brokerage recapture program. Credits received from the brokerage recapture program are earned and paid on a monthly basis, and are recorded as expense offsets, which serve to reduce the Fund’s overall expense ratio. For the six months ended June 30, 2018, the amount of broker recapture was $5,249, which reduced the Fund’s expense ratio by less than 0.005%.

d. DIVIDENDS AND DISTRIBUTIONS

Fund distributions resulting from either net investment income or realized net capital gains, if any, will normally be declared and paid at least annually in December. Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined in accordance with federal income tax regulations, which may differ from net investment income and net realized capital gains for financial statement purposes (U.S. GAAP). Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital. Temporary differences arise when certain items of income, expense and gain or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Permanent differences are primarily due to current year redesignation of dividends paid by the fund. Temporary differences are primarily due to differences between book and tax treatment of losses for excise tax purposes and wash sales.

At June 30, 2018, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The approximate cost of investments and the aggregate gross unrealized appreciation and depreciation were as follows:

Fund	Cost	Appreciation	Depreciation	Net
Enhanced Core Bond	$43,103,484	$54,874	$(1,317,239)	$(1,262,365)
Municipal Bond	1,065,059,401	3,938,309	(16,911,818)	(12,973,509)
Municipal Enhanced	215,714,076	4,741,101	(1,225,359)	3,515,742
Small Cap Core	461,096,346	150,971,456	(24,705,899)	126,265,557
Small/Mid Cap	131,487,805	8,438,105	(6,484,361)	1,953,744

e. FEDERAL TAXES

Each Fund currently qualifies as an investment company and intends to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986,

Notes to Financial Statements (continued)

as amended, and to distribute substantially all of its taxable income and gains to its shareholders and to meet certain diversification and income requirements with respect to investment companies. Therefore, no provision for federal income or excise tax is included in the accompanying financial statements.

Additionally, based on each Fund’s understanding of the tax rules and rates related to income, gains and transactions for the foreign jurisdictions in which it invests, each Fund will provide for foreign taxes, and where appropriate, deferred foreign taxes.

Management has analyzed the Funds’ tax positions taken on federal income tax returns as of December 31, 2017, and for all open tax years (generally, the three prior taxable years), and has concluded that no provision for federal income tax is required in the Funds’ financial statements. Additionally, Management is not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Net capital losses incurred may be carried forward for an unlimited time period, and retain their tax character as either short-term or long-term capital losses.

f. CAPITAL LOSS CARRYOVERS AND DEFERRALS

As of December 31, 2017, the following Funds had accumulated net realized capital loss carryovers from securities transactions for federal income tax purposes as shown in the following chart. These amounts may be used to offset future realized capital gains, if any, for an unlimited time period.

	Capital Loss
	Carryover Amounts
Fund	Short-Term	Long-Term
Enhanced Core Bond	$1,599,857	$2,728,373
Municipal Enhanced	273,380	—

As of December 31, 2017, Municipal Bond, Small Cap Core and Small/Mid Cap had no accumulated net realized capital loss carryovers from securities transactions for federal income tax purposes. Should the Funds incur net capital losses for the year ending December 31, 2018, such amounts may be used to offset future realized capital gains, for an unlimited time period.

g. CAPITAL STOCK

The Trusts’ Declaration of Trust authorizes for each Fund the issuance of an unlimited number of shares of beneficial interest, without par value. Each Fund records sales and repurchases of its capital stock on the trade date.

For the six months ended June 30, 2018 (unaudited) and the fiscal year ended December 31, 2017, the capital stock transactions by class for the Funds were as follows:

		Enhanced Core Bond				Municipal Bond
	June 30, 2018		December 31, 2017		June 30, 2018		December 31, 2017
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Class N:
Proceeds from sale of shares	295,309	$2,823,410	545,254	$5,338,004	1,118,672	$12,872,571	1,383,931	$15,924,408
Reinvestment of distributions	13,376	127,757	25,331	247,785	16,081	182,549	37,952	438,882
Cost of shares repurchased	(408,752)	(3,901,941)	(604,413)	(5,915,824)	(1,876,931)	(21,482,564)	(1,667,771)	(19,328,676)

Net decrease	(100,067)	$(950,774)	(33,828)	$(330,035)	(742,178)	$(8,427,444)	(245,888)	$(2,965,386)

Class S:
Proceeds from sale of shares	—	—	—	—	—	—	3,078,878	$35,271,698
Reinvestment of distributions	—	—	—	—	—	—	53,728	615,132
Cost of shares repurchased	—	—	—	—	—	—	(3,952,625)	(45,334,584)
Share Conversion	—	—	—	—	—	—	(13,649,760)	(160,111,684)

Net decrease	—	—	—	—	—	—	(14,469,779)	$(169,559,438)

Class I:
Proceeds from sale of shares	257,321	$2,486,142	499,155	$4,874,509	19,403,090	$222,055,112	34,230,051	$396,585,461
Reinvestment of distributions	5,229	50,065	44,098	430,918	601,306	6,864,720	1,264,901	14,708,302
Cost of shares repurchased	(347,304)	(3,389,705)	(3,757,375)	(36,918,527)	(19,173,579)	(218,962,655)	(23,820,377)	(275,914,801)
Share Conversion	—	—	—	—	—	—	13,603,372	160,111,684

Net increase (decrease)	(84,754)	$(853,498)	(3,214,122)	$(31,613,100)	830,817	$9,957,177	25,277,947	$295,490,646

Notes to Financial Statements (continued)

		Enhanced Core Bond				Municipal Bond
	June 30, 2018		December 31, 2017		June 30, 2018		December 31, 2017
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Class C:
Proceeds from sale of shares	338	$3,240	1,278	$12,466	—	—	—	—
Reinvestment of distributions	2,476	23,632	6,466	63,151	—	—	—	—
Cost of shares repurchased	(131,439)	(1,254,032)	(354,502)	(3,456,425)	—	—	—	—

Net decrease	(128,625)	$(1,227,160)	(346,758)	$(3,380,808)	—	—	—	—

Class Z:
Proceeds from sale of shares	71,027	$684,512	420,620	$4,105,961	—	—	—	—
Reinvestment of distributions	16,716	160,305	55,590	545,034	—	—	—	—
Cost of shares repurchased	(314,526)	(3,026,617)	(3,611,083)	(35,134,500)	—	—	—	—

Net decrease	(226,783)	$(2,181,800)	(3,134,873)	$(30,483,505)	—	—	—	—

		Municipal Enhanced				Small Cap Core
	June 30, 2018		December 31, 2017		June 30, 2018		December 31, 2017
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Class N:
Proceeds from sale of shares	51,143	$507,035	854,262	$8,245,287	67,632	$1,929,922	164,219	$4,353,577
Reinvestment of distributions	6,363	62,362	24,014	234,148	—	—	43,445	1,224,282
Cost of shares repurchased	(560,986)	(5,492,909)	(441,848)	(4,333,836)	(96,024)	(2,749,193)	(771,984)	(20,688,735)

Net increase (decrease)	(503,480)	$(4,923,512)	436,428	$4,145,599	(28,392)	$(819,271)	(564,320)	$(15,110,876)

Class S:
Proceeds from sale of shares	—	—	319,509	$3,059,584	—	—	14,465	$373,459
Reinvestment of distributions	—	—	20,245	193,539	—	—	—	—
Cost of shares repurchased	—	—	(891,675)	(8,586,630)	—	—	(67,690)	(1,761,714)
Share Conversion	—	—	(1,192,488)	(11,722,161)	—	—	(660,652)	(17,976,373)

Net decrease	—	—	(1,744,409)	$(17,055,668)	—	—	(713,877)	$(19,364,628)

Class I:
Proceeds from sale of shares	1,759,259	$17,261,593	5,135,104	$49,798,634	1,602,358	$46,546,230	4,400,525	$118,884,418
Reinvestment of distributions	164,446	1,609,434	334,730	3,259,308	—	—	708,864	20,238,054
Cost of shares repurchased	(2,452,391)	(24,120,332)	(4,794,481)	(46,538,170)	(943,435)	(27,453,876)	(6,389,413)	(183,987,173)
Share Conversion	—	—	1,194,920	11,722,161	—	—	658,716	17,976,373

Net increase (decrease)	(528,686)	$(5,249,305)	1,870,273	$18,241,933	658,923	$19,092,354	(621,308)	$(26,888,328)

Class Z:[1]
Proceeds from sale of shares	—	—	10,535	$100,000	71,955	$2,075,340	4,253,757	$125,555,645
Reinvestment of distributions	168	$1,648	275	2,693	—	—	201,870	5,763,389
Cost of shares repurchased	—	—	—	—	(519,494)	(15,384,008)	(654,016)	(18,938,119)

Net increase (decrease)	168	$1,648	10,810	$102,693	(447,539)	$(13,308,668)	3,801,611	$112,380,915

Notes to Financial Statements (continued)

		Small/Mid Cap
	June 30, 2018		December 31, 2017
	Shares	Amount	Shares	Amount
Class N:[1]
Proceeds from sale of shares	7,686	$90,000	966	$10,000
Reinvestment of distributions	—	—	13	144

Net increase	7,686	$90,000	979	$10,144

Class I:
Proceeds from sale of shares	1,833,750	$20,929,168	1,961,796	$20,991,750
Reinvestment of distributions	—	—	28,697	320,262
Cost of shares repurchased	(83,624)	(959,212)	(41,659)	(452,348)

Net increase	1,750,126	$19,969,956	1,948,834	$20,859,664

Class Z:[1]
Proceeds from sale of shares	8,481,867	$98,918,636	618,470	$6,484,063
Reinvestment of distributions	—	—	9,195	102,624
Cost of shares repurchased	(1,921,638)	(21,563,646)	(1,865)	(19,522)

Net increase	6,560,229	$77,354,990	625,800	$6,567,165

[1]	Commencement of operations was on February 27, 2017.

At June 30, 2018, certain unaffiliated shareholders of record, individually or collectively held greater than 10% of the net assets of the Funds as follows: Small/Mid Cap - one owns 62%. Transactions by this shareholder may have a material impact on the Fund.

h. REPURCHASE AGREEMENTS AND JOINT REPURCHASE AGREEMENTS

The Funds may enter into third-party repurchase agreements for temporary cash management purposes and third-party or bilateral joint repurchase agreements for reinvestment of cash collateral on securities lending transactions under the securities lending program offered by The Bank of New York Mellon (“BNYM”) (the “Program”) (collectively, “Repurchase Agreements”). The value of the underlying collateral, including accrued interest, must equal or exceed the value of the Repurchase Agreements during the term of the agreement. For joint repurchase agreements, the Funds participate on a pro rata basis with other clients of BNYM in its share of the underlying collateral under such joint repurchase agreements and in its share of proceeds from any repurchase or other disposition of the underlying collateral. The underlying collateral for all Repurchase Agreements is held in safekeeping by the Funds’ custodian or at the Federal Reserve Bank. If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings commence with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited. Pursuant to the Program, the Funds are indemnified for such losses by BNYM on joint repurchase agreements.

At June 30, 2018, the market value of Repurchase Agreements outstanding for Enhanced Core, Small Cap Core and Small/Mid Cap were $167,207, $17,595,347 and $2,455,787, respectively.

i. DELAYED DELIVERY TRANSACTIONS AND WHEN-ISSUED SECURITIES

The Funds may enter into securities transactions on a delayed delivery or when issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked to market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Funds’ Schedules of Portfolio Investments. With respect to purchase commitments, the Funds identify securities as segregated in their records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.

2. AGREEMENTS AND TRANSACTIONS WITH AFFILIATES

For each of the Funds, the Trusts have entered into an investment advisory agreement under which the Investment Manager, a subsidiary and the U.S. retail distribution arm of Affiliated Managers Group, Inc. (“AMG”), serves as investment manager to the Funds and is responsible for the Funds’ overall administration and operations. The Investment Manager selects one or more subadvisers for the Funds (subject to Board approval) and monitors each subadviser’s investment performance, security holdings and investment strategies. Each Fund’s investment portfolio is managed by GW&K Investment Management, LLC, (“GW&K”) who serves pursuant to a subadvisory agreement with the Investment Manager. AMG indirectly owns a majority interest in GW&K.

Investment management fees are paid directly by the Funds to the Investment Manager based on average daily net assets. For the six months ended June 30,

Notes to Financial Statements (continued)

2018, the Funds’ investment management fees were paid at the following annual rate of each Fund’s respective average daily net assets:

Enhanced Core Bond*	0.30%
Municipal Bond
on first $25 million	0.35%
on next $25 million	0.30%
on next $50 million	0.25%
on balance over $100 million	0.20%
Municipal Enhanced*	0.45%
Small Cap Core*	0.70%
Small/Mid Cap*	0.65%

*

Prior to February 27, 2017, the annual rate for the investment management fees were 0.45%, 0.50%, 0.75% and 0.75% of the average daily net assets for Enhanced Core Bond, Municipal Enhanced, Small Cap Core and Small/Mid Cap, respectively.

The Investment Manager has contractually agreed, through at least May 1, 2019, to waive management fees and/or reimburse fund expenses in order to limit total annual Fund operating expenses after fee waiver and expense reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, acquired fund fees and expenses and extraordinary expenses) of Enhanced Core Bond, Municipal Bond, Municipal Enhanced, Small Cap Core and Small/Mid Cap to 0.48%, 0.34%, 0.59%, 0.90% and 0.85%, respectively, of each Fund’s average daily net assets subject to later reimbursement by the Funds in certain circumstances. Prior to February 27, 2017, the expense cap was 0.59%, 0.64%, 0.95% and 0.95% of the average daily net assets for Enhanced Core Bond, Municipal Enhanced, Small Cap Core and Small/Mid Cap, respectively. There was no change to the expense cap for Municipal Bond.

The contractual expense limitation may only be terminated in the event the Investment Manager or a successor ceases to be the investment manager of the Fund or a successor fund, by mutual agreement between the Investment Manager and the Board, or in the event of the Fund’s liquidation unless the Fund is reorganized or is a party to a merger in which the surviving entity is successor to the accounting and performance information of the Fund.

In general, for a period of up to 36 months, the Investment Manager may recover from each Fund fees waived and expenses paid pursuant to this contractual agreement, provided that such repayment would not cause the Fund’s total annual operating expenses after fee waiver and expense reimbursements (exclusive of the items noted in the parenthetical above) to exceed the contractual expense limitation amount.

At June 30, 2018, the Funds’ expiration of recoupment is as follows:

Expiration
Period	Enhanced Core Bond	Municipal Bond
Less than 1 year	$209,871	$2,563,791
Within 2 years	257,711	1,265,508
Within 3 years	154,337	695,243

Total Amount Subject to Recoupment	$621,919	$4,524,542

Expiration
Period	Municipal Enhanced	Small Cap Core
Less than 1 year	$211,246	$411,452
Within 2 years	235,140	144,121
Within 3 years	220,699	39,836

Total Amount Subject to Recoupment	$667,085	$595,409

Expiration
Period		Small/Mid Cap
Less than 1 year		$74,870
Within 2 years		62,899
Within 3 years		87,127

Total Amount Subject to Recoupment		$224,896

The Trusts, on behalf of the Funds, have entered into an amended and restated Administration Agreement under which the Investment Manager serves as the Funds’ administrator (the “Administrator”) and is responsible for all non-portfolio management aspects of managing the Funds’ operations, including administration and shareholder services to each Fund. Each Fund pays a fee to the Administrator at the rate of 0.15% per annum of the Fund’s average daily net assets for this service.

The Funds are distributed by AMG Distributors, Inc. (the “Distributor”), a wholly-owned subsidiary of the Investment Manager. The Distributor serves as the distributor and underwriter for each Fund and is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). Shares of each Fund will be continuously offered and will be sold directly to prospective purchasers and through brokers, dealers or other financial intermediaries who have executed selling agreements with the Distributor. Generally the Distributor bears all or a portion of the expenses of providing services pursuant to the distribution agreement, including the payment of the expenses relating to the distribution of prospectuses for sales purposes and any advertising or sales literature.

The Trusts have adopted a distribution and service plan (the “Plan”) with respect to the Class N shares of each Fund and Class C shares of Enhanced Core Bond, in accordance with the requirements of Rule 12b-1 under the 1940 Act and the requirements of the applicable rules of FINRA regarding asset based sales charges. Pursuant to the Plan, each Fund may make payments to the Distributor for its expenditures in financing any activity primarily intended to result in the sale of each Fund’s Class N shares and Enhanced Core Bond Class C shares and for maintenance and personal service provided to existing shareholders of that class. The Plan authorizes payments to the Distributor up to 0.25% and 1.00% annually of each Fund’s average daily net assets attributable to the Class N shares and Enhanced Core Bond Class C shares, respectively. The portion of payments made under the plan by Class N shares of each Fund and Class C shares of Enhanced Core Bond for shareholder servicing may not exceed an annual rate of 0.25% of the average daily net asset value of each Fund’s shares of that class owned by clients of such broker, dealer or financial intermediary.

For Enhanced Core Bond’s Class I shares and for each of the Class N and Class I shares of Municipal Bond, Municipal Enhanced and Small Cap Core, the Board has approved reimbursement payments to the Investment Manager for shareholder

Notes to Financial Statements (continued)

servicing expenses (“shareholder servicing fees”) incurred. Shareholder servicing fees include payments to financial intermediaries, such as broker-dealers (including fund supermarket platforms), banks, and trust companies who provide shareholder recordkeeping, account servicing and other services. Class N and Class I shares may reimburse the Investment Manager for the actual amount incurred up to a maximum annual rate of each Class’s average daily net assets as shown in the table below. The Investment Manager has voluntarily agreed, through at least May 1, 2019, to waive 0.01% of the shareholder servicing fees authorized to be paid by Class I shares of Municipal Bond.

The impact on the annualized expense ratios for the six months ended June 30, 2018, were as follows:

	Maximum Annual	Actual
	Amount	Amount
Fund	Approved	Incurred
Enhanced Core Bond
Class I	0.10%	0.05%
Municipal Bond
Class N	0.15%	0.11%
Class I*	0.05%	0.05%
Municipal Enhanced
Class N**	0.15%	0.15%
Class I*	0.05%	0.05%
Small Cap Core
Class N**	0.15%	0.13%
Class I*	0.05%	0.05%
Small/Mid Cap
Class N	0.15%	—
Class I*	0.10%	0.10%

*	Prior to February 27, 2017, Class I shares did not incur shareholder servicing fees.
**	Effective February 27, 2017, the maximum annual rate was decreased to 0.15% from 0.25%.

The Board provides supervision of the affairs of the Trust and other trusts within the AMG Funds family. The Trustees of the Trust who are not affiliated with the Investment Manager receive an annual retainer and per meeting fees for regular, special and telephonic meetings, and they are reimbursed for out-of-pocket expenses incurred while carrying out their duties as Board members. The Chairman of the Board and the Audit Committee Chair receive additional annual retainers. Certain Trustees and Officers of the Funds are Officers and/or Directors of the Investment Manager, AMG and/or the Distributor.

The Securities and Exchange Commission (the “SEC”) granted an exemptive order that permits the Funds to lend and borrow money for certain temporary purposes directly to and from other eligible funds in the AMG Funds family. Participation in this interfund lending program is voluntary for both the borrowing and lending funds, and an interfund loan is only made if it benefits each participating fund. The Administrator manages the program according to procedures approved by the Board, and the Board monitors the operation of the program. An interfund loan must comply with certain conditions set out in the exemptive order, which are designed to assure fairness and protect all participating funds. For the six months ended June 30, 2018, Municipal Enhanced lent a maximum of $2,900,150 for 1 days earning interest of $209, and Small Cap Core lent a maximum of $3,763,830 for 4 days earning interest in the amount of $1,067. The interest income amount is included in the Statement of Operations as interest income. Small/Mid Cap borrowed a maximum of $5,032,190 for 3 days paying interest of $833. The interest expense amount is included in the Statement of Operations as miscellaneous expense. For the year ended June 30, 2018, Enchanced Core Bond and Municipal Bond neither lent to nor borrowed from other Funds in the AMG Funds family. At June 30, 2018, the Funds had no interfund loans outstanding.

3. PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities (excluding short-term securities and U.S. Government Obligations) for the six months ended June 30, 2018, were as follows:

	Long Term Securities
Fund	Purchases	Sales
Enhanced Core Bond	$5,652,759	$7,949,061
Municipal Bond	186,090,113	171,395,587
Municipal Enhanced	90,687,793	99,920,766
Small Cap Core	65,312,172	67,198,814
Small/Mid Cap	138,416,178	41,930,160

	U.S. Government Obligations
Fund	Purchases	Sales
Enhanced Core Bond	$1,067,070	$2,714,117

4. PORTFOLIO SECURITIES LOANED

The Funds participate in the Program providing for the lending of securities to qualified brokers. Securities lending income includes earnings of such temporary cash investments, plus or minus any rebate to a borrower. These earnings (after any rebate) are then divided between BNYM, as a fee for its services under the Program, and the Funds, according to agreed-upon rates. Collateral on all securities loaned is accepted in cash and is maintained at a minimum level of 102% (105% in the case of certain foreign securities) of the market value, plus interest, if applicable, of investments on loan. It is the Funds’ policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Funds if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Under the terms of the Program, the Funds are indemnified for such losses by BNYM. Cash collateral is held in a separate omnibus account managed by BNYM, who is authorized to exclusively enter into joint repurchase agreements. BNYM bears the risk of any deficiency in the amount of the cash collateral available for return to the borrower due to any loss on the collateral invested.

The value of securities loaned on positions held and cash collateral received at June 30, 2018, were as follows:

Notes to Financial Statements (continued)

		Cash
	Securities	Collateral
Fund	Loaned	Received
Enhanced Core Bond	$161,700	$167,207
Small Cap Core	17,158,974	17,595,347
Small/Mid Cap	2,386,809	2,455,787

5. COMMITMENTS AND CONTINGENCIES

Under the Trusts’ organizational documents, its trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Trusts. In addition, in the normal course of business, the Funds may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the

Funds under these arrangements is unknown, as this would involve future claims that may be made against a Fund that have not yet occurred. However, based on experience, the Funds had no prior claims or losses and expect the risks of loss to be remote.

6. MASTER NETTING AGREEMENTS

The Funds may enter into master netting agreements with their counterparties for the securities lending program and Repurchase Agreements, which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to master netting agreements in the Statement of Assets and Liabilities. For securities lending transactions, see Note 4.

The following table is a summary of the Funds’ open Repurchase Agreements that are subject to a master netting agreement as of June 30, 2018:

		Gross Amount Not Offset in the
		Statement of Assets and Liabilities
	Net Amounts of Assets	Financial
	Presented in the Statement	Instruments	Cash Collateral
Fund	of Assets and Liabilities	Collateral	Received	Net Amount
Enhanced Core Bond
Cantor Fitzgerald Securities, Inc.	$167,207	$167,207	—	—

Small Cap Core
Deutsche Bank Securities, Inc.	$4,179,155	$4,179,155	—	—
NatWest Markets PLC	878,727	878,727	—	—
Nomura Securities International, Inc.	4,179,155	4,179,155	—	—
RBC Dominion Securities, Inc.	4,179,155	4,179,155	—	—
State of Wisconsin Investment Board	4,179,155	4,179,155	—	—

Totals	$17,595,347	$17,595,347	—	—

Small/Mid Cap
Jefferies LLC	$1,000,000	$1,000,000	—	—
Nomura Securities International, Inc.	1,000,000	1,000,000	—	—
RBC Dominion Securities, Inc.	455,787	455,787	—	—

Totals	$2,455,787	$2,455,787	—	—

7. SUBSEQUENT EVENTS

The Funds have determined that no material events or transactions occurred through the issuance date of the Funds’ financial statements, which require an additional disclosure in or adjustment of the Funds’ financial statements.

Annual Renewal of Investment Management and Subadvisory Agreements

At an in-person meeting held on June 27-28, 2018, the Board of Trustees (the “Board” or the “Trustees”) of each of AMG Funds and AMG Funds II (each, a “Trust” and collectively, the “Trusts”), and separately a majority of the Trustees who are not “interested persons” of the Trusts (the “Independent Trustees”), approved (i) the Investment Management Agreement, as amended pursuant to letter agreements at any time prior to the date of the meeting, with AMG Funds LLC (the “Investment Manager”) and each Trust for each of AMG GW&K Small Cap Core Fund, AMG GW&K Small/Mid Cap Fund, AMG GW&K Municipal Enhanced Yield Fund, AMG GW&K Municipal Bond Fund and AMG GW&K Enhanced Core Bond Fund (each, a “Fund,” and collectively, the “Funds”) and separately each of Amendment No. 1, Amendment No. 2 dated July 1, 2015, and Amendment No. 3 dated October 1, 2016, to the Investment Management Agreement with AMG Funds II and separately each of Amendment No. 1 dated July 1, 2015, and Amendment No. 2 dated October 1, 2016, to the Investment Management Agreement with AMG Funds (collectively, the “Investment Management Agreement”) and (ii) the Subadvisory Agreements, as amended at any time prior to the date of the meeting, with the Subadviser for each Fund (collectively, the “Subadvisory Agreements”). The Independent Trustees were separately represented by independent legal counsel in connection with their consideration of the approval of these agreements. In considering the Investment Management Agreement and the Subadvisory Agreements, the Trustees reviewed a variety of materials relating to each Fund, the Investment Manager and the Subadviser, including comparative performance, fee and expense information for an appropriate peer group of similar mutual funds for each Fund (each, a “Peer Group”), performance information for the relevant benchmark index for each Fund (each, a “Fund Benchmark”) and other information provided to them on a periodic basis throughout the year, as well as information provided in connection with the meetings of June

27-28, 2018, regarding the nature, extent and quality of services provided by the Investment Manager and the Subadviser under their respective agreements and other relevant matters. Prior to voting, the Independent Trustees: (a) reviewed the foregoing information with their independent legal counsel; (b) received materials from their independent legal counsel discussing the legal standards applicable to their consideration of the Investment Management and Subadvisory Agreements; and (c) met with their independent legal counsel in private sessions at which no representatives of management were present.

NATURE, EXTENT AND QUALITY OF SERVICES.

In considering the nature, extent and quality of the services provided by the Investment Manager, the Trustees reviewed information relating to the Investment Manager’s operations and personnel. Among other things, the Investment Manager provided financial information, biographical information on its supervisory and professional staff and descriptions of its organizational and management structure. The Trustees also took into account information provided periodically throughout the previous year by the Investment Manager in Board meetings relating to the performance of its duties with respect to the Funds and the Trustees’ knowledge of the Investment Manager’s management and the quality of the performance of the Investment Manager’s duties under the Investment Management Agreement and Administration Agreement. In the course of their deliberations regarding the Investment Manager, the Trustees evaluated, among other things: (a) the extent and quality of the Investment Manager’s oversight of the operation and management of the Funds; (b) the quality of the Investment Manager’s oversight of the performance by the Subadviser of its portfolio management duties; (c) the Investment Manager’s ability to supervise the Funds’ other service providers; and (d) the Investment Manager’s compliance program. The Trustees also took into account that, in performing its functions under the Investment Management Agreements and supervising the Subadviser, the Investment Manager: performs periodic detailed analyses and reviews of the performance by the Subadviser of its obligations to each Fund, including without limitation, analysis and review of portfolio and other compliance matters and review of the Subadviser’s investment performance with respect to each Fund; prepares and presents periodic reports to the Board regarding the investment performance of the Subadviser and other information regarding the Subadviser, at such times and in such forms as the Board may reasonably request; reviews and considers any changes in the personnel of the Subadviser responsible for performing the Subadviser’s obligations and makes appropriate reports to the Board; reviews and considers any changes in the ownership or senior management of the Subadviser and makes appropriate reports to the Board; performs periodic in-person or telephonic diligence meetings, including with respect to compliance matters, with representatives of the Subadviser; assists the Board and management of the Trusts in developing and reviewing information with respect to the initial approval of each Subadvisory Agreement and annual consideration of each Subadvisory Agreement thereafter; prepares recommendations with respect to the continued retention of the Subadviser or the replacement of the Subadviser, including at the request of the Board; identifies potential successors to or replacements of the Subadviser or potential additional subadvisers, performs appropriate due diligence, and develops and presents to the Board a recommendation as to any such successor, replacement, or additional subadviser, including at the request of the Board; designates and compensates from its own resources such personnel as the Investment Manager may consider necessary or appropriate to the performance of its services; and performs such other review and reporting functions as the Board shall reasonably request consistent with the Investment Management Agreements and applicable law. The Trustees noted the affiliation of the Subadviser with the Investment Manager, noting any potential conflicts of interest. The Trustees also took into account the financial condition of the Investment Manager with respect to its ability to provide the services required under the Investment Management Agreements and the Investment Manager’s undertaking to maintain contractual expense limitations for the Funds. The Trustees also considered the Investment Manager’s risk management processes.

The Trustees also reviewed information relating to the Subadviser’s financial condition, operations and personnel and the investment philosophy, strategies and techniques (its “Investment Strategy”) used in managing each Fund. Among other things, the Trustees reviewed biographical information on portfolio management and other professional staff, information regarding the Subadviser’s organizational and management structure and the Subadviser’s brokerage policies and practices. The Trustees considered specific information provided regarding the experience of the individuals at the Subadviser with portfolio management responsibility for the Funds, including the information set forth in

Annual Renewal of Investment Management and Subadvisory Agreements (continued)

each Fund’s prospectus and statement of additional information. In the course of their deliberations, the Trustees evaluated, among other things: (a) the services rendered by the Subadviser in the past; (b) the qualifications and experience of the Subadviser’s personnel; and (c) the Subadviser’s compliance program. The Trustees also took into account the financial condition of the Subadviser with respect to its ability to provide the services required under each Subadvisory Agreement. The Trustees also considered the Subadviser’s risk management processes.

PERFORMANCE.

As noted above, the Board considered each Fund’s net performance during relevant time periods as compared to the Fund’s Peer Group and Fund Benchmark and considered the gross performance of the Fund as compared to the Subadviser’s relevant performance composite that utilizes the same investment strategy and approach and noted that the Board reviews on a quarterly basis detailed information about each Fund’s performance results and portfolio composition, as well as the Subadviser’s Investment Strategy. The Board noted the Investment Manager’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadviser. The Board was mindful of the Investment Manager’s attention to monitoring the Subadviser’s performance with respect to the Funds and its discussions with management regarding the factors that contributed to the performance of the Funds.

With respect to AMG GW&K Small Cap Core Fund, among other information relating to the Fund’s performance, the Trustees noted that the Fund’s performance for Class N shares (which share class has the earliest inception date of all the share classes of the Fund) for the 1-year, 3-year, 5-year and 10-year periods ended March 31, 2018 was above the median performance of the Peer Group and above the performance of the Fund Benchmark, the Russell 2000® Index. The Trustees took into account management’s discussion of the Fund’s performance. The Trustees noted that Class N shares of the Fund ranked in the top decile relative to its Peer Group for the 1-year period and in the top quintile relative to its Peer Group for the 3-year, 5-year and 10-year periods. The Trustees concluded that the Fund’s overall performance has been satisfactory.

With respect to AMG GW&K Small/Mid Cap Fund, among other information relating to the Fund’s performance, the Trustees noted that the Fund’s performance for Class I shares (which share class has the earliest inception date of all the share classes of the Fund) for the 1-year period ended March 31, 2018 and for the period from the Fund’s inception on June 30, 2015 through March 31, 2018 was above and below, respectively, the median performance for the Peer Group and below the performance of the Fund Benchmark, the Russell 2500® Index. The Trustees took into account management’s discussion of the Fund’s performance, including the reasons for the Fund’s underperformance. The Trustees also took into account the Fund’s relatively short performance history and the fact that the Fund made changes to its principal investment strategy in 2017. The Trustees concluded that the Fund’s overall performance has been satisfactory in light of the Fund’s investment objective, strategies and policies.

With respect to AMG GW&K Municipal Enhanced Yield Fund, among other information relating to the Fund’s performance, the Trustees noted that the Fund’s performance for Class I shares (which share class has the earliest inception date and the largest amount of assets of all the share classes of the Fund) for the 1-year, 3-year, 5-year and 10-year periods ended March 31, 2018 was above the median performance of the Peer Group and above the performance of the Fund Benchmark, the Bloomberg Barclays U.S. Municipal Bond BAA Index. The Trustees took into account management’s discussion of the Fund’s performance. The Trustees noted that the Fund’s longer-term performance results compare favorably to the Fund Benchmark and that Class I shares of the Fund ranked in the top decile relative to its Peer Group for the 10-year period. The Trustees concluded that the Fund’s overall performance has been satisfactory.

With respect to AMG GW&K Municipal Bond Fund, among other information relating to the Fund’s performance, the Trustees noted that the Fund’s performance for Class I shares (which share class has the largest amount of assets of all the share classes of the Fund) for the 1-year, 3-year and 5-year periods ended March 31, 2018 and for the period from the Fund’s inception on June 30, 2009 through March 31, 2018 was below, above, above and above, respectively, the median performance of the Peer Group and below the performance of the Fund Benchmark, the Bloomberg Barclays 10-Year Municipal Bond Index. The Trustees took into account management’s discussion of the Fund’s performance, including the reasons for the Fund’s underperformance relative to its Peer Group, recently, and the Fund Benchmark. The Trustees also noted that Class I shares of the Fund ranked in the top quartile relative to its Peer Group since inception. The Trustees concluded that the Fund’s overall performance has been satisfactory in light of the Fund’s investment objective, strategies and policies.

With respect to AMG GW&K Enhanced Core Bond Fund, among other information relating to the Fund’s performance, the Trustees noted that the Fund’s performance for Class Z shares (which share class has the largest amount of assets of all the share classes of the Fund) for the 1-year, 3-year, 5-year and 10-year periods ended March 31, 2018 was above, below, below and above, respectively, the median performance of the Peer Group and above, below, below and above, respectively, the performance of the Fund Benchmark, the Bloomberg Barclays U.S. Aggregate Bond Index. The Trustees took into account management’s discussion of the Fund’s performance, including its more recent improved performance relative to its Peer Group and the Fund Benchmark. The Trustees concluded that the Fund’s overall performance has been satisfactory in light of the Fund’s investment objective, strategies and policies.

ADVISORY AND SUBADVISORY FEES AND PROFITABILITY.

In considering the reasonableness of the advisory fee payable to the Investment Manager, the Trustees reviewed information provided by the Investment Manager setting forth all revenues and other benefits, both direct and indirect (including any so-called “fallout benefits” such as reputational value derived from the Investment Manager serving as Investment Manager to a Fund), received by the Investment Manager and its affiliates attributable to managing each Fund and all the mutual funds in the AMG Funds Family of Funds, the cost of providing such services, the significant risks undertaken as Investment Manager and sponsor of the Funds, including investment, operational, enterprise, entrepreneurial, litigation, regulatory and compliance risks, and the resulting profitability to the Investment Manager and its affiliates from these relationships. The Trustees also considered the amount of the advisory fee retained by the Investment Manager after payment of the subadvisory fee with respect to each Fund. The Trustees also noted any payments that were made from the Subadviser to the Investment Manager, and any other payments made

Annual Renewal of Investment Management and Subadvisory Agreements (continued)

or to be made from the Investment Manager to the Subadviser. The Trustees also considered management’s discussion of the current asset levels of the Funds, and the impact on profitability of both the current asset levels and any future growth of assets of the Funds.

In considering the cost of services to be provided by the Investment Manager under each Investment Management Agreement and the profitability to the Investment Manager of its relationship with the Funds, the Trustees noted the undertaking by the Investment Manager to maintain contractual expense limitations for the Funds. The Board also took into account management’s discussion of the advisory fee structure, and, as noted above, the services the Investment Manager provides in performing its functions under each Investment Management Agreement and supervising the Subadviser. Based on the foregoing, the Trustees concluded that the profitability to the Investment Manager is reasonable and that the Investment Manager is not realizing material benefits from economies of scale that would warrant adjustments to the advisory fee at this time. Also with respect to economies of scale, the Trustees noted that as a Fund’s assets increase over time, the Fund may realize other economies of scale to the extent the increase in assets is proportionally greater than the increase in certain other expenses.

In considering the reasonableness of the subadvisory fees payable by the Investment Manager to the Subadviser, the Trustees reviewed information regarding the cost of providing subadvisory services to each of the Funds and the resulting profitability to the Subadviser from these relationships. The Trustees noted that, because the Subadviser is an affiliate of the Investment Manager, a portion of the Subadviser’s revenues or profits might be shared directly or indirectly with the Investment Manager. The Trustees also noted that the subadvisory fees are paid by the Investment Manager out of its advisory fee. The Board also took into account management’s discussion of the subadvisory fee structure, and the services the Subadviser provides in performing its functions under each Subadvisory Agreement. Based on the foregoing, the Trustees concluded that the profitability to the Subadviser is reasonable and that the Subadviser is not realizing material benefits from economies of scale that would warrant adjustments to the subadvisory fees at this time. Also with respect to economies of scale, the Trustees noted that as a Fund’s assets increase over time, the Fund may realize other economies of scale to the extent the increase in assets is proportionally greater than the increase in certain other expenses.

With respect to AMG GW&K Small Cap Core Fund, the Trustees noted that the Fund’s management fees (which include both the advisory and administration fees) and total expenses (weighted average, all classes combined) (net of applicable expense waivers/reimbursements) as of March 31, 2018 were both lower than the average for the Fund’s Peer Group. The Trustees took into account the fact that the Investment Manager has contractually agreed, through May 1, 2019, to limit the Fund’s net annual operating expenses (subject to certain excluded expenses) to 0.90%. The Trustees noted that the Investment Manager reduced the Fund’s expense limitation in 2017. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadviser (which is an affiliate of the Investment Manager), the foregoing expense limitation and the considerations noted above with respect to the Investment Manager and the Subadviser, the Fund’s advisory and subadvisory fees are reasonable.

With respect to AMG GW&K Small/Mid Cap Fund, the Trustees noted that the Fund’s management fees (which include both the advisory and administration fees) and total expenses (weighted average, all classes combined) (net of applicable expense waivers/reimbursements) as of March 31, 2018 were both lower than the average for the Fund’s Peer Group. The Trustees took into account the fact that the Investment Manager has contractually agreed, through May 1, 2019, to limit the Fund’s net annual operating expenses (subject to certain excluded expenses) to 0.85%. The Trustees noted that the Investment Manager reduced the Fund’s expense limitation in 2017. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadviser (which is an affiliate of the Investment Manager), the foregoing expense limitation and the considerations noted above with respect to the Investment Manager and the Subadviser, the Fund’s advisory and subadvisory fees are reasonable.

With respect to AMG GW&K Municipal Enhanced Yield Fund, the Trustees noted that the Fund’s management fees (which include both the advisory and administration fees) and total expenses (weighted average, all classes combined) (net of applicable expense waivers/reimbursements) as of March 31, 2018 were higher and lower, respectively, than the average for the Fund’s Peer Group. The Trustees took into account the fact that the Investment Manager has contractually agreed, through May 1, 2019, to limit the Fund’s net annual operating expenses (subject to certain excluded expenses) to 0.59%. The Trustees noted that the Investment Manager reduced the Fund’s expense limitation in 2017. The Board also took into account management’s discussion of the Fund’s expenses and competitiveness with comparably sized funds. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadviser (which is an affiliate of the Investment Manager), the foregoing expense limitation and the considerations noted above with respect to the Investment Manager and the Subadviser, the Fund’s advisory and subadvisory fees are reasonable.

With respect to AMG GW&K Municipal Bond Fund, the Trustees noted that the Fund’s management fees (which include both the advisory and administration fees) and total expenses (weighted average, all classes combined) (net of applicable expense waivers/reimbursements) as of March 31, 2018 were both lower than the average for the Fund’s Peer Group. The Trustees took into account the fact that the Investment Manager has contractually agreed, through May 1, 2019, to limit the Fund’s net annual operating expenses (subject to certain excluded expenses) to 0.34%. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadviser (which is an affiliate of the Investment Manager), the foregoing expense limitation and the considerations noted above with respect to the Investment Manager and the Subadviser, the Fund’s advisory and subadvisory fees are reasonable.

With respect to AMG GW&K Enhanced Core Bond Fund, the Trustees noted that the Fund’s management fees (which include both the advisory and administration fees) and total expenses (weighted average, all classes combined) (net of applicable expense waivers/reimbursements) as of March 31, 2018 were lower and higher, respectively, than the average for the Peer Group. The Trustees took into account the fact that the Investment Manager has contractually agreed, through May 1, 2019, to limit the Fund’s net annual operating expenses (subject to certain excluded expenses) to

0.48%. The Trustees noted that the Investment Manager reduced the Fund’s expense limitation in 2017. The Trustees also took into account management’s discussion of the Fund’s expenses

Annual Renewal of Investment Management and Subadvisory Agreements (continued)

and competitiveness with comparably sized funds. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadviser (which is an affiliate of the Investment Manager), the foregoing expense limitation and the considerations noted above with respect to the Investment Manager and the Subadviser, the Fund’s advisory and subadvisory fees are reasonable.

* * * *

After consideration of the foregoing, the Trustees also reached the following conclusions (in addition to the conclusions discussed above) regarding the Investment Management and Subadvisory Agreements: (a) the Investment Manager has demonstrated that it possesses the resources and capability to perform its duties under each Investment Management Agreement; (b) the Subadviser has the resources to perform its duties under each Subadvisory Agreement and is qualified to manage each Fund’s assets in accordance with its investment objectives and policies; and (c) the Investment Manager and Subadviser maintain appropriate compliance programs.

Based on all of the above-mentioned factors and their related conclusions, with no single factor or conclusion being determinative and with each Trustee not necessarily attributing the same weight to each factor, the Trustees concluded that approval of each Investment Management Agreement and each Subadvisory Agreement would be in the best interests of the applicable Fund and its shareholders. Accordingly, on June 27-28, 2018, the Trustees, and separately a majority of the Independent Trustees, voted to approve the Investment Management and the Subadvisory Agreements for each Fund.

THIS PAGE INTENTIONALLY LEFT BLANK

INVESTMENT MANAGER AND ADMINISTRATOR

AMG Funds LLC

600 Steamboat Road, Suite 300 Greenwich, CT 06830

800.835.3879

DISTRIBUTOR

AMG Distributors, Inc.

600 Steamboat Road, Suite 300 Greenwich, CT 06830

800.835.3879

SUBADVISER

GW&K Investment Management, LLC 222 Berkeley St.

Boston, MA 02116

CUSTODIAN

The Bank of New York Mellon

111 Sanders Creek Parkway

East Syracuse, NY 13057

LEGAL COUNSEL

Ropes & Gray LLP

Prudential Tower, 800 Boylston Street Boston, MA 02199-3600

TRANSFER AGENT

BNY Mellon Investment Servicing (US) Inc.

Attn: AMG Funds

P.O. Box 9769

Providence, RI 02940

800.548.4539

TRUSTEES

Bruce B. Bingham

Christine C. Carsman

Edward J. Kaier

Kurt A. Keilhacker

Steven J. Paggioli

Richard F. Powers III

Eric Rakowski

Victoria L. Sassine

Thomas R. Schneeweis

This report is prepared for the Funds’ shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus. To receive a free copy of the prospectus or Statement of Additional Information, which includes additional information about Fund Trustees, please contact us by calling 800.835.3879. Distributed by AMG Distributors, Inc., member FINRA/SIPC.

Current net asset values per share for each Fund are available on the Funds’ website at amgfunds.com.

A description of the policies and procedures each Fund uses to vote its proxies is available: (i) without charge, upon request, by calling 800.835.3879, or (ii) on the Securities and Exchange Commission’s (SEC) website at sec.gov. For information regarding each Fund’s proxy voting record for the 12-month period ended June 30, call 800.835.3879 or visit the SEC website at sec.gov.

Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at sec.gov. A Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1.800.SEC.0330. To review a complete list of the Funds’ portfolio holdings, or to view the most recent quarterly holdings report, semiannual report, or annual report, please visit amgfunds.com.

amgfunds.com	61

AFFILIATE SUBADVISED FUNDS

BALANCED FUNDS

AMG Chicago Equity Partners Balanced

Chicago Equity Partners, LLC

AMG FQ Global Risk-Balanced

First Quadrant, L.P.

EQUITY FUNDS

AMG FQ Tax-Managed U.S. Equity

AMG FQ Long-Short Equity

First Quadrant, L.P.

AMG Frontier Small Cap Growth

Frontier Capital Management Co., LLC

AMG GW&K Small Cap Core

AMG GW&K Small/Mid Cap

AMG GW&K U.S. Small Cap Growth

GW&K Investment Management, LLC

AMG Renaissance International Equity

AMG Renaissance Large Cap Growth

The Renaissance Group LLC

AMG River Road Dividend All Cap Value

AMG River Road Dividend All Cap Value II

AMG River Road Focused Absolute Value

AMG River Road Long-Short

AMG River Road Small-Mid Cap Value

AMG River Road Small Cap Value

River Road Asset Management, LLC

AMG SouthernSun Small Cap

AMG SouthernSun Global Opportunities

AMG SouthernSun U.S. Equity

SouthernSun Asset Management, LLC

AMG Systematic Mid Cap Value

Systematic Financial Management L.P.

AMG TimesSquare Emerging Markets Small Cap

AMG TimesSquare Global Small Cap

AMG TimesSquare International Small Cap

AMG TimesSquare Mid Cap Growth

AMG TimesSquare Small Cap Growth

TimesSquare Capital Management, LLC

AMG Trilogy Emerging Markets Equity

AMG Trilogy EmergingWealth Equity

Trilogy Global Advisors, L.P.

AMG Yacktman

AMG Yacktman Focused

AMG Yacktman Focused Fund - Security Selection Only

AMG Yacktman Special Opportunities

Yacktman Asset Management LP

FIXED INCOME FUNDS

AMG GW&K Core Bond

AMG GW&K Enhanced Core Bond

AMG GW&K Municipal Bond

AMG GW&K Municipal Enhanced Yield

GW&K Investment Management, LLC

OPEN-ARCHITECTURE FUNDS

ALTERNATIVE FUNDS

AMG Managers Lake Partners LASSO Alternative

Lake Partners, Inc.

BALANCED FUNDS

AMG Managers Montag & Caldwell Balanced

Montag & Caldwell, LLC

EQUITY FUNDS

AMG Managers Brandywine

AMG Managers Brandywine Advisors Mid Cap Growth

AMG Managers Brandywine Blue

Friess Associates, LLC

AMG Managers Cadence Emerging Companies

AMG Managers Cadence Mid Cap

Cadence Capital Management LLC

AMG Managers CenterSquare Real Estate

CenterSquare Investment Management LLC

AMG Managers Emerging Opportunities

Lord, Abbett & Co. LLC

WEDGE Capital Management L.L.P.

Next Century Growth Investors LLC

RBC Global Asset Management (U.S.) Inc.

AMG Managers Essex Small/Micro Cap Growth

Essex Investment Management Company, LLC

AMG Managers Fairpointe ESG Equity

AMG Managers Fairpointe Mid Cap

Fairpointe Capital LLC

AMG Managers Guardian Capital Global Dividend

Guardian Capital LP

AMG Managers LMCG Small Cap Growth

LMCG Investments, LLC

AMG Managers Montag & Caldwell Growth

AMG Managers Montag & Caldwell Mid Cap Growth

Montag & Caldwell, LLC

AMG Managers Pictet International

Pictet Asset Management Limited

AMG Managers Silvercrest Small Cap

Silvercrest Asset Management Group LLC

AMG Managers Skyline Special Equities

Skyline Asset Management, L.P.

AMG Managers Special Equity

Ranger Investment Management, L.P.

Lord, Abbett & Co. LLC

Smith Asset Management Group, L.P.

Federated MDTA LLC

AMG Managers Value Partners Asia Dividend

Value Partners Hong Kong Limited

FIXED INCOME FUNDS

AMG Managers Amundi Intermediate Government

AMG Managers Amundi Short Duration Government

Amundi Pioneer Institutional Asset Management, Inc.

AMG Managers Doubleline Core Plus Bond

DoubleLine Capital LP

AMG Managers Global Income Opportunity

AMG Managers Loomis Sayles Bond

Loomis, Sayles & Company, L.P.

amgfunds.com	063018	SAR019

Item 2.	CODE OF ETHICS

Not applicable for the semi-annual shareholder report.

Item 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable for the semi-annual shareholder report.

Item 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable for the semi-annual shareholder report.

Item 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

Item 6.	SCHEDULE OF INVESTMENTS

The schedule of investments in unaffiliated issuers as of the close of the reporting period is included as part of the shareholder report contained in Item 1 hereof.

Item 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

Item 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

Item 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS

Not applicable.

Item 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

Not applicable.

Item 11.	CONTROLS AND PROCEDURES

(a)

The registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no changes in the registrant’s internal control over financial reporting during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

Item 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

Item 13.	EXHIBITS

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Filed herewith.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 – Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMG FUNDS II

By:	/s/ Keitha L. Kinne
Keitha L. Kinne, Principal Executive Officer

Date:	September 6, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Keitha L. Kinne
Keitha L. Kinne, Principal Executive Officer

Date:	September 6, 2018

By:	/s/ Thomas Disbrow
Thomas Disbrow, Principal Financial Officer

Date:	September 6, 2018